Shareholder Report		4 Months Ended	7 Months Ended	12 Months Ended
		May 01, 2025	Aug. 01, 2025	Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type				N-CSR
Amendment Flag				false
Registrant Name				LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Entity Central Index Key				0000914036
Entity Investment Company Type				N-1A
Document Period End Date				Dec. 31, 2025
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
C000229903
Shareholder Report [Line Items]
Fund Name				Lincoln Hedged Nasdaq-100 Fund
Class Name				Standard Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about Lincoln Hedged Nasdaq-100 Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$66	0.62%

Expenses Paid, Amount				$ 66
Expense Ratio, Percent				0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund maintained its exposure to the Nasdaq-100 Price Return Index (the “Index”) throughout the year via its position in the LVIP SSGA NASDAQ 100 Index Fund and the QQQ FLEX options. In 2025, the Nasdaq-100 stocks proved surprisingly resilient to policy changes, primarily driven by the “Magnificent Seven” technology stocks and strong corporate earnings related to AI investment. For the year, the Fund captured 62% of the Index’s positive return with 60% of its volatility and 68% of its maximum peak-to-trough drawdown, which resulted in a higher return-to-risk ratio compared to the Index.

The largest contributors to the performance of the Fund are:

  The underlying LVIP SSGA NASDAQ 100 Index Fund and the long call options which are used for providing exposure to the Index

The largest detractors from the performance of the Fund are:

  The put options which are used for providing downside protection

  The short call options that finance the put options, resulting in upside limitation

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Invesco QQQ Trust℠, Series 1	S&P U.S. Treasury Bond 0-1 Year Index
9/17/2021	$10,000	$10,000	$10,000	$10,000
12/31/2021	$10,319	$10,636	$10,643	$9,995
12/31/2022	$8,551	$8,570	$7,123	$10,047
12/31/2023	$11,700	$10,835	$10,955	$10,555
12/31/2024	$13,468	$13,445	$13,675	$11,103
12/31/2025	$15,198	$15,778	$16,433	$11,586

Average Annual Return [Table Text Block]
Sub header	1 year	Since Inception 9/17/2021
Standard Class	12.84%	10.25%
Morningstar US Market Index	17.35%	11.22%
Invesco QQQ Trust℠, Series 1	20.16%	12.27%
S&P U.S. Treasury Bond 0-1 Year Index	4.35%	3.49%

Performance Inception Date				Sep. 17, 2021
AssetsNet				$ 15,610,813
Holdings Count | Holding				18
Advisory Fees Paid, Amount				$ 41,065
InvestmentCompanyPortfolioTurnover				36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$15,610,813
# of Portfolio Holdings	18
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$41,065

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Options	54.2%
Equity Funds	52.2%
Money Market Funds	0.2%
Other	(6.6%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000229902
Shareholder Report [Line Items]
Fund Name				Lincoln Hedged Nasdaq-100 Fund
Class Name				Service Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about Lincoln Hedged Nasdaq-100 Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$103	0.97%

Expenses Paid, Amount				$ 103
Expense Ratio, Percent				0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund maintained its exposure to the Nasdaq-100 Price Return Index (the “Index”) throughout the year via its position in the LVIP SSGA NASDAQ 100 Index Fund and the QQQ FLEX options. In 2025, the Nasdaq-100 stocks proved surprisingly resilient to policy changes, primarily driven by the “Magnificent Seven” technology stocks and strong corporate earnings related to AI investment. For the year, the Fund captured 62% of the Index’s positive return with 60% of its volatility and 68% of its maximum peak-to-trough drawdown, which resulted in a higher return-to-risk ratio compared to the Index.

The largest contributors to the performance of the Fund are:

  The underlying LVIP SSGA NASDAQ 100 Index Fund and the long call options which are used for providing exposure to the Index

The largest detractors from the performance of the Fund are:

  The put options which are used for providing downside protection

  The short call options that finance the put options, resulting in upside limitation

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Invesco QQQ Trust℠, Series 1	S&P U.S. Treasury Bond 0-1 Year Index
9/17/2021	$10,000	$10,000	$10,000	$10,000
12/31/2021	$10,308	$10,636	$10,643	$9,995
12/31/2022	$8,514	$8,570	$7,123	$10,047
12/31/2023	$11,607	$10,835	$10,955	$10,555
12/31/2024	$13,315	$13,445	$13,675	$11,103
12/31/2025	$14,972	$15,778	$16,433	$11,586

Average Annual Return [Table Text Block]
Sub header	1 year	Since Inception 9/17/2021
Service Class	12.44%	9.86%
Morningstar US Market Index	17.35%	11.22%
Invesco QQQ Trust℠, Series 1	20.16%	12.27%
S&P U.S. Treasury Bond 0-1 Year Index	4.35%	3.49%

Performance Inception Date				Sep. 17, 2021
AssetsNet				$ 15,610,813
Holdings Count | Holding				18
Advisory Fees Paid, Amount				$ 41,065
InvestmentCompanyPortfolioTurnover				36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$15,610,813
# of Portfolio Holdings	18
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$41,065

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Options	54.2%
Equity Funds	52.2%
Money Market Funds	0.2%
Other	(6.6%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000226492
Shareholder Report [Line Items]
Fund Name				Lincoln Hedged S&P 500 Fund
Class Name				Standard Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about Lincoln Hedged S&P 500 Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$61	0.58%

Expenses Paid, Amount				$ 61
Expense Ratio, Percent				0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund maintained its exposure to the S&P 500 Price Return Index (the “Index”) throughout the year via its position in the LVIP SSGA S&P 500 Index Fund and the S&P 500 FLEX options. In 2025, the US large cap stocks proved surprisingly resilient to policy changes, backed by the strong performance of the AI, communication services, and information technology sectors. For the year, the Fund captured 70% of the Index’s positive return with 60% of its volatility and 62% of its maximum peak-to-trough drawdown, which resulted in a higher return-to-risk ratio compared to the Index.

The largest contributors to the performance of the Fund are:

  The underlying LVIP SSGA S&P 500 Index Fund and the long call options which are used for providing exposure to the Index

The largest detractors from the performance of the Fund are:

  The put options which are used for providing downside protection

  The short call options that finance the put options, resulting in upside limitation

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	S&P 500® Index	S&P U.S. Treasury Bond 0-1 Year Index
5/21/2021	$10,000	$10,000	$10,000	$10,000
12/31/2021	$10,718	$11,382	$11,565	$9,996
12/31/2022	$10,016	$9,171	$9,470	$10,048
12/31/2023	$11,721	$11,595	$11,960	$10,556
12/31/2024	$13,400	$14,388	$14,952	$11,104
12/31/2025	$14,995	$16,884	$17,625	$11,588

Average Annual Return [Table Text Block]
Sub header	1 year	Since Inception 5/21/2021
Standard Class	11.90%	9.17%
Morningstar US Market Index	17.35%	12.02%
S&P 500® Index	17.88%	13.07%
S&P U.S. Treasury Bond 0-1 Year Index	4.35%	3.24%

Performance Inception Date				May 21, 2021
AssetsNet				$ 54,781,238
Holdings Count | Holding				18
Advisory Fees Paid, Amount				$ 157,311
InvestmentCompanyPortfolioTurnover				35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$54,781,238
# of Portfolio Holdings	18
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$157,311

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Options	53.4%
Equity Funds	51.7%
Money Market Funds	0.1%
Other	(5.2%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000226491
Shareholder Report [Line Items]
Fund Name				Lincoln Hedged S&P 500 Fund
Class Name				Service Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about Lincoln Hedged S&P 500 Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$98	0.93%

Expenses Paid, Amount				$ 98
Expense Ratio, Percent				0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund maintained its exposure to the S&P 500 Price Return Index (the “Index”) throughout the year via its position in the LVIP SSGA S&P 500 Index Fund and the S&P 500 FLEX options. In 2025, the US large cap stocks proved surprisingly resilient to policy changes, backed by the strong performance of the AI, communication services, and information technology sectors. For the year, the Fund captured 70% of the Index’s positive return with 60% of its volatility and 62% of its maximum peak-to-trough drawdown, which resulted in a higher return-to-risk ratio compared to the Index.

The largest contributors to the performance of the Fund are:

  The underlying LVIP SSGA S&P 500 Index Fund and the long call options which are used for providing exposure to the Index

The largest detractors from the performance of the Fund are:

  The put options which are used for providing downside protection

  The short call options that finance the put options, resulting in upside limitation

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	S&P 500® Index	S&P U.S. Treasury Bond 0-1 Year Index
5/21/2021	$10,000	$10,000	$10,000	$10,000
12/31/2021	$10,696	$11,382	$11,565	$9,996
12/31/2022	$9,961	$9,171	$9,470	$10,048
12/31/2023	$11,617	$11,595	$11,960	$10,556
12/31/2024	$13,233	$14,388	$14,952	$11,104
12/31/2025	$14,757	$16,884	$17,625	$11,588

Average Annual Return [Table Text Block]
Sub header	1 year	Since Inception 5/21/2021
Service Class	11.52%	8.80%
Morningstar US Market Index	17.35%	12.02%
S&P 500® Index	17.88%	13.07%
S&P U.S. Treasury Bond 0-1 Year Index	4.35%	3.24%

Performance Inception Date				May 21, 2021
AssetsNet				$ 54,781,238
Holdings Count | Holding				18
Advisory Fees Paid, Amount				$ 157,311
InvestmentCompanyPortfolioTurnover				35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$54,781,238
# of Portfolio Holdings	18
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$157,311

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Options	53.4%
Equity Funds	51.7%
Money Market Funds	0.1%
Other	(5.2%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000226494
Shareholder Report [Line Items]
Fund Name				Lincoln Hedged S&P 500 Conservative Fund
Class Name				Standard Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about Lincoln Hedged S&P 500 Conservative Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$60	0.57%

Expenses Paid, Amount				$ 60
Expense Ratio, Percent				0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund maintained its exposure to the S&P 500 Price Return Index (the “Index”) throughout the year via its position in the LVIP SSGA S&P 500 Index Fund and the S&P 500 FLEX options. In 2025, the US large cap stocks proved surprisingly resilient to policy changes, backed by the strong performance of the AI, communication services, and information technology sectors. For the year, the Fund captured 57% of the Index’s positive return with 42% of its volatility and 42% of its maximum peak-to-trough drawdown, which resulted in a higher return-to-risk ratio compared to the Index.

The largest contributors to the performance of the Fund are:

  The underlying LVIP SSGA S&P 500 Index Fund and the long call options which are used for providing exposure to the Index

The largest detractors from the performance of the Fund are:

  The put options which are used for providing downside protection

  The short call options that finance the put options, resulting in upside limitation

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	S&P 500® Index	S&P U.S. Treasury Bond 0-1 Year Index
5/21/2021	$10,000	$10,000	$10,000	$10,000
12/31/2021	$10,369	$11,382	$11,565	$9,996
12/31/2022	$10,086	$9,171	$9,470	$10,048
12/31/2023	$11,436	$11,595	$11,960	$10,556
12/31/2024	$12,655	$14,388	$14,952	$11,104
12/31/2025	$13,878	$16,884	$17,625	$11,588

Average Annual Return [Table Text Block]
Sub header	1 year	Since Inception 5/21/2021
Standard Class	9.66%	7.36%
Morningstar US Market Index	17.35%	12.02%
S&P 500® Index	17.88%	13.07%
S&P U.S. Treasury Bond 0-1 Year Index	4.35%	3.24%

Performance Inception Date				May 21, 2021
AssetsNet				$ 25,890,522
Holdings Count | Holding				18
Advisory Fees Paid, Amount				$ 81,877
InvestmentCompanyPortfolioTurnover				40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$25,890,522
# of Portfolio Holdings	18
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$81,877

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Options	54.3%
Equity Funds	52.8%
Money Market Funds	0.3%
Other	(7.4%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000226493
Shareholder Report [Line Items]
Fund Name				Lincoln Hedged S&P 500 Conservative Fund
Class Name				Service Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about Lincoln Hedged S&P 500 Conservative Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$96	0.92%

Expenses Paid, Amount				$ 96
Expense Ratio, Percent				0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund maintained its exposure to the S&P 500 Price Return Index (the “Index”) throughout the year via its position in the LVIP SSGA S&P 500 Index Fund and the S&P 500 FLEX options. In 2025, the US large cap stocks proved surprisingly resilient to policy changes, backed by the strong performance of the AI, communication services, and information technology sectors. For the year, the Fund captured 57% of the Index’s positive return with 42% of its volatility and 42% of its maximum peak-to-trough drawdown, which resulted in a higher return-to-risk ratio compared to the Index.

The largest contributors to the performance of the Fund are:

  The underlying LVIP SSGA S&P 500 Index Fund and the long call options which are used for providing exposure to the Index

The largest detractors from the performance of the Fund are:

  The put options which are used for providing downside protection

  The short call options that finance the put options, resulting in upside limitation

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	S&P 500® Index	S&P U.S. Treasury Bond 0-1 Year Index
5/21/2021	$10,000	$10,000	$10,000	$10,000
12/31/2021	$10,345	$11,382	$11,565	$9,996
12/31/2022	$10,028	$9,171	$9,470	$10,048
12/31/2023	$11,332	$11,595	$11,960	$10,556
12/31/2024	$12,495	$14,388	$14,952	$11,104
12/31/2025	$13,654	$16,884	$17,625	$11,588

Average Annual Return [Table Text Block]
Sub header	1 year	Since Inception 5/21/2021
Service Class	9.27%	6.98%
Morningstar US Market Index	17.35%	12.02%
S&P 500® Index	17.88%	13.07%
S&P U.S. Treasury Bond 0-1 Year Index	4.35%	3.24%

Performance Inception Date				May 21, 2021
AssetsNet				$ 25,890,522
Holdings Count | Holding				18
Advisory Fees Paid, Amount				$ 81,877
InvestmentCompanyPortfolioTurnover				40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$25,890,522
# of Portfolio Holdings	18
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$81,877

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Options	54.3%
Equity Funds	52.8%
Money Market Funds	0.3%
Other	(7.4%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000246876
Shareholder Report [Line Items]
Fund Name				Lincoln Opportunistic Hedged Equity Fund
Class Name				Standard Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about Lincoln Opportunistic Hedged Equity Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$62	0.59%

Expenses Paid, Amount				$ 62
Expense Ratio, Percent				0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund maintained its exposure to the S&P 500 Price Return Index (the “Index”) throughout the year via its position in the LVIP SSGA S&P 500 Index Fund and the S&P 500 FLEX options. In 2025, the US large cap stocks proved surprisingly resilient to policy changes, backed by the strong performance of the AI, communication services, and information technology sectors. For the year, the Fund captured 60% of the Index’s positive return with 65% of its volatility and 68% of its maximum peak-to-trough drawdown.

The largest contributors to the performance of the Fund are:

  The underlying LVIP SSGA S&P 500 Index Fund and the long call options which are used for providing exposure to the Index

The largest detractors from the performance of the Fund are:

  The put options which are used for providing downside protection

  The short call options that finance the put options, resulting in upside limitation

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	S&P 500® Index	Lincoln Opportunistic Hedged Equity Composite
12/13/2023	$10,000	$10,000	$10,000	$10,000
12/31/2023	$10,092	$10,163	$10,141	$10,099
12/31/2024	$11,657	$12,612	$12,678	$11,798
12/31/2025	$12,841	$14,800	$14,945	$13,272

Average Annual Return [Table Text Block]
Sub header	1 year	Since Inception 12/13/2023
Standard Class	10.16%	12.96%
Morningstar US Market Index	17.35%	21.07%
S&P 500® Index	17.88%	21.65%
Lincoln Opportunistic Hedged Equity Composite	12.49%	14.80%

Performance Inception Date				Dec. 13, 2023
AssetsNet				$ 10,783,039
Holdings Count | Holding				6
Advisory Fees Paid, Amount				$ 45,158
InvestmentCompanyPortfolioTurnover				58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$10,783,039
# of Portfolio Holdings	6
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$45,158

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Options	52.3%
Equity Funds	50.5%
Money Market Funds	0.7%
Other	(3.5%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000246877
Shareholder Report [Line Items]
Fund Name				Lincoln Opportunistic Hedged Equity Fund
Class Name				Service Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about Lincoln Opportunistic Hedged Equity Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$99	0.94%

Expenses Paid, Amount				$ 99
Expense Ratio, Percent				0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund maintained its exposure to the S&P 500 Price Return Index (the “Index”) throughout the year via its position in the LVIP SSGA S&P 500 Index Fund and the S&P 500 FLEX options. In 2025, the US large cap stocks proved surprisingly resilient to policy changes, backed by the strong performance of the AI, communication services, and information technology sectors. For the year, the Fund captured 60% of the Index’s positive return with 65% of its volatility and 68% of its maximum peak-to-trough drawdown.

The largest contributors to the performance of the Fund are:

  The underlying LVIP SSGA S&P 500 Index Fund and the long call options which are used for providing exposure to the Index

The largest detractors from the performance of the Fund are:

  The put options which are used for providing downside protection

  The short call options that finance the put options, resulting in upside limitation

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	S&P 500® Index	Lincoln Opportunistic Hedged Equity Composite
12/13/2023	$10,000	$10,000	$10,000	$10,000
12/31/2023	$10,090	$10,163	$10,141	$10,099
12/31/2024	$11,615	$12,612	$12,678	$11,798
12/31/2025	$12,749	$14,800	$14,945	$13,272

Average Annual Return [Table Text Block]
Sub header	1 year	Since Inception 12/13/2023
Service Class	9.77%	12.57%
Morningstar US Market Index	17.35%	21.07%
S&P 500® Index	17.88%	21.65%
Lincoln Opportunistic Hedged Equity Composite	12.49%	14.80%

Performance Inception Date				Dec. 13, 2023
AssetsNet				$ 10,783,039
Holdings Count | Holding				6
Advisory Fees Paid, Amount				$ 45,158
InvestmentCompanyPortfolioTurnover				58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$10,783,039
# of Portfolio Holdings	6
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$45,158

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Options	52.3%
Equity Funds	50.5%
Money Market Funds	0.7%
Other	(3.5%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000205542
Shareholder Report [Line Items]
Fund Name				LVIP Global Aggressive Growth Allocation Managed Risk Fund
Class Name				Standard Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP Global Aggressive Growth Allocation Managed Risk Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$35	0.33%

Expenses Paid, Amount				$ 35
Expense Ratio, Percent				0.33%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure and is designed to give broad exposure to domestic equities and fixed income securities by investing in a combination of actively managed, passive index and multi-factor funds.

  During 2025, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund underperformed its composite benchmark for the year.

  Equity allocations to actively managed multi-factor and international value funds generally contributed positively to performance.

  Conversely, equity allocations to actively managed international growth and domestic large cap value-oriented funds detracted from returns.

  Within fixed income, allocations to actively managed bond funds were generally in-line with the fixed income index component of the Fund’s composite benchmark.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell 1000® Index	Global Aggressive Growth Blended Composite
11/1/2018	$10,000	$10,000	$10,000	$10,000
12/31/2018	$9,682	$9,155	$9,168	$9,465
12/31/2019	$11,372	$12,013	$12,049	$11,696
12/31/2020	$12,104	$14,524	$14,574	$13,564
12/31/2021	$13,887	$18,269	$18,430	$15,546
12/31/2022	$11,174	$14,719	$14,905	$12,971
12/31/2023	$12,748	$18,610	$18,859	$15,311
12/31/2024	$14,284	$23,094	$23,482	$17,225
12/31/2025	$16,417	$27,100	$27,559	$20,394

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	Since Inception 11/1/2018
Standard Class	14.94%	6.29%	7.16%
Morningstar US Market Index	17.35%	13.29%	14.93%
Russell 1000® Index	17.37%	13.59%	15.20%
Global Aggressive Growth Blended Composite	18.40%	8.50%	10.46%

Performance Inception Date				Nov. 01, 2018
AssetsNet				$ 340,109,288
Holdings Count | Holding				38
Advisory Fees Paid, Amount				$ 794,137
InvestmentCompanyPortfolioTurnover				24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$340,109,288
# of Portfolio Holdings	38
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$794,137

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	51.7%
International Equity Funds	27.3%
Fixed Income Funds	17.7%
Money Market Funds	2.9%
Global Equity Funds	0.3%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000205541
Shareholder Report [Line Items]
Fund Name				LVIP Global Aggressive Growth Allocation Managed Risk Fund
Class Name				Service Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP Global Aggressive Growth Allocation Managed Risk Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$62	0.58%

Expenses Paid, Amount				$ 62
Expense Ratio, Percent				0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure and is designed to give broad exposure to domestic equities and fixed income securities by investing in a combination of actively managed, passive index and multi-factor funds.

  During 2025, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund underperformed its composite benchmark for the year.

  Equity allocations to actively managed multi-factor and international value funds generally contributed positively to performance.

  Conversely, equity allocations to actively managed international growth and domestic large cap value-oriented funds detracted from returns.

  Within fixed income, allocations to actively managed bond funds were generally in-line with the fixed income index component of the Fund’s composite benchmark.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell 1000® Index	Global Aggressive Growth Blended Composite
11/1/2018	$10,000	$10,000	$10,000	$10,000
12/31/2018	$9,677	$9,155	$9,168	$9,465
12/31/2019	$11,340	$12,013	$12,049	$11,696
12/31/2020	$12,039	$14,524	$14,574	$13,564
12/31/2021	$13,779	$18,269	$18,430	$15,546
12/31/2022	$11,059	$14,719	$14,905	$12,971
12/31/2023	$12,585	$18,610	$18,859	$15,311
12/31/2024	$14,067	$23,094	$23,482	$17,225
12/31/2025	$16,127	$27,100	$27,559	$20,394

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	Since Inception 11/1/2018
Service Class	14.64%	6.02%	6.90%
Morningstar US Market Index	17.35%	13.29%	14.93%
Russell 1000® Index	17.37%	13.59%	15.20%
Global Aggressive Growth Blended Composite	18.40%	8.50%	10.46%

Performance Inception Date				Nov. 01, 2018
AssetsNet				$ 340,109,288
Holdings Count | Holding				38
Advisory Fees Paid, Amount				$ 794,137
InvestmentCompanyPortfolioTurnover				24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$340,109,288
# of Portfolio Holdings	38
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$794,137

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	51.7%
International Equity Funds	27.3%
Fixed Income Funds	17.7%
Money Market Funds	2.9%
Global Equity Funds	0.3%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000205544
Shareholder Report [Line Items]
Fund Name				LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Class Name				Standard Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP U.S. Aggressive Growth Allocation Managed Risk Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$33	0.32%

Expenses Paid, Amount				$ 33
Expense Ratio, Percent				0.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure and is designed to give broad exposure to domestic equities and fixed income securities by investing in a combination of actively managed, passive index and multi-factor funds.

  During 2025, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund underperformed its composite benchmark for the year.

  Equity allocations to multi-factor funds contributed positively to performance.

  Conversely, equity allocations to actively managed large and mid-cap value-oriented funds detracted from returns.

  Within fixed income, allocations to actively managed bond funds were generally in-line with the fixed income index component of the Fund’s composite benchmark.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell 1000® Index	U.S. Aggressive Allocation Blended Composite
11/1/2018	$10,000	$10,000	$10,000	$10,000
12/31/2018	$9,639	$9,155	$9,168	$9,345
12/31/2019	$11,407	$12,013	$12,049	$11,787
12/31/2020	$12,380	$14,524	$14,574	$14,033
12/31/2021	$14,632	$18,269	$18,430	$16,701
12/31/2022	$11,476	$14,719	$14,905	$13,761
12/31/2023	$13,290	$18,610	$18,859	$16,500
12/31/2024	$15,295	$23,094	$23,482	$19,332
12/31/2025	$16,704	$27,100	$27,559	$22,041

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	Since Inception 11/1/2018
Standard Class	9.21%	6.17%	7.42%
Morningstar US Market Index	17.35%	13.29%	14.93%
Russell 1000® Index	17.37%	13.59%	15.20%
U.S. Aggressive Allocation Blended Composite	14.01%	9.45%	11.66%

Performance Inception Date				Nov. 01, 2018
AssetsNet				$ 246,325,079
Holdings Count | Holding				22
Advisory Fees Paid, Amount				$ 543,440
InvestmentCompanyPortfolioTurnover				23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$246,325,079
# of Portfolio Holdings	22
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$543,440

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	79.1%
Fixed Income Funds	17.6%
Money Market Funds	3.0%
Global Equity Funds	0.2%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000205543
Shareholder Report [Line Items]
Fund Name				LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Class Name				Service Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP U.S. Aggressive Growth Allocation Managed Risk Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$60	0.57%

Expenses Paid, Amount				$ 60
Expense Ratio, Percent				0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure and is designed to give broad exposure to domestic equities and fixed income securities by investing in a combination of actively managed, passive index and multi-factor funds.

  During 2025, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund underperformed its composite benchmark for the year.

  Equity allocations to multi-factor funds contributed positively to performance.

  Conversely, equity allocations to actively managed large and mid-cap value-oriented funds detracted from returns.

  Within fixed income, allocations to actively managed bond funds were generally in-line with the fixed income index component of the Fund’s composite benchmark.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell 1000® Index	U.S. Aggressive Allocation Blended Composite
11/1/2018	$10,000	$10,000	$10,000	$10,000
12/31/2018	$9,635	$9,155	$9,168	$9,345
12/31/2019	$11,376	$12,013	$12,049	$11,787
12/31/2020	$12,316	$14,524	$14,574	$14,033
12/31/2021	$14,518	$18,269	$18,430	$16,701
12/31/2022	$11,359	$14,719	$14,905	$13,761
12/31/2023	$13,122	$18,610	$18,859	$16,500
12/31/2024	$15,064	$23,094	$23,482	$19,332
12/31/2025	$16,410	$27,100	$27,559	$22,041

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	Since Inception 11/1/2018
Service Class	8.94%	5.91%	7.16%
Morningstar US Market Index	17.35%	13.29%	14.93%
Russell 1000® Index	17.37%	13.59%	15.20%
U.S. Aggressive Allocation Blended Composite	14.01%	9.45%	11.66%

Performance Inception Date				Nov. 01, 2018
AssetsNet				$ 246,325,079
Holdings Count | Holding				22
Advisory Fees Paid, Amount				$ 543,440
InvestmentCompanyPortfolioTurnover				23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$246,325,079
# of Portfolio Holdings	22
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$543,440

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	79.1%
Fixed Income Funds	17.6%
Money Market Funds	3.0%
Global Equity Funds	0.2%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000043865
Shareholder Report [Line Items]
Fund Name				LVIP AllianceBernstein Large Cap Growth Fund
Class Name				Standard Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP AllianceBernstein Large Cap Growth Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$67	0.63%

Expenses Paid, Amount				$ 67
Expense Ratio, Percent				0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the full year 2025, the Fund rose in absolute terms but underperformed the Russell 1000 Growth. Stock selection hurt relative returns, while sector selection was neutral overall. Selection within industrials and healthcare detracted, while selection in technology and consumer staples contributed.

  Top detractors were lululemon athletica (sold before year end), Chipotle Mexican Grill, UnitedHealth Group, Progressive and Copart.

  Top contributors were Apple (underweight), Alphabet Inc. (underweight), TSMC, Monster Beverage and Broadcom.

Large-cap equities advanced in 2025, with growth stocks outperforming value. Volatility has been elevated, with high-beta and momentum factors leading, while quality factors, such as profitability, which the Fund is overweight, lagged.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell 1000® Growth Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,139	$11,244	$10,708
12/31/2017	$13,556	$13,658	$13,943
12/31/2018	$13,404	$12,968	$13,732
12/31/2019	$17,567	$17,018	$18,729
12/31/2020	$23,973	$20,575	$25,938
12/31/2021	$28,881	$25,880	$33,096
12/31/2022	$17,121	$20,851	$23,453
12/31/2023	$25,052	$26,363	$33,462
12/31/2024	$31,548	$32,715	$44,623
12/31/2025	$35,965	$38,390	$52,906

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	14.00%	8.45%	13.65%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

AssetsNet				$ 1,605,453,571
Holdings Count | Holding				73
Advisory Fees Paid, Amount				$ 8,933,319
InvestmentCompanyPortfolioTurnover				50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,605,453,571
# of Portfolio Holdings	73
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$8,933,319

Holdings [Text Block]

Asset Allocation

Common Stock	96.9%
Money Market Funds	2.4%
Convertible Preferred Stocks	0.8%
Other	(0.1%)

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	20.6%
Interactive Media & Services	13.6%
Software	12.9%
Broadline Retail	7.3%
Financial Services	4.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000043866
Shareholder Report [Line Items]
Fund Name				LVIP AllianceBernstein Large Cap Growth Fund
Class Name				Service Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP AllianceBernstein Large Cap Growth Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$94	0.88%

Expenses Paid, Amount				$ 94
Expense Ratio, Percent				0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the full year 2025, the Fund rose in absolute terms but underperformed the Russell 1000 Growth. Stock selection hurt relative returns, while sector selection was neutral overall. Selection within industrials and healthcare detracted, while selection in technology and consumer staples contributed.

  Top detractors were lululemon athletica (sold before year end), Chipotle Mexican Grill, UnitedHealth Group, Progressive and Copart.

  Top contributors were Apple (underweight), Alphabet Inc. (underweight), TSMC, Monster Beverage and Broadcom.

Large-cap equities advanced in 2025, with growth stocks outperforming value. Volatility has been elevated, with high-beta and momentum factors leading, while quality factors, such as profitability, which the Fund is overweight, lagged.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell 1000® Growth Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,114	$11,244	$10,708
12/31/2017	$13,489	$13,658	$13,943
12/31/2018	$13,305	$12,968	$13,732
12/31/2019	$17,393	$17,018	$18,729
12/31/2020	$23,677	$20,575	$25,938
12/31/2021	$28,454	$25,880	$33,096
12/31/2022	$16,826	$20,851	$23,453
12/31/2023	$24,558	$26,363	$33,462
12/31/2024	$30,849	$32,715	$44,623
12/31/2025	$35,080	$38,390	$52,906

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	13.72%	8.18%	13.37%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

AssetsNet				$ 1,605,453,571
Holdings Count | Holding				73
Advisory Fees Paid, Amount				$ 8,933,319
InvestmentCompanyPortfolioTurnover				50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,605,453,571
# of Portfolio Holdings	73
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$8,933,319

Holdings [Text Block]

Asset Allocation

Common Stock	96.9%
Money Market Funds	2.4%
Convertible Preferred Stocks	0.8%
Other	(0.1%)

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	20.6%
Interactive Media & Services	13.6%
Software	12.9%
Broadline Retail	7.3%
Financial Services	4.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000090441
Shareholder Report [Line Items]
Fund Name				LVIP American Balanced Allocation Fund
Class Name				Standard Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP American Balanced Allocation Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$29	0.27%

Expenses Paid, Amount				$ 29
Expense Ratio, Percent				0.27%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a diversified portfolio of American Funds.

  During 2025, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund underperformed its composite benchmark for the year.

  Equity allocations to domestic core and growth-oriented funds contributed positively to performance.

  Conversely, equity allocations to domestic value and global small cap funds detracted from returns as they underperformed their respective equity indexes within the Fund’s composite benchmark for the year.

  Within fixed income, positive security selection within high yield contributed to returns.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Balanced Allocation Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,620	$10,254	$10,265	$10,569
12/31/2017	$12,192	$10,602	$10,628	$12,040
12/31/2018	$11,697	$10,617	$10,629	$11,563
12/31/2019	$13,759	$11,535	$11,556	$13,787
12/31/2020	$16,014	$12,399	$12,423	$15,568
12/31/2021	$17,715	$12,200	$12,232	$17,320
12/31/2022	$15,124	$10,615	$10,641	$14,746
12/31/2023	$17,193	$11,179	$11,229	$16,985
12/31/2024	$19,106	$11,331	$11,369	$18,684
12/31/2025	$22,062	$12,138	$12,199	$21,599

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	15.47%	6.62%	8.23%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
Balanced Allocation Composite	15.60%	6.77%	8.00%

AssetsNet				$ 849,578,657
Holdings Count | Holding				10
Advisory Fees Paid, Amount				$ 1,748,500
InvestmentCompanyPortfolioTurnover				17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$849,578,657
# of Portfolio Holdings	10
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$1,748,500

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	40.1%
Fixed Income Funds	35.6%
Asset Allocation Funds	11.1%
International Equity Funds	10.2%
Global Equity Funds	3.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000090442
Shareholder Report [Line Items]
Fund Name				LVIP American Balanced Allocation Fund
Class Name				Service Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP American Balanced Allocation Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$67	0.62%

Expenses Paid, Amount				$ 67
Expense Ratio, Percent				0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a diversified portfolio of American Funds.

  During 2025, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund underperformed its composite benchmark for the year.

  Equity allocations to domestic core and growth-oriented funds contributed positively to performance.

  Conversely, equity allocations to domestic value and global small cap funds detracted from returns as they underperformed their respective equity indexes within the Fund’s composite benchmark for the year.

  Within fixed income, positive security selection within high yield contributed to returns.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Balanced Allocation Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,583	$10,254	$10,265	$10,569
12/31/2017	$12,108	$10,602	$10,628	$12,040
12/31/2018	$11,576	$10,617	$10,629	$11,563
12/31/2019	$13,569	$11,535	$11,556	$13,787
12/31/2020	$15,736	$12,399	$12,423	$15,568
12/31/2021	$17,348	$12,200	$12,232	$17,320
12/31/2022	$14,759	$10,615	$10,641	$14,746
12/31/2023	$16,719	$11,179	$11,229	$16,985
12/31/2024	$18,513	$11,331	$11,369	$18,684
12/31/2025	$21,303	$12,138	$12,199	$21,599

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	15.07%	6.24%	7.86%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
Balanced Allocation Composite	15.60%	6.77%	8.00%

AssetsNet				$ 849,578,657
Holdings Count | Holding				10
Advisory Fees Paid, Amount				$ 1,748,500
InvestmentCompanyPortfolioTurnover				17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$849,578,657
# of Portfolio Holdings	10
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$1,748,500

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	40.1%
Fixed Income Funds	35.6%
Asset Allocation Funds	11.1%
International Equity Funds	10.2%
Global Equity Funds	3.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000090443
Shareholder Report [Line Items]
Fund Name				LVIP American Growth Allocation Fund
Class Name				Standard Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP American Growth Allocation Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$29	0.27%

Expenses Paid, Amount				$ 29
Expense Ratio, Percent				0.27%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a diversified portfolio of American Funds.

  During 2025, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund underperformed its composite benchmark for the year.

  Equity allocations to domestic core and growth-oriented funds contributed positively to performance.

  Conversely, equity allocations to international funds generally detracted as they underperformed their respective equity indexes within the Fund’s composite benchmark for the year.

  Within fixed income, positive security selection within investment grade credit contributed to returns.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	S&P 500® Index	Growth Allocation Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,645	$11,244	$11,196	$10,586
12/31/2017	$12,514	$13,658	$13,640	$12,278
12/31/2018	$11,888	$12,968	$13,042	$11,651
12/31/2019	$14,220	$17,018	$17,149	$14,082
12/31/2020	$16,667	$20,575	$20,304	$15,938
12/31/2021	$18,481	$25,880	$26,132	$18,025
12/31/2022	$15,588	$20,851	$21,399	$15,301
12/31/2023	$17,919	$26,363	$27,025	$17,860
12/31/2024	$20,071	$32,715	$33,786	$19,807
12/31/2025	$23,498	$38,390	$39,827	$23,288

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	17.07%	7.11%	8.92%
Morningstar US Market Index	17.35%	13.29%	14.40%
S&P 500® Index	17.88%	14.42%	14.82%
Growth Allocation Composite	17.58%	7.88%	8.82%

AssetsNet				$ 909,823,384
Holdings Count | Holding				9
Advisory Fees Paid, Amount				$ 1,857,508
InvestmentCompanyPortfolioTurnover				19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$909,823,384
# of Portfolio Holdings	9
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$1,857,508

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	46.1%
Fixed Income Funds	26.8%
International Equity Funds	17.5%
Asset Allocation Funds	6.0%
Global Equity Funds	3.6%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000090444
Shareholder Report [Line Items]
Fund Name				LVIP American Growth Allocation Fund
Class Name				Service Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP American Growth Allocation Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$67	0.62%

Expenses Paid, Amount				$ 67
Expense Ratio, Percent				0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a diversified portfolio of American Funds.

  During 2025, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund underperformed its composite benchmark for the year.

  Equity allocations to domestic core and growth-oriented funds contributed positively to performance.

  Conversely, equity allocations to international funds generally detracted as they underperformed their respective equity indexes within the Fund’s composite benchmark for the year.

  Within fixed income, positive security selection within investment grade credit contributed to returns.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	S&P 500® Index	Growth Allocation Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,608	$11,244	$11,196	$10,586
12/31/2017	$12,427	$13,658	$13,640	$12,278
12/31/2018	$11,764	$12,968	$13,042	$11,651
12/31/2019	$14,022	$17,018	$17,149	$14,082
12/31/2020	$16,377	$20,575	$20,304	$15,938
12/31/2021	$18,098	$25,880	$26,132	$18,025
12/31/2022	$15,210	$20,851	$21,399	$15,301
12/31/2023	$17,424	$26,363	$27,025	$17,860
12/31/2024	$19,447	$32,715	$33,786	$19,807
12/31/2025	$22,688	$38,390	$39,827	$23,288

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	16.67%	6.74%	8.54%
Morningstar US Market Index	17.35%	13.29%	14.40%
S&P 500® Index	17.88%	14.42%	14.82%
Growth Allocation Composite	17.58%	7.88%	8.82%

AssetsNet				$ 909,823,384
Holdings Count | Holding				9
Advisory Fees Paid, Amount				$ 1,857,508
InvestmentCompanyPortfolioTurnover				19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$909,823,384
# of Portfolio Holdings	9
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$1,857,508

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	46.1%
Fixed Income Funds	26.8%
International Equity Funds	17.5%
Asset Allocation Funds	6.0%
Global Equity Funds	3.6%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000090445
Shareholder Report [Line Items]
Fund Name				LVIP American Income Allocation Fund
Class Name				Standard Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP American Income Allocation Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$32	0.30%

Expenses Paid, Amount				$ 32
Expense Ratio, Percent				0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a diversified portfolio of American Funds.

  During 2025, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund outperformed its composite benchmark for the year.

  Equity allocations to domestic core and growth-oriented funds contributed positively to performance.

  Conversely, an equity allocation to a global small cap fund detracted from returns as the fund underperformed the equity indexes within the Fund’s composite benchmark for the year.

  Within fixed income, positive security selection within investment grade credit contributed to returns.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Income Allocation Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,562	$10,254	$10,265	$10,503
12/31/2017	$11,646	$10,602	$10,628	$11,547
12/31/2018	$11,347	$10,617	$10,629	$11,314
12/31/2019	$12,970	$11,535	$11,556	$13,092
12/31/2020	$14,808	$12,399	$12,423	$14,628
12/31/2021	$15,902	$12,200	$12,232	$15,672
12/31/2022	$13,773	$10,615	$10,641	$13,431
12/31/2023	$15,256	$11,179	$11,229	$15,032
12/31/2024	$16,550	$11,331	$11,369	$16,174
12/31/2025	$18,628	$12,138	$12,199	$18,126

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	12.56%	4.70%	6.42%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
Income Allocation Composite	12.07%	4.38%	6.13%

AssetsNet				$ 169,635,006
Holdings Count | Holding				10
Advisory Fees Paid, Amount				$ 356,387
InvestmentCompanyPortfolioTurnover				17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$169,635,006
# of Portfolio Holdings	10
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$356,387

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	55.6%
Equity Funds	29.2%
Asset Allocation Funds	11.0%
International Equity Funds	2.9%
Global Equity Funds	1.3%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000090446
Shareholder Report [Line Items]
Fund Name				LVIP American Income Allocation Fund
Class Name				Service Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP American Income Allocation Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$69	0.65%

Expenses Paid, Amount				$ 69
Expense Ratio, Percent				0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a diversified portfolio of American Funds.

  During 2025, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund outperformed its composite benchmark for the year.

  Equity allocations to domestic core and growth-oriented funds contributed positively to performance.

  Conversely, an equity allocation to a global small cap fund detracted from returns as the fund underperformed the equity indexes within the Fund’s composite benchmark for the year.

  Within fixed income, positive security selection within investment grade credit contributed to returns.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Income Allocation Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,525	$10,254	$10,265	$10,503
12/31/2017	$11,565	$10,602	$10,628	$11,547
12/31/2018	$11,229	$10,617	$10,629	$11,314
12/31/2019	$12,790	$11,535	$11,556	$13,092
12/31/2020	$14,551	$12,399	$12,423	$14,628
12/31/2021	$15,571	$12,200	$12,232	$15,672
12/31/2022	$13,438	$10,615	$10,641	$13,431
12/31/2023	$14,836	$11,179	$11,229	$15,032
12/31/2024	$16,036	$11,331	$11,369	$16,174
12/31/2025	$17,987	$12,138	$12,199	$18,126

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	12.16%	4.33%	6.05%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
Income Allocation Composite	12.07%	4.38%	6.13%

AssetsNet				$ 169,635,006
Holdings Count | Holding				10
Advisory Fees Paid, Amount				$ 356,387
InvestmentCompanyPortfolioTurnover				17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$169,635,006
# of Portfolio Holdings	10
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$356,387

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	55.6%
Equity Funds	29.2%
Asset Allocation Funds	11.0%
International Equity Funds	2.9%
Global Equity Funds	1.3%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000247620
Shareholder Report [Line Items]
Fund Name				LVIP American Century Balanced Fund
Class Name				Standard Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP American Century Balanced Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$70	0.67%

Expenses Paid, Amount				$ 70
Expense Ratio, Percent				0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Major U.S. indices achieved double-digit gains for the calendar year.

  Stock choices in the information technology sector limited the Fund's gains.

  Selection in the semiconductors and semiconductor equipment and software industries produced a drag on relative performance.

  Positioning in the consumer discretionary sector also detracted from results.

  An overweight and selection among specialty retail stocks, and stock choices in textiles, apparel and luxury goods, detracted.

  Security selection in the communication services sector contributed to returns.

  Having no exposure to media stocks, along with selection in the interactive media and services industry, had a positive effect.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	S&P 500® Index
4/29/2024	$10,000	$10,000	$10,000
12/31/2024	$10,888	$11,573	$11,605
12/31/2025	$11,947	$13,580	$13,680

Average Annual Return [Table Text Block]
Sub header	1 year	Since Inception 4/29/2024
Standard Class	9.73%	11.16%
Morningstar US Market Index	17.35%	20.09%
S&P 500® Index	17.88%	20.62%

Performance Inception Date				Apr. 29, 2024
AssetsNet				$ 396,326,089
Holdings Count | Holding				550
Advisory Fees Paid, Amount				$ 2,478,796
InvestmentCompanyPortfolioTurnover				96.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$396,326,089
# of Portfolio Holdings	550
Portfolio Turnover Rate	96%
Total Advisory Fees Paid	$2,478,796

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	61.8%
Agency Mortgage-Backed Securities	10.5%
U.S. Treasury Obligations	9.3%
Corporate Bonds	9.2%
Non-Agency Collateralized Mortgage Obligations	4.2%
Non-Agency Asset-Backed Securities	1.5%
Money Market Funds	1.5%
Non-Agency Commercial Mortgage-Backed Securities	1.0%
Exchange-Traded Funds	0.7%
Agency Obligations	0.5%
Other	(0.2%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000247619
Shareholder Report [Line Items]
Fund Name				LVIP American Century Balanced Fund
Class Name				Standard Class II
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP American Century Balanced Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$81	0.77%

Expenses Paid, Amount				$ 81
Expense Ratio, Percent				0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Major U.S. indices achieved double-digit gains for the calendar year.

  Stock choices in the information technology sector limited the Fund's gains.

  Selection in the semiconductors and semiconductor equipment and software industries produced a drag on relative performance.

  Positioning in the consumer discretionary sector also detracted from results.

  An overweight and selection among specialty retail stocks, and stock choices in textiles, apparel and luxury goods, detracted.

  Security selection in the communication services sector contributed to returns.

  Having no exposure to media stocks, along with selection in the interactive media and services industry, had a positive effect.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class II	Morningstar US Market Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,699	$11,244	$11,196
12/31/2017	$12,188	$13,658	$13,640
12/31/2018	$11,721	$12,968	$13,042
12/31/2019	$14,048	$17,018	$17,149
12/31/2020	$15,807	$20,575	$20,304
12/31/2021	$18,300	$25,880	$26,132
12/31/2022	$15,140	$20,851	$21,399
12/31/2023	$17,625	$26,363	$27,025
12/31/2024	$19,751	$32,715	$33,786
12/31/2025	$21,650	$38,390	$39,827

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class II	9.62%	6.49%	8.03%
Morningstar US Market Index	17.35%	13.29%	14.40%
S&P 500® Index	17.88%	14.42%	14.82%

AssetsNet				$ 396,326,089
Holdings Count | Holding				550
Advisory Fees Paid, Amount				$ 2,478,796
InvestmentCompanyPortfolioTurnover				96.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$396,326,089
# of Portfolio Holdings	550
Portfolio Turnover Rate	96%
Total Advisory Fees Paid	$2,478,796

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	61.8%
Agency Mortgage-Backed Securities	10.5%
U.S. Treasury Obligations	9.3%
Corporate Bonds	9.2%
Non-Agency Collateralized Mortgage Obligations	4.2%
Non-Agency Asset-Backed Securities	1.5%
Money Market Funds	1.5%
Non-Agency Commercial Mortgage-Backed Securities	1.0%
Exchange-Traded Funds	0.7%
Agency Obligations	0.5%
Other	(0.2%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000247618
Shareholder Report [Line Items]
Fund Name				LVIP American Century Balanced Fund
Class Name				Service Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP American Century Balanced Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$107	1.02%

Expenses Paid, Amount				$ 107
Expense Ratio, Percent				1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Major U.S. indices achieved double-digit gains for the calendar year.

  Stock choices in the information technology sector limited the Fund's gains.

  Selection in the semiconductors and semiconductor equipment and software industries produced a drag on relative performance.

  Positioning in the consumer discretionary sector also detracted from results.

  An overweight and selection among specialty retail stocks, and stock choices in textiles, apparel and luxury goods, detracted.

  Security selection in the communication services sector contributed to returns.

  Having no exposure to media stocks, along with selection in the interactive media and services industry, had a positive effect.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	S&P 500® Index
5/2/2016	$10,000	$10,000	$10,000
12/31/2016	$10,467	$10,977	$10,919
12/31/2017	$11,893	$13,334	$13,303
12/31/2018	$11,425	$12,660	$12,720
12/31/2019	$13,640	$16,613	$16,725
12/31/2020	$15,314	$20,085	$19,802
12/31/2021	$17,684	$25,264	$25,486
12/31/2022	$14,594	$20,355	$20,870
12/31/2023	$16,947	$25,736	$26,356
12/31/2024	$18,945	$31,937	$32,951
12/31/2025	$20,713	$37,477	$38,842

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	Since Inception 5/2/2016
Service Class	9.33%	6.23%	7.82%
Morningstar US Market Index	17.35%	13.29%	14.65%
S&P 500® Index	17.88%	14.42%	15.08%

Performance Inception Date				May 02, 2016
AssetsNet				$ 396,326,089
Holdings Count | Holding				550
Advisory Fees Paid, Amount				$ 2,478,796
InvestmentCompanyPortfolioTurnover				96.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$396,326,089
# of Portfolio Holdings	550
Portfolio Turnover Rate	96%
Total Advisory Fees Paid	$2,478,796

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	61.8%
Agency Mortgage-Backed Securities	10.5%
U.S. Treasury Obligations	9.3%
Corporate Bonds	9.2%
Non-Agency Collateralized Mortgage Obligations	4.2%
Non-Agency Asset-Backed Securities	1.5%
Money Market Funds	1.5%
Non-Agency Commercial Mortgage-Backed Securities	1.0%
Exchange-Traded Funds	0.7%
Agency Obligations	0.5%
Other	(0.2%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000247621
Shareholder Report [Line Items]
Fund Name				LVIP American Century Capital Appreciation Fund
Class Name				Standard Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP American Century Capital Appreciation Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$59	0.57%

Expenses Paid, Amount				$ 59
Expense Ratio, Percent				0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Major U.S. indices achieved double-digit gains for the period.

  Security selection in the consumer discretionary sector limited the Fund's gains.

  In consumer discretionary, selection among hotels, restaurants and leisure stocks and an overweight in distributors hurt performance.

  Security selection in communication services also detracted from results.

  An underweight allocation, along with selection in the entertainment industry, hurt performance.

  Security selection in the information technology sector was the primary contributor to returns.

  In consumer discretionary, selection among hotels, restaurants and leisure stocks and an overweight in distributors hurt performance.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell Midcap® Growth Index
9/22/2017	$10,000	$10,000	$10,000
12/31/2017	$10,678	$10,734	$10,775
12/31/2018	$10,152	$10,192	$10,263
12/31/2019	$13,809	$13,374	$13,904
12/31/2020	$19,746	$16,169	$18,852
12/31/2021	$22,032	$20,338	$21,251
12/31/2022	$15,881	$16,387	$15,573
12/31/2023	$19,237	$20,718	$19,601
12/31/2024	$24,118	$25,710	$23,933
12/31/2025	$25,793	$30,170	$26,005

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	Since Inception 9/22/2017
Standard Class	6.95%	5.49%	12.13%
Morningstar US Market Index	17.35%	13.29%	14.28%
Russell Midcap® Growth Index	8.66%	6.65%	12.24%

Performance Inception Date				Sep. 22, 2017
AssetsNet				$ 470,077,221
Holdings Count | Holding				85
Advisory Fees Paid, Amount				$ 2,710,230
InvestmentCompanyPortfolioTurnover				91.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$470,077,221
# of Portfolio Holdings	85
Portfolio Turnover Rate	91%
Total Advisory Fees Paid	$2,710,230

Holdings [Text Block]

Asset Allocation

Common Stock	99.3%
Money Market Funds	0.4%
Other	0.3%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Hotels, Restaurants & Leisure	11.1%
Software	8.7%
Aerospace & Defense	7.9%
Health Care Equipment & Supplies	6.2%
Life Sciences Tools & Services	6.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000247622
Shareholder Report [Line Items]
Fund Name				LVIP American Century Capital Appreciation Fund
Class Name				Standard Class II
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP American Century Capital Appreciation Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$82	0.79%

Expenses Paid, Amount				$ 82
Expense Ratio, Percent				0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Major U.S. indices achieved double-digit gains for the period.

  Security selection in the consumer discretionary sector limited the Fund's gains.

  In consumer discretionary, selection among hotels, restaurants and leisure stocks and an overweight in distributors hurt performance.

  Security selection in communication services also detracted from results.

  An underweight allocation, along with selection in the entertainment industry, hurt performance.

  Security selection in the information technology sector was the primary contributor to returns.

  In consumer discretionary, selection among hotels, restaurants and leisure stocks and an overweight in distributors hurt performance.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class II	Morningstar US Market Index	Russell Midcap® Growth Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,323	$11,244	$10,733
12/31/2017	$12,572	$13,658	$13,445
12/31/2018	$11,919	$12,968	$12,806
12/31/2019	$16,158	$17,018	$17,348
12/31/2020	$23,018	$20,575	$23,522
12/31/2021	$25,586	$25,880	$26,516
12/31/2022	$18,394	$20,851	$19,431
12/31/2023	$22,199	$26,363	$24,457
12/31/2024	$27,745	$32,715	$29,863
12/31/2025	$29,609	$38,390	$32,448

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class II	6.72%	5.16%	11.47%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%

AssetsNet				$ 470,077,221
Holdings Count | Holding				85
Advisory Fees Paid, Amount				$ 2,710,230
InvestmentCompanyPortfolioTurnover				91.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$470,077,221
# of Portfolio Holdings	85
Portfolio Turnover Rate	91%
Total Advisory Fees Paid	$2,710,230

Holdings [Text Block]

Asset Allocation

Common Stock	99.3%
Money Market Funds	0.4%
Other	0.3%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Hotels, Restaurants & Leisure	11.1%
Software	8.7%
Aerospace & Defense	7.9%
Health Care Equipment & Supplies	6.2%
Life Sciences Tools & Services	6.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000247623
Shareholder Report [Line Items]
Fund Name				LVIP American Century Capital Appreciation Fund
Class Name				Service Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP American Century Capital Appreciation Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$97	0.94%

Expenses Paid, Amount				$ 97
Expense Ratio, Percent				0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Major U.S. indices achieved double-digit gains for the period.

  Security selection in the consumer discretionary sector limited the Fund's gains.

  In consumer discretionary, selection among hotels, restaurants and leisure stocks and an overweight in distributors hurt performance.

  Security selection in communication services also detracted from results.

  An underweight allocation, along with selection in the entertainment industry, hurt performance.

  Security selection in the information technology sector was the primary contributor to returns.

  In consumer discretionary, selection among hotels, restaurants and leisure stocks and an overweight in distributors hurt performance.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell Midcap® Growth Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,308	$11,244	$10,733
12/31/2017	$12,542	$13,658	$13,445
12/31/2018	$11,869	$12,968	$12,806
12/31/2019	$16,061	$17,018	$17,348
12/31/2020	$22,853	$20,575	$23,522
12/31/2021	$25,377	$25,880	$26,516
12/31/2022	$18,209	$20,851	$19,431
12/31/2023	$21,951	$26,363	$24,457
12/31/2024	$27,392	$32,715	$29,863
12/31/2025	$29,189	$38,390	$32,448

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	6.56%	5.02%	11.31%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%

AssetsNet				$ 470,077,221
Holdings Count | Holding				85
Advisory Fees Paid, Amount				$ 2,710,230
InvestmentCompanyPortfolioTurnover				91.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$470,077,221
# of Portfolio Holdings	85
Portfolio Turnover Rate	91%
Total Advisory Fees Paid	$2,710,230

Holdings [Text Block]

Asset Allocation

Common Stock	99.3%
Money Market Funds	0.4%
Other	0.3%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Hotels, Restaurants & Leisure	11.1%
Software	8.7%
Aerospace & Defense	7.9%
Health Care Equipment & Supplies	6.2%
Life Sciences Tools & Services	6.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000247628
Shareholder Report [Line Items]
Fund Name				LVIP American Century Disciplined Core Value Fund
Class Name				Standard Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP American Century Disciplined Core Value Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$66	0.61%

Expenses Paid, Amount				$ 66
Expense Ratio, Percent				0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Large-cap core and value stocks posted positive performance during the period, assisted by easing tariff fears, improving economic growth and further anticipated easing by the U.S. Federal Reserve (the "Fed"). The Fed made three cuts of 25 bps each late in 2025. While sector allocation decisions contributed, the underperformance of the Fund relative to the secondary benchmark was due largely to to stock selection.

  The consumer staples sector was the primary detractor. Selection hampered results primarily in the consumer staples distribution and retail industry.

  An overweight in personal care products also detracted, as did a lack of exposure to the tobacco industry.

  Stock selections in the communication services sector also detracted, with an underweight of Alphabet hampering results most.

  In health care, selection contributed most, though an overweight in biotechnology was also beneficial.

  Selection was strongest in the health care equipment and supplies industry.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell 1000® Value Index
4/29/2024	$10,000	$10,000	$10,000
12/31/2024	$10,670	$11,573	$10,809
12/31/2025	$12,267	$13,580	$12,528

Average Annual Return [Table Text Block]
Sub header	1 year	Since Inception 4/29/2024
Standard Class	14.97%	12.92%
Morningstar US Market Index	17.35%	20.09%
Russell 1000® Value Index	15.91%	14.44%

Performance Inception Date				Apr. 29, 2024
AssetsNet				$ 254,043,326
Holdings Count | Holding				191
Advisory Fees Paid, Amount				$ 1,726,880
InvestmentCompanyPortfolioTurnover				104.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$254,043,326
# of Portfolio Holdings	191
Portfolio Turnover Rate	104%
Total Advisory Fees Paid	$1,726,880

Holdings [Text Block]

Asset Allocation

Common Stock	99.1%
Money Market Funds	0.9%
Other	0.0%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	11.3%
Pharmaceuticals	6.2%
Semiconductors & Semiconductor Equipment	5.5%
Consumer Staples Distribution & Retail	5.3%
Financial Services	5.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000247627
Shareholder Report [Line Items]
Fund Name				LVIP American Century Disciplined Core Value Fund
Class Name				Standard Class II
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP American Century Disciplined Core Value Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$76	0.71%

Expenses Paid, Amount				$ 76
Expense Ratio, Percent				0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Large-cap core and value stocks posted positive performance during the period, assisted by easing tariff fears, improving economic growth and further anticipated easing by the U.S. Federal Reserve (the "Fed"). The Fed made three cuts of 25 bps each late in 2025. While sector allocation decisions contributed, the underperformance of the Fund relative to the secondary benchmark was due largely to to stock selection.

  The consumer staples sector was the primary detractor. Selection hampered results primarily in the consumer staples distribution and retail industry.

  An overweight in personal care products also detracted, as did a lack of exposure to the tobacco industry.

  Stock selections in the communication services sector also detracted, with an underweight of Alphabet hampering results most.

  In health care, selection contributed most, though an overweight in biotechnology was also beneficial.

  Selection was strongest in the health care equipment and supplies industry.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class II	Morningstar US Market Index	Russell 1000® Value Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,348	$11,244	$11,734
12/31/2017	$13,673	$13,658	$13,337
12/31/2018	$12,734	$12,968	$12,235
12/31/2019	$15,784	$17,018	$15,482
12/31/2020	$17,648	$20,575	$15,915
12/31/2021	$21,821	$25,880	$19,919
12/31/2022	$19,042	$20,851	$18,418
12/31/2023	$20,690	$26,363	$20,529
12/31/2024	$23,399	$32,715	$23,478
12/31/2025	$26,875	$38,390	$27,213

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class II	14.86%	8.78%	10.39%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 1000® Value Index	15.91%	11.33%	10.53%

AssetsNet				$ 254,043,326
Holdings Count | Holding				191
Advisory Fees Paid, Amount				$ 1,726,880
InvestmentCompanyPortfolioTurnover				104.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$254,043,326
# of Portfolio Holdings	191
Portfolio Turnover Rate	104%
Total Advisory Fees Paid	$1,726,880

Holdings [Text Block]

Asset Allocation

Common Stock	99.1%
Money Market Funds	0.9%
Other	0.0%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	11.3%
Pharmaceuticals	6.2%
Semiconductors & Semiconductor Equipment	5.5%
Consumer Staples Distribution & Retail	5.3%
Financial Services	5.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000247626
Shareholder Report [Line Items]
Fund Name				LVIP American Century Disciplined Core Value Fund
Class Name				Service Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP American Century Disciplined Core Value Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$103	0.96%

Expenses Paid, Amount				$ 103
Expense Ratio, Percent				0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Large-cap core and value stocks posted positive performance during the period, assisted by easing tariff fears, improving economic growth and further anticipated easing by the U.S. Federal Reserve (the "Fed"). The Fed made three cuts of 25 bps each late in 2025. While sector allocation decisions contributed, the underperformance of the Fund relative to the secondary benchmark was due largely to to stock selection.

  The consumer staples sector was the primary detractor. Selection hampered results primarily in the consumer staples distribution and retail industry.

  An overweight in personal care products also detracted, as did a lack of exposure to the tobacco industry.

  Stock selections in the communication services sector also detracted, with an underweight of Alphabet hampering results most.

  In health care, selection contributed most, though an overweight in biotechnology was also beneficial.

  Selection was strongest in the health care equipment and supplies industry.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell 1000® Value Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,320	$11,244	$11,734
12/31/2017	$13,617	$13,658	$13,337
12/31/2018	$12,638	$12,968	$12,235
12/31/2019	$15,639	$17,018	$15,482
12/31/2020	$17,429	$20,575	$15,915
12/31/2021	$21,498	$25,880	$19,919
12/31/2022	$18,739	$20,851	$18,418
12/31/2023	$20,282	$26,363	$20,529
12/31/2024	$22,887	$32,715	$23,478
12/31/2025	$26,220	$38,390	$27,213

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	14.56%	8.51%	10.12%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 1000® Value Index	15.91%	11.33%	10.53%

AssetsNet				$ 254,043,326
Holdings Count | Holding				191
Advisory Fees Paid, Amount				$ 1,726,880
InvestmentCompanyPortfolioTurnover				104.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$254,043,326
# of Portfolio Holdings	191
Portfolio Turnover Rate	104%
Total Advisory Fees Paid	$1,726,880

Holdings [Text Block]

Asset Allocation

Common Stock	99.1%
Money Market Funds	0.9%
Other	0.0%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	11.3%
Pharmaceuticals	6.2%
Semiconductors & Semiconductor Equipment	5.5%
Consumer Staples Distribution & Retail	5.3%
Financial Services	5.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000247632
Shareholder Report [Line Items]
Fund Name				LVIP American Century Inflation Protection Fund
Class Name				Standard Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP American Century Inflation Protection Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$37	0.36%

Expenses Paid, Amount				$ 37
Expense Ratio, Percent				0.36%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Inflation moderated slightly over the period but remained above the U.S. Federal Reserve’s (the "Fed") 2% target. Nevertheless, a slowing labor market led to three rate cuts by the Fed late in the year. These factors, along with tariff policy uncertainty, resilient economic growth and the longest government shutdown in U.S. history, influenced the investment landscape in 2025. For the full year 2025, the Fund rose in absolute terms but underperformed the Bloomberg US Treasury US TIPS TR USD (the "Index").

  Sector allocations drove performance, particularly out-of-index positions in securitized and investment-grade credit securities.

  The Fund's allocation to Treasury Inflation-Protected Securities (TIPS) weighed on results, largely due to different year-end securities pricing schedules for the Fund and the Index.

  To maximize inflation exposure while adhering to the IRS-mandated TIPS limit (55% of assets), inflation swaps were used to create an inflation overlay for the non-index securities. This strategy aided results.

  Positioning along the yield curve and carry/roll-down effects detracted from performance. However, positioning in non-U.S. markets, including Canada, Australia, New Zealand and the U.K., provided a positive offset.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Treasury U.S.TIPS Index
4/29/2024	$10,000	$10,000	$10,000
12/31/2024	$10,352	$10,427	$10,324
12/31/2025	$11,046	$11,169	$11,048

Average Annual Return [Table Text Block]
Sub header	1 year	Since Inception 4/29/2024
Standard Class	6.71%	6.09%
Morningstar US Core Bond Index	7.12%	6.84%
Bloomberg U.S. Treasury U.S.TIPS Index	7.01%	6.14%

Performance Inception Date				Apr. 29, 2024
AssetsNet				$ 264,613,452
Holdings Count | Holding				178
Advisory Fees Paid, Amount				$ 1,435,281
InvestmentCompanyPortfolioTurnover				111.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$264,613,452
# of Portfolio Holdings	178
Portfolio Turnover Rate	111%
Total Advisory Fees Paid	$1,435,281

Holdings [Text Block]

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	60.6%
AAA	16.6%
AA	4.7%
A	6.2%
BBB	8.3%
Not Rated	3.6%

Asset Allocation

U.S. Treasury Obligations	51.8%
Corporate Bonds	14.7%
Non-Agency Collateralized Mortgage Obligations	10.3%
Sovereign Bonds	8.3%
Agency Mortgage-Backed Securities	5.2%
Money Market Funds	4.6%
Non-Agency Commercial Mortgage-Backed Securities	1.7%
Non-Agency Asset-Backed Securities	1.4%
Municipal Bonds	0.8%
Other	1.2%

Credit Quality Explanation [Text Block]				† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Banks	4.2%
Electric	2.8%
Diversified Financial Services	1.3%
Biotechnology	1.0%
Retail	0.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000247629
Shareholder Report [Line Items]
Fund Name				LVIP American Century Inflation Protection Fund
Class Name				Standard Class II
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP American Century Inflation Protection Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$48	0.46%

Expenses Paid, Amount				$ 48
Expense Ratio, Percent				0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Inflation moderated slightly over the period but remained above the U.S. Federal Reserve’s (the "Fed") 2% target. Nevertheless, a slowing labor market led to three rate cuts by the Fed late in the year. These factors, along with tariff policy uncertainty, resilient economic growth and the longest government shutdown in U.S. history, influenced the investment landscape in 2025. For the full year 2025, the Fund rose in absolute terms but underperformed the Bloomberg US Treasury US TIPS TR USD (the "Index").

  Sector allocations drove performance, particularly out-of-index positions in securitized and investment-grade credit securities.

  The Fund's allocation to Treasury Inflation-Protected Securities (TIPS) weighed on results, largely due to different year-end securities pricing schedules for the Fund and the Index.

  To maximize inflation exposure while adhering to the IRS-mandated TIPS limit (55% of assets), inflation swaps were used to create an inflation overlay for the non-index securities. This strategy aided results.

  Positioning along the yield curve and carry/roll-down effects detracted from performance. However, positioning in non-U.S. markets, including Canada, Australia, New Zealand and the U.K., provided a positive offset.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class II	Morningstar US Core Bond Index	Bloomberg U.S. Treasury U.S.TIPS Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,471	$10,254	$10,468
12/31/2017	$10,881	$10,602	$10,783
12/31/2018	$10,602	$10,617	$10,647
12/31/2019	$11,572	$11,535	$11,544
12/31/2020	$12,707	$12,399	$12,813
12/31/2021	$13,548	$12,200	$13,577
12/31/2022	$11,803	$10,615	$11,968
12/31/2023	$12,228	$11,179	$12,435
12/31/2024	$12,450	$11,331	$12,663
12/31/2025	$13,272	$12,138	$13,550

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class II	6.60%	0.87%	2.87%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Treasury U.S.TIPS Index	7.01%	1.12%	3.09%

AssetsNet				$ 264,613,452
Holdings Count | Holding				178
Advisory Fees Paid, Amount				$ 1,435,281
InvestmentCompanyPortfolioTurnover				111.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$264,613,452
# of Portfolio Holdings	178
Portfolio Turnover Rate	111%
Total Advisory Fees Paid	$1,435,281

Holdings [Text Block]

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	60.6%
AAA	16.6%
AA	4.7%
A	6.2%
BBB	8.3%
Not Rated	3.6%

Asset Allocation

U.S. Treasury Obligations	51.8%
Corporate Bonds	14.7%
Non-Agency Collateralized Mortgage Obligations	10.3%
Sovereign Bonds	8.3%
Agency Mortgage-Backed Securities	5.2%
Money Market Funds	4.6%
Non-Agency Commercial Mortgage-Backed Securities	1.7%
Non-Agency Asset-Backed Securities	1.4%
Municipal Bonds	0.8%
Other	1.2%

Credit Quality Explanation [Text Block]				† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Banks	4.2%
Electric	2.8%
Diversified Financial Services	1.3%
Biotechnology	1.0%
Retail	0.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000247630
Shareholder Report [Line Items]
Fund Name				LVIP American Century Inflation Protection Fund
Class Name				Service Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP American Century Inflation Protection Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$73	0.71%

Expenses Paid, Amount				$ 73
Expense Ratio, Percent				0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Inflation moderated slightly over the period but remained above the U.S. Federal Reserve’s (the "Fed") 2% target. Nevertheless, a slowing labor market led to three rate cuts by the Fed late in the year. These factors, along with tariff policy uncertainty, resilient economic growth and the longest government shutdown in U.S. history, influenced the investment landscape in 2025. For the full year 2025, the Fund rose in absolute terms but underperformed the Bloomberg US Treasury US TIPS TR USD (the "Index").

  Sector allocations drove performance, particularly out-of-index positions in securitized and investment-grade credit securities.

  The Fund's allocation to Treasury Inflation-Protected Securities (TIPS) weighed on results, largely due to different year-end securities pricing schedules for the Fund and the Index.

  To maximize inflation exposure while adhering to the IRS-mandated TIPS limit (55% of assets), inflation swaps were used to create an inflation overlay for the non-index securities. This strategy aided results.

  Positioning along the yield curve and carry/roll-down effects detracted from performance. However, positioning in non-U.S. markets, including Canada, Australia, New Zealand and the U.K., provided a positive offset.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Treasury U.S.TIPS Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,439	$10,254	$10,468
12/31/2017	$10,822	$10,602	$10,783
12/31/2018	$10,517	$10,617	$10,647
12/31/2019	$11,453	$11,535	$11,544
12/31/2020	$12,547	$12,399	$12,813
12/31/2021	$13,334	$12,200	$13,577
12/31/2022	$11,590	$10,615	$11,968
12/31/2023	$11,984	$11,179	$12,435
12/31/2024	$12,169	$11,331	$12,663
12/31/2025	$12,939	$12,138	$13,550

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	6.33%	0.62%	2.61%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Treasury U.S.TIPS Index	7.01%	1.12%	3.09%

AssetsNet				$ 264,613,452
Holdings Count | Holding				178
Advisory Fees Paid, Amount				$ 1,435,281
InvestmentCompanyPortfolioTurnover				111.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$264,613,452
# of Portfolio Holdings	178
Portfolio Turnover Rate	111%
Total Advisory Fees Paid	$1,435,281

Holdings [Text Block]

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	60.6%
AAA	16.6%
AA	4.7%
A	6.2%
BBB	8.3%
Not Rated	3.6%

Asset Allocation

U.S. Treasury Obligations	51.8%
Corporate Bonds	14.7%
Non-Agency Collateralized Mortgage Obligations	10.3%
Sovereign Bonds	8.3%
Agency Mortgage-Backed Securities	5.2%
Money Market Funds	4.6%
Non-Agency Commercial Mortgage-Backed Securities	1.7%
Non-Agency Asset-Backed Securities	1.4%
Municipal Bonds	0.8%
Other	1.2%

Credit Quality Explanation [Text Block]				† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Banks	4.2%
Electric	2.8%
Diversified Financial Services	1.3%
Biotechnology	1.0%
Retail	0.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000247635
Shareholder Report [Line Items]
Fund Name				LVIP American Century International Fund
Class Name				Standard Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP American Century International Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$92	0.85%

Expenses Paid, Amount				$ 92
Expense Ratio, Percent				0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Non-U.S. developed markets stocks finished the period higher. Central banks in most developed economies cut their benchmark interest rates, although Japan was the exception. From a style perspective, value solidly outperformed growth in non-U.S. developed markets. U.S. tariff threats caused periods of volatility, and artificial intelligence-related uncertainties drove a rotation into value-oriented sectors.The Fund underperformed the MSCI EAFE NR USD for the period due to stock selection and less-favored factor exposures.

  Stock selection within the financials sector was a notable source of underperformance as the London Stock Exchange Group was the top individual detractor from relative performance. The company faced headwinds primarily due to slowing annual growth in its data subscriptions. The Fund's overall underweighting of the sector, especially banks, also weighed on relative performance.

  Within the consumer discretionary sector, Ferrari was another notable detractor after management guided conservatively with financial targets despite strong orders. Textiles, apparel and luxury goods industry holdings were another area of relative weakness.

  Societe Generale was the top individual contributor to relative returns for the period as the France-based investment bank reported  strong quarterly results and a boosted profit outlook. The bank has benefited from initiatives to improve its performance versus peers.

  Underweight allocations to the real estate and energy sectors also helped with a lack of exposure to underperforming benchmark names.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar Developed Markets ex-US Index	MSCI EAFE Index (net dividends)
4/29/2024	$10,000	$10,000	$10,000
12/31/2024	$10,032	$10,161	$10,057
12/31/2025	$11,648	$13,453	$13,197

Average Annual Return [Table Text Block]
Sub header	1 year	Since Inception 4/29/2024
Standard Class	16.11%	9.49%
Morningstar Developed Markets ex-US Index	32.39%	19.41%
MSCI EAFE Index (net dividends)	31.22%	18.05%

Performance Inception Date				Apr. 29, 2024
AssetsNet				$ 151,174,231
Holdings Count | Holding				99
Advisory Fees Paid, Amount				$ 1,268,648
InvestmentCompanyPortfolioTurnover				92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$151,174,231
# of Portfolio Holdings	99
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$1,268,648

Holdings [Text Block]	Top 5 Countries (Equity)
Japan	19.1%
France	15.8%
United Kingdom	14.5%
Switzerland	7.6%
Germany	7.3%

Asset Allocation

Common Stock	98.6%
Money Market Funds	1.2%
Other	0.2%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	12.6%
Pharmaceuticals	8.9%
Semiconductors & Semiconductor Equipment	6.3%
Aerospace & Defense	6.3%
Textiles, Apparel & Luxury Goods	5.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000247636
Shareholder Report [Line Items]
Fund Name				LVIP American Century International Fund
Class Name				Standard Class II
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP American Century International Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$103	0.95%

Expenses Paid, Amount				$ 103
Expense Ratio, Percent				0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Non-U.S. developed markets stocks finished the period higher. Central banks in most developed economies cut their benchmark interest rates, although Japan was the exception. From a style perspective, value solidly outperformed growth in non-U.S. developed markets. U.S. tariff threats caused periods of volatility, and artificial intelligence-related uncertainties drove a rotation into value-oriented sectors.The Fund underperformed the MSCI EAFE NR USD for the period due to stock selection and less-favored factor exposures.

  Stock selection within the financials sector was a notable source of underperformance as the London Stock Exchange Group was the top individual detractor from relative performance. The company faced headwinds primarily due to slowing annual growth in its data subscriptions. The Fund's overall underweighting of the sector, especially banks, also weighed on relative performance.

  Within the consumer discretionary sector, Ferrari was another notable detractor after management guided conservatively with financial targets despite strong orders. Textiles, apparel and luxury goods industry holdings were another area of relative weakness.

  Societe Generale was the top individual contributor to relative returns for the period as the France-based investment bank reported  strong quarterly results and a boosted profit outlook. The bank has benefited from initiatives to improve its performance versus peers.

  Underweight allocations to the real estate and energy sectors also helped with a lack of exposure to underperforming benchmark names.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class II	Morningstar Developed Markets ex-US Index	MSCI EAFE Index (net dividends)
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$9,450	$10,283	$10,100
12/31/2017	$12,399	$12,844	$12,628
12/31/2018	$10,512	$10,997	$10,887
12/31/2019	$13,499	$13,498	$13,284
12/31/2020	$16,993	$14,636	$14,322
12/31/2021	$18,480	$16,419	$15,935
12/31/2022	$13,905	$13,913	$13,632
12/31/2023	$15,654	$16,313	$16,118
12/31/2024	$16,061	$17,027	$16,735
12/31/2025	$18,629	$22,543	$21,959

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class II	15.98%	1.85%	6.42%
Morningstar Developed Markets ex-US Index	32.39%	9.02%	8.47%
MSCI EAFE Index (net dividends)	31.22%	8.92%	8.18%

AssetsNet				$ 151,174,231
Holdings Count | Holding				99
Advisory Fees Paid, Amount				$ 1,268,648
InvestmentCompanyPortfolioTurnover				92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$151,174,231
# of Portfolio Holdings	99
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$1,268,648

Holdings [Text Block]	Top 5 Countries (Equity)
Japan	19.1%
France	15.8%
United Kingdom	14.5%
Switzerland	7.6%
Germany	7.3%

Asset Allocation

Common Stock	98.6%
Money Market Funds	1.2%
Other	0.2%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	12.6%
Pharmaceuticals	8.9%
Semiconductors & Semiconductor Equipment	6.3%
Aerospace & Defense	6.3%
Textiles, Apparel & Luxury Goods	5.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000247634
Shareholder Report [Line Items]
Fund Name				LVIP American Century International Fund
Class Name				Service Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP American Century International Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$119	1.10%

Expenses Paid, Amount				$ 119
Expense Ratio, Percent				1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Non-U.S. developed markets stocks finished the period higher. Central banks in most developed economies cut their benchmark interest rates, although Japan was the exception. From a style perspective, value solidly outperformed growth in non-U.S. developed markets. U.S. tariff threats caused periods of volatility, and artificial intelligence-related uncertainties drove a rotation into value-oriented sectors.The Fund underperformed the MSCI EAFE NR USD for the period due to stock selection and less-favored factor exposures.

  Stock selection within the financials sector was a notable source of underperformance as the London Stock Exchange Group was the top individual detractor from relative performance. The company faced headwinds primarily due to slowing annual growth in its data subscriptions. The Fund's overall underweighting of the sector, especially banks, also weighed on relative performance.

  Within the consumer discretionary sector, Ferrari was another notable detractor after management guided conservatively with financial targets despite strong orders. Textiles, apparel and luxury goods industry holdings were another area of relative weakness.

  Societe Generale was the top individual contributor to relative returns for the period as the France-based investment bank reported  strong quarterly results and a boosted profit outlook. The bank has benefited from initiatives to improve its performance versus peers.

  Underweight allocations to the real estate and energy sectors also helped with a lack of exposure to underperforming benchmark names.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar Developed Markets ex-US Index	MSCI EAFE Index (net dividends)
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$9,445	$10,283	$10,100
12/31/2017	$12,366	$12,844	$12,628
12/31/2018	$10,475	$10,997	$10,887
12/31/2019	$13,423	$13,498	$13,284
12/31/2020	$16,866	$14,636	$14,322
12/31/2021	$18,317	$16,419	$15,935
12/31/2022	$13,764	$13,913	$13,632
12/31/2023	$15,474	$16,313	$16,118
12/31/2024	$15,854	$17,027	$16,735
12/31/2025	$18,361	$22,543	$21,959

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	15.81%	1.71%	6.27%
Morningstar Developed Markets ex-US Index	32.39%	9.02%	8.47%
MSCI EAFE Index (net dividends)	31.22%	8.92%	8.18%

AssetsNet				$ 151,174,231
Holdings Count | Holding				99
Advisory Fees Paid, Amount				$ 1,268,648
InvestmentCompanyPortfolioTurnover				92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$151,174,231
# of Portfolio Holdings	99
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$1,268,648

Holdings [Text Block]	Top 5 Countries (Equity)
Japan	19.1%
France	15.8%
United Kingdom	14.5%
Switzerland	7.6%
Germany	7.3%

Asset Allocation

Common Stock	98.6%
Money Market Funds	1.2%
Other	0.2%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	12.6%
Pharmaceuticals	8.9%
Semiconductors & Semiconductor Equipment	6.3%
Aerospace & Defense	6.3%
Textiles, Apparel & Luxury Goods	5.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000247640
Shareholder Report [Line Items]
Fund Name				LVIP American Century Large Company Value Fund
Class Name				Standard Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP American Century Large Company Value Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$65	0.60%

Expenses Paid, Amount				$ 65
Expense Ratio, Percent				0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

All sectors advanced during the 2025 market rally, with the communication services and information technology sectors posting the highest returns. Additionally, large-cap stocks outperformed mid- and small-cap stocks, and growth outperformed value.

  Security selection in the information techology sector detracted from secondary benchmark relative performance, particularly in the semiconductors and semiconductor equipment industry.

  Fund choices in the materials sector also weighed on performance, and Graphic Packaging Holding was a notable detractor. Consumers cut back on food purchases due to increasing food prices, which challenged volumes for this packaging company.

  On the other hand, security selection in the industrials sector helped performance, particularly in the machinery industry.

  Pharmaceutical company Johnson & Johnson was also a key contributor, driven by it strong 2026 guidance and attractive product pipeline.

Although it is not a principal investment strategy, the portfolio managers use foreign currency exchange contracts to hedge potential foreign currency fluctuations.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell 1000® Value Index
4/29/2024	$10,000	$10,000	$10,000
12/31/2024	$10,661	$11,573	$10,809
12/31/2025	$12,316	$13,580	$12,528

Average Annual Return [Table Text Block]
Sub header	1 year	Since Inception 4/29/2024
Standard Class	15.52%	13.18%
Morningstar US Market Index	17.35%	20.09%
Russell 1000® Value Index	15.91%	14.44%

Performance Inception Date				Apr. 29, 2024
AssetsNet				$ 154,634,842
Holdings Count | Holding				89
Advisory Fees Paid, Amount				$ 847,555
InvestmentCompanyPortfolioTurnover				64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$154,634,842
# of Portfolio Holdings	89
Portfolio Turnover Rate	64%
Total Advisory Fees Paid	$847,555

Holdings [Text Block]

Asset Allocation

Common Stock	98.4%
Money Market Funds	1.5%
Other	0.1%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	7.5%
Capital Markets	6.4%
Health Care Equipment & Supplies	6.3%
Oil, Gas & Consumable Fuels	5.3%
Beverages	4.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000247637
Shareholder Report [Line Items]
Fund Name				LVIP American Century Large Company Value Fund
Class Name				Standard Class II
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP American Century Large Company Value Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$75	0.70%

Expenses Paid, Amount				$ 75
Expense Ratio, Percent				0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

All sectors advanced during the 2025 market rally, with the communication services and information technology sectors posting the highest returns. Additionally, large-cap stocks outperformed mid- and small-cap stocks, and growth outperformed value.

  Security selection in the information techology sector detracted from secondary benchmark relative performance, particularly in the semiconductors and semiconductor equipment industry.

  Fund choices in the materials sector also weighed on performance, and Graphic Packaging Holding was a notable detractor. Consumers cut back on food purchases due to increasing food prices, which challenged volumes for this packaging company.

  On the other hand, security selection in the industrials sector helped performance, particularly in the machinery industry.

  Pharmaceutical company Johnson & Johnson was also a key contributor, driven by it strong 2026 guidance and attractive product pipeline.

Although it is not a principal investment strategy, the portfolio managers use foreign currency exchange contracts to hedge potential foreign currency fluctuations.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class II	Morningstar US Market Index	Russell 1000® Value Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,525	$11,244	$11,734
12/31/2017	$12,801	$13,658	$13,337
12/31/2018	$11,772	$12,968	$12,235
12/31/2019	$15,006	$17,018	$15,482
12/31/2020	$15,399	$20,575	$15,915
12/31/2021	$18,742	$25,880	$19,919
12/31/2022	$18,693	$20,851	$18,418
12/31/2023	$19,419	$26,363	$20,529
12/31/2024	$21,502	$32,715	$23,478
12/31/2025	$24,813	$38,390	$27,213

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class II	15.40%	10.01%	9.51%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 1000® Value Index	15.91%	11.33%	10.53%

AssetsNet				$ 154,634,842
Holdings Count | Holding				89
Advisory Fees Paid, Amount				$ 847,555
InvestmentCompanyPortfolioTurnover				64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$154,634,842
# of Portfolio Holdings	89
Portfolio Turnover Rate	64%
Total Advisory Fees Paid	$847,555

Holdings [Text Block]

Asset Allocation

Common Stock	98.4%
Money Market Funds	1.5%
Other	0.1%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	7.5%
Capital Markets	6.4%
Health Care Equipment & Supplies	6.3%
Oil, Gas & Consumable Fuels	5.3%
Beverages	4.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000247638
Shareholder Report [Line Items]
Fund Name				LVIP American Century Large Company Value Fund
Class Name				Service Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP American Century Large Company Value Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$91	0.85%

Expenses Paid, Amount				$ 91
Expense Ratio, Percent				0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

All sectors advanced during the 2025 market rally, with the communication services and information technology sectors posting the highest returns. Additionally, large-cap stocks outperformed mid- and small-cap stocks, and growth outperformed value.

  Security selection in the information techology sector detracted from secondary benchmark relative performance, particularly in the semiconductors and semiconductor equipment industry.

  Fund choices in the materials sector also weighed on performance, and Graphic Packaging Holding was a notable detractor. Consumers cut back on food purchases due to increasing food prices, which challenged volumes for this packaging company.

  On the other hand, security selection in the industrials sector helped performance, particularly in the machinery industry.

  Pharmaceutical company Johnson & Johnson was also a key contributor, driven by it strong 2026 guidance and attractive product pipeline.

Although it is not a principal investment strategy, the portfolio managers use foreign currency exchange contracts to hedge potential foreign currency fluctuations.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell 1000® Value Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,502	$11,244	$11,734
12/31/2017	$12,763	$13,658	$13,337
12/31/2018	$11,718	$12,968	$12,235
12/31/2019	$14,918	$17,018	$15,482
12/31/2020	$15,289	$20,575	$15,915
12/31/2021	$18,580	$25,880	$19,919
12/31/2022	$18,496	$20,851	$18,418
12/31/2023	$19,194	$26,363	$20,529
12/31/2024	$21,213	$32,715	$23,478
12/31/2025	$24,443	$38,390	$27,213

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	15.23%	9.84%	9.35%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 1000® Value Index	15.91%	11.33%	10.53%

AssetsNet				$ 154,634,842
Holdings Count | Holding				89
Advisory Fees Paid, Amount				$ 847,555
InvestmentCompanyPortfolioTurnover				64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$154,634,842
# of Portfolio Holdings	89
Portfolio Turnover Rate	64%
Total Advisory Fees Paid	$847,555

Holdings [Text Block]

Asset Allocation

Common Stock	98.4%
Money Market Funds	1.5%
Other	0.1%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	7.5%
Capital Markets	6.4%
Health Care Equipment & Supplies	6.3%
Oil, Gas & Consumable Fuels	5.3%
Beverages	4.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000247641
Shareholder Report [Line Items]
Fund Name				LVIP American Century Mid Cap Value Fund
Class Name				Standard Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP American Century Mid Cap Value Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$79	0.76%

Expenses Paid, Amount				$ 79
Expense Ratio, Percent				0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Major U.S. indices achieved double-digit gains for the period.

  Security selection and an underweight in the information technology sector limited the Fund's gains relative to the secondary benchmark. In information technology, selection among computers and peripherals as well as communications equipment stocks hurt performance. Security selection in materials also detracted from results.

  Selection and an underweight in metals and mining stocks and selection and an overweight in containers and packaging hurt performance.

  Security selection in the industrials sector, and to a lesser degree an underweight, contributed to returns.

  Selection within machinery stocks, combined with no investment in professional services, had a positive effect.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell Midcap® Value Index
4/29/2024	$10,000	$10,000	$10,000
12/31/2024	$10,693	$11,573	$10,843
12/31/2025	$11,666	$13,580	$12,041

Average Annual Return [Table Text Block]
Sub header	1 year	Since Inception 4/29/2024
Standard Class	9.11%	9.59%
Morningstar US Market Index	17.35%	20.09%
Russell Midcap® Value Index	11.05%	11.75%

Performance Inception Date				Apr. 29, 2024
AssetsNet				$ 459,433,195
Holdings Count | Holding				127
Advisory Fees Paid, Amount				$ 4,191,410
InvestmentCompanyPortfolioTurnover				86.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$459,433,195
# of Portfolio Holdings	127
Portfolio Turnover Rate	86%
Total Advisory Fees Paid	$4,191,410

Holdings [Text Block]

Asset Allocation

Common Stock	96.5%
Money Market Funds	2.4%
Preferred Stocks	0.9%
Other	0.2%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Health Care Equipment & Supplies	7.5%
Banks	7.2%
Machinery	5.7%
Health Care Providers & Services	5.4%
Electric Utilities	5.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000247642
Shareholder Report [Line Items]
Fund Name				LVIP American Century Mid Cap Value Fund
Class Name				Standard Class II
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP American Century Mid Cap Value Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$90	0.86%

Expenses Paid, Amount				$ 90
Expense Ratio, Percent				0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Major U.S. indices achieved double-digit gains for the period.

  Security selection and an underweight in the information technology sector limited the Fund's gains relative to the secondary benchmark. In information technology, selection among computers and peripherals as well as communications equipment stocks hurt performance. Security selection in materials also detracted from results.

  Selection and an underweight in metals and mining stocks and selection and an overweight in containers and packaging hurt performance.

  Security selection in the industrials sector, and to a lesser degree an underweight, contributed to returns.

  Selection within machinery stocks, combined with no investment in professional services, had a positive effect.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class II	Morningstar US Market Index	Russell Midcap® Value Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$12,285	$11,244	$12,000
12/31/2017	$13,722	$13,658	$13,601
12/31/2018	$11,961	$12,968	$11,930
12/31/2019	$15,447	$17,018	$15,158
12/31/2020	$15,634	$20,575	$15,910
12/31/2021	$19,262	$25,880	$20,419
12/31/2022	$19,032	$20,851	$17,962
12/31/2023	$20,200	$26,363	$20,246
12/31/2024	$21,963	$32,715	$22,892
12/31/2025	$23,938	$38,390	$25,421

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class II	8.99%	8.89%	9.12%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell Midcap® Value Index	11.05%	9.83%	9.78%

AssetsNet				$ 459,433,195
Holdings Count | Holding				127
Advisory Fees Paid, Amount				$ 4,191,410
InvestmentCompanyPortfolioTurnover				86.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$459,433,195
# of Portfolio Holdings	127
Portfolio Turnover Rate	86%
Total Advisory Fees Paid	$4,191,410

Holdings [Text Block]

Asset Allocation

Common Stock	96.5%
Money Market Funds	2.4%
Preferred Stocks	0.9%
Other	0.2%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Health Care Equipment & Supplies	7.5%
Banks	7.2%
Machinery	5.7%
Health Care Providers & Services	5.4%
Electric Utilities	5.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000247643
Shareholder Report [Line Items]
Fund Name				LVIP American Century Mid Cap Value Fund
Class Name				Service Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP American Century Mid Cap Value Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$105	1.01%

Expenses Paid, Amount				$ 105
Expense Ratio, Percent				1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Major U.S. indices achieved double-digit gains for the period.

  Security selection and an underweight in the information technology sector limited the Fund's gains relative to the secondary benchmark. In information technology, selection among computers and peripherals as well as communications equipment stocks hurt performance. Security selection in materials also detracted from results.

  Selection and an underweight in metals and mining stocks and selection and an overweight in containers and packaging hurt performance.

  Security selection in the industrials sector, and to a lesser degree an underweight, contributed to returns.

  Selection within machinery stocks, combined with no investment in professional services, had a positive effect.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell Midcap® Value Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$12,272	$11,244	$12,000
12/31/2017	$13,679	$13,658	$13,601
12/31/2018	$11,906	$12,968	$11,930
12/31/2019	$15,358	$17,018	$15,158
12/31/2020	$15,528	$20,575	$15,910
12/31/2021	$19,102	$25,880	$20,419
12/31/2022	$18,838	$20,851	$17,962
12/31/2023	$19,973	$26,363	$20,246
12/31/2024	$21,675	$32,715	$22,892
12/31/2025	$23,589	$38,390	$25,421

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	8.83%	8.72%	8.96%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell Midcap® Value Index	11.05%	9.83%	9.78%

AssetsNet				$ 459,433,195
Holdings Count | Holding				127
Advisory Fees Paid, Amount				$ 4,191,410
InvestmentCompanyPortfolioTurnover				86.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$459,433,195
# of Portfolio Holdings	127
Portfolio Turnover Rate	86%
Total Advisory Fees Paid	$4,191,410

Holdings [Text Block]

Asset Allocation

Common Stock	96.5%
Money Market Funds	2.4%
Preferred Stocks	0.9%
Other	0.2%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Health Care Equipment & Supplies	7.5%
Banks	7.2%
Machinery	5.7%
Health Care Providers & Services	5.4%
Electric Utilities	5.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000131265
Shareholder Report [Line Items]
Fund Name				LVIP American Century Select Mid Cap Managed Volatility Fund
Class Name				Standard Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP American Century Select Mid Cap Managed Volatility Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$83	0.81%

Expenses Paid, Amount				$ 83
Expense Ratio, Percent				0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Major U.S. indices achieved double-digit gains for the calendar year.

  Security selection and an underweight in the information technology sector limited the Fund's gains relative to the secondary benchmark. In information technology, selection among computers and peripherals as well as communications equipment stocks hurt performance. Security selection in materials also detracted from results.

  Selection and an underweight in metals and mining stocks and selection and an overweight in containers and packaging hurt performance.

  Security selection in the industrials sector, and to a lesser degree an underweight, contributed to returns.

  Selection within machinery stocks, combined with no investment in professional services, had a positive effect.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell Midcap® Value Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,783	$11,244	$12,000
12/31/2017	$13,407	$13,658	$13,601
12/31/2018	$11,995	$12,968	$11,930
12/31/2019	$15,330	$17,018	$15,158
12/31/2020	$16,121	$20,575	$15,910
12/31/2021	$19,542	$25,880	$20,419
12/31/2022	$18,095	$20,851	$17,962
12/31/2023	$19,814	$26,363	$20,246
12/31/2024	$22,178	$32,715	$22,892
12/31/2025	$23,258	$38,390	$25,421

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	4.87%	7.61%	8.81%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell Midcap® Value Index	11.05%	9.83%	9.78%

AssetsNet				$ 458,516,934
Holdings Count | Holding				217
Advisory Fees Paid, Amount				$ 3,409,584
InvestmentCompanyPortfolioTurnover				69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$458,516,934
# of Portfolio Holdings	217
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$3,409,584

Holdings [Text Block]

Asset Allocation

Common Stock	93.2%
Money Market Funds	5.8%
Preferred Stocks	0.7%
Other	0.3%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Health Care Equipment & Supplies	7.0%
Banks	5.6%
Machinery	4.5%
Health Care Providers & Services	4.4%
Oil, Gas & Consumable Fuels	4.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000131266
Shareholder Report [Line Items]
Fund Name				LVIP American Century Select Mid Cap Managed Volatility Fund
Class Name				Service Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP American Century Select Mid Cap Managed Volatility Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$119	1.16%

Expenses Paid, Amount				$ 119
Expense Ratio, Percent				1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Major U.S. indices achieved double-digit gains for the calendar year.

  Security selection and an underweight in the information technology sector limited the Fund's gains relative to the secondary benchmark. In information technology, selection among computers and peripherals as well as communications equipment stocks hurt performance. Security selection in materials also detracted from results.

  Selection and an underweight in metals and mining stocks and selection and an overweight in containers and packaging hurt performance.

  Security selection in the industrials sector, and to a lesser degree an underweight, contributed to returns.

  Selection within machinery stocks, combined with no investment in professional services, had a positive effect.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell Midcap® Value Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,743	$11,244	$12,000
12/31/2017	$13,315	$13,658	$13,601
12/31/2018	$11,871	$12,968	$11,930
12/31/2019	$15,117	$17,018	$15,158
12/31/2020	$15,846	$20,575	$15,910
12/31/2021	$19,140	$25,880	$20,419
12/31/2022	$17,660	$20,851	$17,962
12/31/2023	$19,272	$26,363	$20,246
12/31/2024	$21,496	$32,715	$22,892
12/31/2025	$22,463	$38,390	$25,421

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	4.50%	7.23%	8.43%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell Midcap® Value Index	11.05%	9.83%	9.78%

AssetsNet				$ 458,516,934
Holdings Count | Holding				217
Advisory Fees Paid, Amount				$ 3,409,584
InvestmentCompanyPortfolioTurnover				69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$458,516,934
# of Portfolio Holdings	217
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$3,409,584

Holdings [Text Block]

Asset Allocation

Common Stock	93.2%
Money Market Funds	5.8%
Preferred Stocks	0.7%
Other	0.3%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Health Care Equipment & Supplies	7.0%
Banks	5.6%
Machinery	4.5%
Health Care Providers & Services	4.4%
Oil, Gas & Consumable Fuels	4.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000247645
Shareholder Report [Line Items]
Fund Name				LVIP American Century Ultra<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 11px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fund
Class Name				Standard Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP American Century Ultra® Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$69	0.65%

Expenses Paid, Amount				$ 69
Expense Ratio, Percent				0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Major U.S. indices achieved double-digit gains for the calendar year.

  Security selection in the information technology sector limited the Fund's gains relative to the secondary benchmark.

  Selection in the software and semiconductors and semiconductor equipment industries produced a drag on relative performance.

  Security selection in consumer discretionary also detracted from results.

  Selection among hotels, restaurants and leisure stocks, and selection and overweight in textiles, apparel and luxury goods, detracted.

  Security selection and an overweight in the communication services sector contributed to returns.

  Selection and an overweight in the interactive media and services industry had a positive effect.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell 1000® Growth Index
4/29/2024	$10,000	$10,000	$10,000
12/31/2024	$11,949	$11,573	$12,277
12/31/2025	$13,497	$13,580	$14,555

Average Annual Return [Table Text Block]
Sub header	1 year	Since Inception 4/29/2024
Standard Class	12.95%	19.51%
Morningstar US Market Index	17.35%	20.09%
Russell 1000® Growth Index	18.56%	25.17%

Performance Inception Date				Apr. 29, 2024
AssetsNet				$ 1,264,631,692
Holdings Count | Holding				65
Advisory Fees Paid, Amount				$ 7,327,454
InvestmentCompanyPortfolioTurnover				35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,264,631,692
# of Portfolio Holdings	65
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$7,327,454

Holdings [Text Block]

Asset Allocation

Common Stock	99.4%
Exchange-Traded Funds	0.5%
Money Market Funds	0.2%
Rights	0.0%
Other	(0.1%)

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	21.9%
Software	14.5%
Interactive Media & Services	13.3%
Technology Hardware, Storage & Peripherals	8.7%
Broadline Retail	7.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000247648
Shareholder Report [Line Items]
Fund Name				LVIP American Century Ultra<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 11px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fund
Class Name				Standard Class II
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP American Century Ultra® Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$80	0.75%

Expenses Paid, Amount				$ 80
Expense Ratio, Percent				0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Major U.S. indices achieved double-digit gains for the calendar year.

  Security selection in the information technology sector limited the Fund's gains relative to the secondary benchmark.

  Selection in the software and semiconductors and semiconductor equipment industries produced a drag on relative performance.

  Security selection in consumer discretionary also detracted from results.

  Selection among hotels, restaurants and leisure stocks, and selection and overweight in textiles, apparel and luxury goods, detracted.

  Security selection and an overweight in the communication services sector contributed to returns.

  Selection and an overweight in the interactive media and services industry had a positive effect.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class II	Morningstar US Market Index	Russell 1000® Growth Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,445	$11,244	$10,708
12/31/2017	$13,810	$13,658	$13,943
12/31/2018	$13,915	$12,968	$13,732
12/31/2019	$18,727	$17,018	$18,729
12/31/2020	$28,063	$20,575	$25,938
12/31/2021	$34,562	$25,880	$33,096
12/31/2022	$23,372	$20,851	$23,453
12/31/2023	$33,541	$26,363	$33,462
12/31/2024	$43,200	$32,715	$44,623
12/31/2025	$48,748	$38,390	$52,906

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class II	12.84%	11.68%	17.16%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

AssetsNet				$ 1,264,631,692
Holdings Count | Holding				65
Advisory Fees Paid, Amount				$ 7,327,454
InvestmentCompanyPortfolioTurnover				35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,264,631,692
# of Portfolio Holdings	65
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$7,327,454

Holdings [Text Block]

Asset Allocation

Common Stock	99.4%
Exchange-Traded Funds	0.5%
Money Market Funds	0.2%
Rights	0.0%
Other	(0.1%)

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	21.9%
Software	14.5%
Interactive Media & Services	13.3%
Technology Hardware, Storage & Peripherals	8.7%
Broadline Retail	7.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000247647
Shareholder Report [Line Items]
Fund Name				LVIP American Century Ultra<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 11px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fund
Class Name				Service Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP American Century Ultra® Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$96	0.90%

Expenses Paid, Amount				$ 96
Expense Ratio, Percent				0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Major U.S. indices achieved double-digit gains for the calendar year.

  Security selection in the information technology sector limited the Fund's gains relative to the secondary benchmark.

  Selection in the software and semiconductors and semiconductor equipment industries produced a drag on relative performance.

  Security selection in consumer discretionary also detracted from results.

  Selection among hotels, restaurants and leisure stocks, and selection and overweight in textiles, apparel and luxury goods, detracted.

  Security selection and an overweight in the communication services sector contributed to returns.

  Selection and an overweight in the interactive media and services industry had a positive effect.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell 1000® Growth Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,435	$11,244	$10,708
12/31/2017	$13,775	$13,658	$13,943
12/31/2018	$13,857	$12,968	$13,732
12/31/2019	$18,632	$17,018	$18,729
12/31/2020	$27,864	$20,575	$25,938
12/31/2021	$34,271	$25,880	$33,096
12/31/2022	$23,146	$20,851	$23,453
12/31/2023	$33,161	$26,363	$33,462
12/31/2024	$42,651	$32,715	$44,623
12/31/2025	$48,056	$38,390	$52,906

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	12.67%	11.52%	17.00%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

AssetsNet				$ 1,264,631,692
Holdings Count | Holding				65
Advisory Fees Paid, Amount				$ 7,327,454
InvestmentCompanyPortfolioTurnover				35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,264,631,692
# of Portfolio Holdings	65
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$7,327,454

Holdings [Text Block]

Asset Allocation

Common Stock	99.4%
Exchange-Traded Funds	0.5%
Money Market Funds	0.2%
Rights	0.0%
Other	(0.1%)

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	21.9%
Software	14.5%
Interactive Media & Services	13.3%
Technology Hardware, Storage & Peripherals	8.7%
Broadline Retail	7.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000247650
Shareholder Report [Line Items]
Fund Name				LVIP American Century Value Fund
Class Name				Standard Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP American Century Value Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$66	0.61%

Expenses Paid, Amount				$ 66
Expense Ratio, Percent				0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

All sectors advanced during the 2025 market rally, with the communication services and information technology sectors posting the highest returns. Additionally, large-cap stocks outperformed mid- and small-cap stocks, and growth outperformed value.

  Security selection in the industrials sector contributed to secondary benchmark relative performance. Several positions in the machinery, electrical equipment, industrial conglomerates and ground transportation industries outperformed.

  The Fund's choice of investments in the financials sector also positively impacted performance, particularly in the financial services and capital markets industries.

  On the other hand, stock selection in the consumer staples sector, coupled with the Fund's overweight position in this sector relative to the benchmark, detracted from relative results.

  Although it is not a principal investment strategy, the portfolio managers use foreign currency exchange contracts to hedge potential foreign currency fluctuations.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell 1000® Value Index
4/29/2024	$10,000	$10,000	$10,000
12/31/2024	$10,667	$11,573	$10,809
12/31/2025	$12,389	$13,580	$12,528

Average Annual Return [Table Text Block]
Sub header	1 year	Since Inception 4/29/2024
Standard Class	16.14%	13.58%
Morningstar US Market Index	17.35%	20.09%
Russell 1000® Value Index	15.91%	14.44%

Performance Inception Date				Apr. 29, 2024
AssetsNet				$ 917,163,078
Holdings Count | Holding				109
Advisory Fees Paid, Amount				$ 5,141,881
InvestmentCompanyPortfolioTurnover				66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$917,163,078
# of Portfolio Holdings	109
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$5,141,881

Holdings [Text Block]

Asset Allocation

Common Stock	97.8%
Money Market Funds	2.0%
Other	0.2%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	8.6%
Pharmaceuticals	6.3%
Health Care Equipment & Supplies	5.5%
Capital Markets	5.4%
Oil, Gas & Consumable Fuels	5.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000247649
Shareholder Report [Line Items]
Fund Name				LVIP American Century Value Fund
Class Name				Standard Class II
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP American Century Value Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$77	0.71%

Expenses Paid, Amount				$ 77
Expense Ratio, Percent				0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

All sectors advanced during the 2025 market rally, with the communication services and information technology sectors posting the highest returns. Additionally, large-cap stocks outperformed mid- and small-cap stocks, and growth outperformed value.

  Security selection in the industrials sector contributed to secondary benchmark relative performance. Several positions in the machinery, electrical equipment, industrial conglomerates and ground transportation industries outperformed.

  The Fund's choice of investments in the financials sector also positively impacted performance, particularly in the financial services and capital markets industries.

  On the other hand, stock selection in the consumer staples sector, coupled with the Fund's overweight position in this sector relative to the benchmark, detracted from relative results.

  Although it is not a principal investment strategy, the portfolio managers use foreign currency exchange contracts to hedge potential foreign currency fluctuations.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class II	Morningstar US Market Index	Russell 1000® Value Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$12,048	$11,244	$11,734
12/31/2017	$13,102	$13,658	$13,337
12/31/2018	$11,903	$12,968	$12,235
12/31/2019	$15,121	$17,018	$15,482
12/31/2020	$15,269	$20,575	$15,915
12/31/2021	$19,011	$25,880	$19,919
12/31/2022	$19,114	$20,851	$18,418
12/31/2023	$20,853	$26,363	$20,529
12/31/2024	$22,830	$32,715	$23,478
12/31/2025	$26,487	$38,390	$27,213

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class II	16.02%	11.65%	10.23%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 1000® Value Index	15.91%	11.33%	10.53%

AssetsNet				$ 917,163,078
Holdings Count | Holding				109
Advisory Fees Paid, Amount				$ 5,141,881
InvestmentCompanyPortfolioTurnover				66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$917,163,078
# of Portfolio Holdings	109
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$5,141,881

Holdings [Text Block]

Asset Allocation

Common Stock	97.8%
Money Market Funds	2.0%
Other	0.2%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	8.6%
Pharmaceuticals	6.3%
Health Care Equipment & Supplies	5.5%
Capital Markets	5.4%
Oil, Gas & Consumable Fuels	5.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000247652
Shareholder Report [Line Items]
Fund Name				LVIP American Century Value Fund
Class Name				Service Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP American Century Value Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$93	0.86%

Expenses Paid, Amount				$ 93
Expense Ratio, Percent				0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

All sectors advanced during the 2025 market rally, with the communication services and information technology sectors posting the highest returns. Additionally, large-cap stocks outperformed mid- and small-cap stocks, and growth outperformed value.

  Security selection in the industrials sector contributed to secondary benchmark relative performance. Several positions in the machinery, electrical equipment, industrial conglomerates and ground transportation industries outperformed.

  The Fund's choice of investments in the financials sector also positively impacted performance, particularly in the financial services and capital markets industries.

  On the other hand, stock selection in the consumer staples sector, coupled with the Fund's overweight position in this sector relative to the benchmark, detracted from relative results.

  Although it is not a principal investment strategy, the portfolio managers use foreign currency exchange contracts to hedge potential foreign currency fluctuations.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell 1000® Value Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$12,028	$11,244	$11,734
12/31/2017	$13,059	$13,658	$13,337
12/31/2018	$11,848	$12,968	$12,235
12/31/2019	$15,038	$17,018	$15,482
12/31/2020	$15,163	$20,575	$15,915
12/31/2021	$18,844	$25,880	$19,919
12/31/2022	$18,902	$20,851	$18,418
12/31/2023	$20,607	$26,363	$20,529
12/31/2024	$22,522	$32,715	$23,478
12/31/2025	$26,092	$38,390	$27,213

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	15.85%	11.47%	10.07%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 1000® Value Index	15.91%	11.33%	10.53%

AssetsNet				$ 917,163,078
Holdings Count | Holding				109
Advisory Fees Paid, Amount				$ 5,141,881
InvestmentCompanyPortfolioTurnover				66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$917,163,078
# of Portfolio Holdings	109
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$5,141,881

Holdings [Text Block]

Asset Allocation

Common Stock	97.8%
Money Market Funds	2.0%
Other	0.2%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	8.6%
Pharmaceuticals	6.3%
Health Care Equipment & Supplies	5.5%
Capital Markets	5.4%
Oil, Gas & Consumable Fuels	5.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000260739
Shareholder Report [Line Items]
Fund Name				LVIP American Funds Vanguard Active Passive Growth Fund
Class Name				Standard Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP American Funds Vanguard Active Passive Growth Fund for the period of June 2, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for June 2, 2025 (commencement of operations) through December 31, 2025?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$26Footnote Reference*	0.42%Footnote Reference^
Footnote	Description
Footnote*	Expenses would be higher if the Fund had been in operation for the entire year.
Footnote^	Annualized.

Expenses Paid, Amount	[1]			$ 26
Expense Ratio, Percent	[2]			0.42%
Expenses Short Period Footnote [Text Block]				Expenses would be higher if the Fund had been in operation for the entire year.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a diversified portfolio of actively managed American Funds mutual funds, actively managed Capital Group ETFs and passive Vanguard ETFs.

  Since the Fund’s inception in late May 2025, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund performed in line with its composite benchmark from inception through year-end.

  Equity allocations to developed international and domestic growth-oriented funds contributed positively to performance.

  Conversely, equity allocations to domestic value funds detracted from returns as they underperformed their respective equity indexes within the Fund’s composite benchmark for the year.

  Within fixed income, allocations to investment grade corporate credit contributed to returns.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	S&P 500® Index	American Vanguard Growth Allocation Composite
6/2/2025	$10,000	$10,000	$10,000	$10,000
12/31/2025	$11,298	$11,635	$11,664	$11,298

Average Annual Return [Table Text Block]
Sub header	Since Inception 6/2/2025
Standard Class	12.98%
Morningstar US Market Index	16.35%
S&P 500® Index	16.64%
American Vanguard Growth Allocation Composite	12.98%

Performance Inception Date				Jun. 02, 2025
AssetsNet				$ 13,599,920
Holdings Count | Holding				12
Advisory Fees Paid, Amount				$ 10,786
InvestmentCompanyPortfolioTurnover				19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$13,599,920
# of Portfolio Holdings	12
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$10,786

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	65.5%
Fixed Income Funds	18.2%
International Equity Funds	16.3%
Money Market Funds	0.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000260740
Shareholder Report [Line Items]
Fund Name				LVIP American Funds Vanguard Active Passive Growth Fund
Class Name				Service Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP American Funds Vanguard Active Passive Growth Fund for the period of June 2, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for June 2, 2025 (commencement of operations) through December 31, 2025?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$48Footnote Reference*	0.77%Footnote Reference^
Footnote	Description
Footnote*	Expenses would be higher if the Fund had been in operation for the entire year.
Footnote^	Annualized.

Expenses Paid, Amount	[3]			$ 48
Expense Ratio, Percent	[4]			0.77%
Expenses Short Period Footnote [Text Block]				Expenses would be higher if the Fund had been in operation for the entire year.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a diversified portfolio of actively managed American Funds mutual funds, actively managed Capital Group ETFs and passive Vanguard ETFs.

  Since the Fund’s inception in late May 2025, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund performed in line with its composite benchmark from inception through year-end.

  Equity allocations to developed international and domestic growth-oriented funds contributed positively to performance.

  Conversely, equity allocations to domestic value funds detracted from returns as they underperformed their respective equity indexes within the Fund’s composite benchmark for the year.

  Within fixed income, allocations to investment grade corporate credit contributed to returns.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	S&P 500® Index	American Vanguard Growth Allocation Composite
6/2/2025	$10,000	$10,000	$10,000	$10,000
12/31/2025	$11,275	$11,635	$11,664	$11,298

Average Annual Return [Table Text Block]
Sub header	Since Inception 6/2/2025
Service Class	12.75%
Morningstar US Market Index	16.35%
S&P 500® Index	16.64%
American Vanguard Growth Allocation Composite	12.98%

Performance Inception Date				Jun. 02, 2025
AssetsNet				$ 13,599,920
Holdings Count | Holding				12
Advisory Fees Paid, Amount				$ 10,786
InvestmentCompanyPortfolioTurnover				19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$13,599,920
# of Portfolio Holdings	12
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$10,786

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	65.5%
Fixed Income Funds	18.2%
International Equity Funds	16.3%
Money Market Funds	0.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000086779
Shareholder Report [Line Items]
Fund Name				LVIP American Global Growth Fund
Class Name				Service Class II
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP American Global Growth Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class II	$69	0.62%

Expenses Paid, Amount				$ 69
Expense Ratio, Percent				0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. U.S. equities advanced on strong large-cap technology growth, though lost momentum later in the year. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus measures. Emerging markets drove the rally, with strong returns from South Korea, Taiwan and China, while India remained relatively flat despite solid macroeconomic fundamentals.

  Most sectors posted gains for the Fund, with information technology, industrials, financials and consumer staples contributing most significantly. Returns from the communication services and consumer discretionary sectors were also positive, though below the portfolio’s overall returns. Companies based in the U.S., France and Taiwan made meaningful contributions to investment results.

  Conversely, the health care and real estate sectors were the largest detractors from overall results. Country-wise, holdings in Denmark and Australia were among the most notable detractors for the Fund.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class II	Morningstar Global Markets Index	MSCI All Country World Index (net dividends)
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,024	$10,822	$10,787
12/31/2017	$13,130	$13,405	$13,372
12/31/2018	$11,897	$12,089	$12,113
12/31/2019	$16,034	$15,261	$15,335
12/31/2020	$20,842	$17,713	$17,827
12/31/2021	$24,181	$20,866	$21,132
12/31/2022	$18,132	$17,045	$17,251
12/31/2023	$22,149	$20,715	$21,081
12/31/2024	$25,083	$24,093	$24,769
12/31/2025	$30,409	$29,424	$30,301

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class II	21.23%	7.85%	11.76%
Morningstar Global Markets Index	22.13%	10.68%	11.40%
MSCI All Country World Index (net dividends)	22.34%	11.19%	11.72%

AssetsNet				$ 402,452,679
Holdings Count | Holding				1
Advisory Fees Paid, Amount				$ 0
InvestmentCompanyPortfolioTurnover				11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$402,452,679
# of Portfolio Holdings	1
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$0

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	100.1%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

The Fund invests substantially all of its assets in Class 1 shares of the Global Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000086781
Shareholder Report [Line Items]
Fund Name				LVIP American Growth Fund
Class Name				Service Class II
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP American Growth Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class II	$66	0.60%

Expenses Paid, Amount				$ 66
Expense Ratio, Percent				0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. equities delivered solid returns in 2025, as strong gains from growth sectors supported performance. Resilient consumer spending and moderating inflation drove the S&P 500 Index to record highs. Strong consumer spending boosted the U.S. economy, especially in the third quarter. However, persistent softness in the labor market prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.

  Most sectors posted gains for the Fund, with information technology and communication services contributing significantly. The industrials and materials sectors also delivered positive returns. U.S.-based holdings, representing the majority of the portfolio, contributed most of the Fund’s performance.

  Conversely, the financials and energy sectors were detractors from overall results.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class II	Morningstar US Market Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,910	$11,244	$11,196
12/31/2017	$13,946	$13,658	$13,640
12/31/2018	$13,857	$12,968	$13,042
12/31/2019	$18,055	$17,018	$17,149
12/31/2020	$27,361	$20,575	$20,304
12/31/2021	$33,265	$25,880	$26,132
12/31/2022	$23,222	$20,851	$21,399
12/31/2023	$32,045	$26,363	$27,025
12/31/2024	$42,039	$32,715	$33,786
12/31/2025	$50,372	$38,390	$39,827

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class II	19.82%	12.98%	17.55%
Morningstar US Market Index	17.35%	13.29%	14.40%
S&P 500® Index	17.88%	14.42%	14.82%

AssetsNet				$ 3,055,428,069
Holdings Count | Holding				1
Advisory Fees Paid, Amount				$ 0
InvestmentCompanyPortfolioTurnover				4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,055,428,069
# of Portfolio Holdings	1
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$0

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	100.1%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

The Fund invests substantially all of its assets in Class 1 shares of the Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000086782
Shareholder Report [Line Items]
Fund Name				LVIP American Growth-Income Fund
Class Name				Service Class II
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP American Growth-Income Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class II	$65	0.60%

Expenses Paid, Amount				$ 65
Expense Ratio, Percent				0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 Index reached record highs as solid corporate earnings from large-cap technology companies outweighed concerns about the economic impact of tariffs. Consumer spending remained resilient, fueling economic growth. However, persistent labor market softness led the U.S. Federal Reserve to implement three 25-basis-point rate cuts during the year.

  Most sectors contributed positively to Fund results, with information technology, industrials and communication services being particularly impactful. Financials posted positive returns, although they lagged the overall portfolio. Consumer staples also added to absolute returns but represented a relatively small portion of Fund holdings.

  Conversely, the materials and utilities sectors had negative returns and detracted from overall results.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class II	Morningstar US Market Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,115	$11,244	$11,196
12/31/2017	$13,556	$13,658	$13,640
12/31/2018	$13,265	$12,968	$13,042
12/31/2019	$16,674	$17,018	$17,149
12/31/2020	$18,865	$20,575	$20,304
12/31/2021	$23,333	$25,880	$26,132
12/31/2022	$19,413	$20,851	$21,399
12/31/2023	$24,406	$26,363	$27,025
12/31/2024	$30,216	$32,715	$33,786
12/31/2025	$35,555	$38,390	$39,827

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class II	17.67%	13.51%	13.52%
Morningstar US Market Index	17.35%	13.29%	14.40%
S&P 500® Index	17.88%	14.42%	14.82%

AssetsNet				$ 2,085,331,053
Holdings Count | Holding				1
Advisory Fees Paid, Amount				$ 0
InvestmentCompanyPortfolioTurnover				4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,085,331,053
# of Portfolio Holdings	1
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$0

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	100.1%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

The Fund invests substantially all of its assets in Class 1 shares of the Growth-Income Fund, a series of the American Funds Insurance Series® (Underlying Fund). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000086783
Shareholder Report [Line Items]
Fund Name				LVIP American International Fund
Class Name				Service Class II
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP American International Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class II	$70	0.62%

Expenses Paid, Amount				$ 70
Expense Ratio, Percent				0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. European equities advanced on easing inflation and improving confidence, with Germany driving growth through major infrastructure and defense investments. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus measures. Emerging markets drove the rally, with strong returns from South Korea, Taiwan and China, while India remained relatively flat despite solid macroeconomic fundamentals. For the full year 2025, the Fund rose in absolute terms but underperformed the MSCI ACWI Ex USA NR USD.

  Most sectors posted gains, with financials, information technology, communication services and materials contributing significantly. Returns from the industrials and consumer staples sectors were also positive, though below the portfolio’s overall results. Companies based in the U.K., Canada and South Korea generated strong gains, surpassing returns of the overall portfolio.

  Conversely, holdings in the health care sector significantly dragged results. The real estate sector also posted negative returns. Country-wise, Denmark was the most notable detractor on absolute results.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class II	Morningstar Global Markets ex-US Index	MSCI All Country World ex USA Index (net dividends)
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,315	$10,545	$10,450
12/31/2017	$13,579	$13,431	$13,291
12/31/2018	$11,746	$11,527	$11,404
12/31/2019	$14,382	$14,014	$13,858
12/31/2020	$16,333	$15,579	$15,334
12/31/2021	$16,032	$16,889	$16,533
12/31/2022	$12,654	$14,163	$13,888
12/31/2023	$14,604	$16,370	$16,056
12/31/2024	$15,005	$17,215	$16,944
12/31/2025	$18,947	$22,655	$22,432

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class II	26.27%	3.01%	6.60%
Morningstar Global Markets ex-US Index	31.60%	7.78%	8.52%
MSCI All Country World ex USA Index (net dividends)	32.39%	7.91%	8.41%

AssetsNet				$ 313,074,338
Holdings Count | Holding				1
Advisory Fees Paid, Amount				$ 0
InvestmentCompanyPortfolioTurnover				4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$313,074,338
# of Portfolio Holdings	1
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$0

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	100.1%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

The Fund invests substantially all of its assets in Class 1 shares of the International Fund, a series of the American Funds Insurance Series® (Underlying Fund). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000110362
Shareholder Report [Line Items]
Fund Name				LVIP American Global Balanced Allocation Managed Risk Fund
Class Name				Standard Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP American Global Balanced Allocation Managed Risk Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$33	0.31%

Expenses Paid, Amount				$ 33
Expense Ratio, Percent				0.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a diversified portfolio of American Funds.

  During 2025, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund underperformed its composite benchmark for the year.

  Equity allocations to domestic core and growth-oriented funds contributed positively to performance.

  Conversely, equity allocations to international funds generally detracted as they underperformed their respective equity indexes within the Fund’s composite benchmark for the year.

  Within fixed income, positive security selection within investment grade credit contributed to returns.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Balanced Blended Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,464	$10,254	$10,265	$10,629
12/31/2017	$11,728	$10,602	$10,628	$11,971
12/31/2018	$11,369	$10,617	$10,629	$11,497
12/31/2019	$13,228	$11,535	$11,556	$13,587
12/31/2020	$14,564	$12,399	$12,423	$15,491
12/31/2021	$15,927	$12,200	$12,232	$16,867
12/31/2022	$13,453	$10,615	$10,641	$14,311
12/31/2023	$15,041	$11,179	$11,229	$16,240
12/31/2024	$16,525	$11,331	$11,369	$17,639
12/31/2025	$18,646	$12,138	$12,199	$20,078

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	12.84%	5.06%	6.43%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
Balanced Blended Composite	13.83%	5.32%	7.22%

AssetsNet				$ 1,105,733,407
Holdings Count | Holding				24
Advisory Fees Paid, Amount				$ 2,816,923
InvestmentCompanyPortfolioTurnover				15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,105,733,407
# of Portfolio Holdings	24
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$2,816,923

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	44.4%
Equity Funds	34.1%
Asset Allocation Funds	10.8%
International Equity Funds	4.6%
Global Equity Funds	3.6%
Money Market Funds	2.5%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000110363
Shareholder Report [Line Items]
Fund Name				LVIP American Global Balanced Allocation Managed Risk Fund
Class Name				Service Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP American Global Balanced Allocation Managed Risk Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$70	0.66%

Expenses Paid, Amount				$ 70
Expense Ratio, Percent				0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a diversified portfolio of American Funds.

  During 2025, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund underperformed its composite benchmark for the year.

  Equity allocations to domestic core and growth-oriented funds contributed positively to performance.

  Conversely, equity allocations to international funds generally detracted as they underperformed their respective equity indexes within the Fund’s composite benchmark for the year.

  Within fixed income, positive security selection within investment grade credit contributed to returns.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Balanced Blended Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,427	$10,254	$10,265	$10,629
12/31/2017	$11,646	$10,602	$10,628	$11,971
12/31/2018	$11,251	$10,617	$10,629	$11,497
12/31/2019	$13,046	$11,535	$11,556	$13,587
12/31/2020	$14,312	$12,399	$12,423	$15,491
12/31/2021	$15,596	$12,200	$12,232	$16,867
12/31/2022	$13,129	$10,615	$10,641	$14,311
12/31/2023	$14,626	$11,179	$11,229	$16,240
12/31/2024	$16,014	$11,331	$11,369	$17,639
12/31/2025	$18,004	$12,138	$12,199	$20,078

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	12.43%	4.70%	6.06%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
Balanced Blended Composite	13.83%	5.32%	7.22%

AssetsNet				$ 1,105,733,407
Holdings Count | Holding				24
Advisory Fees Paid, Amount				$ 2,816,923
InvestmentCompanyPortfolioTurnover				15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,105,733,407
# of Portfolio Holdings	24
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$2,816,923

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	44.4%
Equity Funds	34.1%
Asset Allocation Funds	10.8%
International Equity Funds	4.6%
Global Equity Funds	3.6%
Money Market Funds	2.5%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000110364
Shareholder Report [Line Items]
Fund Name				LVIP American Global Growth Allocation Managed Risk Fund
Class Name				Standard Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP American Global Growth Allocation Managed Risk Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$32	0.30%

Expenses Paid, Amount				$ 32
Expense Ratio, Percent				0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a diversified portfolio of American Funds.

  During 2025, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund underperformed its composite benchmark for the year.

  Equity allocations to domestic core and growth-oriented funds contributed positively to performance.

  Conversely, equity allocations to international funds generally detracted as they underperformed their respective equity indexes within the Fund’s composite benchmark for the year.

  Within fixed income, positive security selection within investment grade credit contributed to returns.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell 1000® Index	Growth Blended Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,331	$11,244	$11,205	$10,759
12/31/2017	$12,063	$13,658	$13,636	$12,547
12/31/2018	$11,585	$12,968	$12,983	$11,795
12/31/2019	$13,597	$17,018	$17,063	$14,354
12/31/2020	$15,078	$20,575	$20,640	$16,571
12/31/2021	$16,763	$25,880	$26,101	$18,653
12/31/2022	$13,724	$20,851	$21,108	$15,656
12/31/2023	$15,641	$26,363	$26,708	$18,227
12/31/2024	$17,558	$32,715	$33,255	$20,241
12/31/2025	$20,176	$38,390	$39,030	$23,658

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	14.91%	6.00%	7.27%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 1000® Index	17.37%	13.59%	14.59%
Growth Blended Composite	16.88%	7.38%	8.99%

AssetsNet				$ 2,229,930,972
Holdings Count | Holding				25
Advisory Fees Paid, Amount				$ 5,656,388
InvestmentCompanyPortfolioTurnover				17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,229,930,972
# of Portfolio Holdings	25
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$5,656,388

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	47.4%
Fixed Income Funds	26.0%
International Equity Funds	11.9%
Global Equity Funds	5.9%
Asset Allocation Funds	5.8%
Money Market Funds	2.9%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000110365
Shareholder Report [Line Items]
Fund Name				LVIP American Global Growth Allocation Managed Risk Fund
Class Name				Service Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP American Global Growth Allocation Managed Risk Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$70	0.65%

Expenses Paid, Amount				$ 70
Expense Ratio, Percent				0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a diversified portfolio of American Funds.

  During 2025, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund underperformed its composite benchmark for the year.

  Equity allocations to domestic core and growth-oriented funds contributed positively to performance.

  Conversely, equity allocations to international funds generally detracted as they underperformed their respective equity indexes within the Fund’s composite benchmark for the year.

  Within fixed income, positive security selection within investment grade credit contributed to returns.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell 1000® Index	Growth Blended Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,294	$11,244	$11,205	$10,759
12/31/2017	$11,978	$13,658	$13,636	$12,547
12/31/2018	$11,463	$12,968	$12,983	$11,795
12/31/2019	$13,407	$17,018	$17,063	$14,354
12/31/2020	$14,816	$20,575	$20,640	$16,571
12/31/2021	$16,413	$25,880	$26,101	$18,653
12/31/2022	$13,390	$20,851	$21,108	$15,656
12/31/2023	$15,207	$26,363	$26,708	$18,227
12/31/2024	$17,013	$32,715	$33,255	$20,241
12/31/2025	$19,481	$38,390	$39,030	$23,658

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	14.51%	5.63%	6.90%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 1000® Index	17.37%	13.59%	14.59%
Growth Blended Composite	16.88%	7.38%	8.99%

AssetsNet				$ 2,229,930,972
Holdings Count | Holding				25
Advisory Fees Paid, Amount				$ 5,656,388
InvestmentCompanyPortfolioTurnover				17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,229,930,972
# of Portfolio Holdings	25
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$5,656,388

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	47.4%
Fixed Income Funds	26.0%
International Equity Funds	11.9%
Global Equity Funds	5.9%
Asset Allocation Funds	5.8%
Money Market Funds	2.9%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000117544
Shareholder Report [Line Items]
Fund Name				LVIP American Preservation Fund
Class Name				Standard Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP American Preservation Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$25	0.24%

Expenses Paid, Amount				$ 25
Expense Ratio, Percent				0.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund operates under a fund of funds structure, investing all its assets in mutual funds (“underlying funds”). The underlying funds invest predominantly in short-term and medium-term U.S. investment grade fixed income securities.

  U.S. Fixed Income markets had positive returns for the calendar year 2025, as easing monetary policy pushed yields lower, particularly on the front end of the curve, and healthy corporate fundamentals helped to keep spreads tight.

  The Fund’s longer duration profile contributed to relative performance versus the benchmark, as interest rates moved lower.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Government/Credit 1-5 Year A+ Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,192	$10,254	$10,124
12/31/2017	$10,364	$10,602	$10,225
12/31/2018	$10,452	$10,617	$10,375
12/31/2019	$10,913	$11,535	$10,852
12/31/2020	$11,548	$12,399	$11,347
12/31/2021	$11,488	$12,200	$11,223
12/31/2022	$10,725	$10,615	$10,608
12/31/2023	$11,164	$11,179	$11,101
12/31/2024	$11,527	$11,331	$11,495
12/31/2025	$12,238	$12,138	$12,183

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	6.17%	1.17%	2.04%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Government/Credit 1-5 Year A+ Index	5.98%	1.43%	1.99%

AssetsNet				$ 592,534,638
Holdings Count | Holding				7
Advisory Fees Paid, Amount				$ 1,071,929
InvestmentCompanyPortfolioTurnover				13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$592,534,638
# of Portfolio Holdings	7
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$1,071,929

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	97.0%
Money Market Funds	3.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000117545
Shareholder Report [Line Items]
Fund Name				LVIP American Preservation Fund
Class Name				Service Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP American Preservation Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$61	0.59%

Expenses Paid, Amount				$ 61
Expense Ratio, Percent				0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund operates under a fund of funds structure, investing all its assets in mutual funds (“underlying funds”). The underlying funds invest predominantly in short-term and medium-term U.S. investment grade fixed income securities.

  U.S. Fixed Income markets had positive returns for the calendar year 2025, as easing monetary policy pushed yields lower, particularly on the front end of the curve, and healthy corporate fundamentals helped to keep spreads tight.

  The Fund’s longer duration profile contributed to relative performance versus the benchmark, as interest rates moved lower.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Government/Credit 1-5 Year A+ Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,157	$10,254	$10,124
12/31/2017	$10,292	$10,602	$10,225
12/31/2018	$10,344	$10,617	$10,375
12/31/2019	$10,764	$11,535	$10,852
12/31/2020	$11,349	$12,399	$11,347
12/31/2021	$11,251	$12,200	$11,223
12/31/2022	$10,467	$10,615	$10,608
12/31/2023	$10,858	$11,179	$11,101
12/31/2024	$11,171	$11,331	$11,495
12/31/2025	$11,819	$12,138	$12,183

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	5.80%	0.81%	1.69%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Government/Credit 1-5 Year A+ Index	5.98%	1.43%	1.99%

AssetsNet				$ 592,534,638
Holdings Count | Holding				7
Advisory Fees Paid, Amount				$ 1,071,929
InvestmentCompanyPortfolioTurnover				13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$592,534,638
# of Portfolio Holdings	7
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$1,071,929

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	97.0%
Money Market Funds	3.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000043352
Shareholder Report [Line Items]
Fund Name				LVIP Baron Growth Opportunities Fund
Class Name				Standard Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP Baron Growth Opportunities Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$86	0.90%

Expenses Paid, Amount				$ 86
Expense Ratio, Percent				0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund trailed the Russell 2000 Growth Index due to unfavorable style-related biases,coupled with adverse stock selection and active industry exposures.

  From a style perspective, the Fund's overexposure to the poor performing Earnings Quality factor was the largest drag.

  Lower exposure to the strong performing Momentum, Residual Volatility, and Beta factors also proved costly.

  On a sector level, stock selection was negative, led by investments in financials, information technology (IT), industrials, healthcare, and real estate.

  Weakness in financials was driven by Kinsale Capital Group, Inc., FactSet Research Systems Inc., Morningstar, Inc., and MSCI Inc. and further exasperated by meaningfully higher exposure to this lagging sector.

  Top 10 position Gartner, Inc. was responsible for nearly the entirety of relative losses within the IT sector.

  Lower exposure to better performing Industrials sector and declines from Trex Company Inc. (not held as of 12/31/2025) hampered relative performance.

  In Health Care, Bio-Techne Corporation and West Pharmaceutical Services, Inc. detracted from performance.

  CoStar Group, Inc. hurt relative results in Real Estate.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell 2000® Growth Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,583	$11,244	$11,132
12/31/2017	$13,500	$13,658	$13,599
12/31/2018	$13,001	$12,968	$12,334
12/31/2019	$17,775	$17,018	$15,847
12/31/2020	$23,892	$20,575	$21,335
12/31/2021	$28,436	$25,880	$21,939
12/31/2022	$21,144	$20,851	$16,157
12/31/2023	$24,972	$26,363	$19,171
12/31/2024	$26,397	$32,715	$22,077
12/31/2025	$23,797	$38,390	$24,949

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	(9.85%)	(0.08%)	9.06%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 2000® Growth Index	13.01%	3.18%	9.57%

AssetsNet				$ 716,300,514
Holdings Count | Holding				42
Advisory Fees Paid, Amount				$ 6,493,541
InvestmentCompanyPortfolioTurnover				15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$716,300,514
# of Portfolio Holdings	42
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$6,493,541

Holdings [Text Block]

Asset Allocation

Common Stock	99.6%
Money Market Funds	0.6%
Other	(0.2%)

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Capital Markets	19.3%
Insurance	18.7%
Software	12.8%
Hotels, Restaurants & Leisure	8.9%
Life Sciences Tools & Services	6.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000043353
Shareholder Report [Line Items]
Fund Name				LVIP Baron Growth Opportunities Fund
Class Name				Service Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP Baron Growth Opportunities Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$109	1.15%

Expenses Paid, Amount				$ 109
Expense Ratio, Percent				1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund trailed the Russell 2000 Growth Index due to unfavorable style-related biases,coupled with adverse stock selection and active industry exposures.

  From a style perspective, the Fund's overexposure to the poor performing Earnings Quality factor was the largest drag.

  Lower exposure to the strong performing Momentum, Residual Volatility, and Beta factors also proved costly.

  On a sector level, stock selection was negative, led by investments in financials, information technology (IT), industrials, healthcare, and real estate.

  Weakness in financials was driven by Kinsale Capital Group, Inc., FactSet Research Systems Inc., Morningstar, Inc., and MSCI Inc. and further exasperated by meaningfully higher exposure to this lagging sector.

  Top 10 position Gartner, Inc. was responsible for nearly the entirety of relative losses within the IT sector.

  Lower exposure to better performing Industrials sector and declines from Trex Company Inc. (not held as of 12/31/2025) hampered relative performance.

  In Health Care, Bio-Techne Corporation and West Pharmaceutical Services, Inc. detracted from performance.

  CoStar Group, Inc. hurt relative results in Real Estate.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell 2000® Growth Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,557	$11,244	$11,132
12/31/2017	$13,432	$13,658	$13,599
12/31/2018	$12,904	$12,968	$12,334
12/31/2019	$17,599	$17,018	$15,847
12/31/2020	$23,597	$20,575	$21,335
12/31/2021	$28,014	$25,880	$21,939
12/31/2022	$20,778	$20,851	$16,157
12/31/2023	$24,478	$26,363	$19,171
12/31/2024	$25,810	$32,715	$22,077
12/31/2025	$23,210	$38,390	$24,949

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	(10.08%)	(0.33%)	8.78%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 2000® Growth Index	13.01%	3.18%	9.57%

AssetsNet				$ 716,300,514
Holdings Count | Holding				42
Advisory Fees Paid, Amount				$ 6,493,541
InvestmentCompanyPortfolioTurnover				15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$716,300,514
# of Portfolio Holdings	42
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$6,493,541

Holdings [Text Block]

Asset Allocation

Common Stock	99.6%
Money Market Funds	0.6%
Other	(0.2%)

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Capital Markets	19.3%
Insurance	18.7%
Software	12.8%
Hotels, Restaurants & Leisure	8.9%
Life Sciences Tools & Services	6.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000007726
Shareholder Report [Line Items]
Fund Name				LVIP BlackRock Dividend Value Managed Volatility Fund
Class Name				Standard Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP BlackRock Dividend Value Managed Volatility Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$68	0.64%

Expenses Paid, Amount				$ 68
Expense Ratio, Percent				0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. equity markets exhibited strong performance in 2025 driven by continued artificial intelligence boom, resilient corporate earnings, and rate cuts. The U.S. Federal Reserve implemented three rate cuts in 2025, bringing the federal funds rate down to a target range of 3.5% to 3.75% by December. Within the Russell 1000 Value Index, the communication services, information technology, and industrials sectors were the best performers. The largest contributor to relative performance was stock selection in the consumer staples sector.

  The Fund's returns were positively influenced by stock selection in the materials sector, especially in chemicals.

  Stock selection in the communication services sector had a beneficial impact with investment decisions in media proving to be additive. Within the Russell 1000 Value Index, the real estate and consumer oriented sectors were the worst performing.

  The largest relative detractor was security selection in the financials sector, specifically in the capital markets industry.

  Stock selection in the consumer discretionary sector detracted during the period, especially in specialty retail.

  Stock selection in the industrials sector was a detractor.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell 1000® Value Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,197	$11,244	$11,734
12/31/2017	$13,036	$13,658	$13,337
12/31/2018	$12,005	$12,968	$12,235
12/31/2019	$14,236	$17,018	$15,482
12/31/2020	$14,395	$20,575	$15,915
12/31/2021	$17,717	$25,880	$19,919
12/31/2022	$17,313	$20,851	$18,418
12/31/2023	$18,938	$26,363	$20,529
12/31/2024	$21,116	$32,715	$23,478
12/31/2025	$23,615	$38,390	$27,213

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	11.84%	10.41%	8.97%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 1000® Value Index	15.91%	11.33%	10.53%

AssetsNet				$ 2,031,980,557
Holdings Count | Holding				195
Advisory Fees Paid, Amount				$ 10,365,191
InvestmentCompanyPortfolioTurnover				73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,031,980,557
# of Portfolio Holdings	195
Portfolio Turnover Rate	73%
Total Advisory Fees Paid	$10,365,191

Holdings [Text Block]

Asset Allocation

Common Stock	93.4%
Money Market Funds	5.6%
Preferred Stocks	0.7%
Other	0.3%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	10.0%
Oil, Gas & Consumable Fuels	7.6%
Health Care Equipment & Supplies	4.6%
Health Care Providers & Services	3.9%
Technology Hardware, Storage & Peripherals	3.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000007727
Shareholder Report [Line Items]
Fund Name				LVIP BlackRock Dividend Value Managed Volatility Fund
Class Name				Service Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP BlackRock Dividend Value Managed Volatility Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$94	0.89%

Expenses Paid, Amount				$ 94
Expense Ratio, Percent				0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. equity markets exhibited strong performance in 2025 driven by continued artificial intelligence boom, resilient corporate earnings, and rate cuts. The U.S. Federal Reserve implemented three rate cuts in 2025, bringing the federal funds rate down to a target range of 3.5% to 3.75% by December. Within the Russell 1000 Value Index, the communication services, information technology, and industrials sectors were the best performers. The largest contributor to relative performance was stock selection in the consumer staples sector.

  The Fund's returns were positively influenced by stock selection in the materials sector, especially in chemicals.

  Stock selection in the communication services sector had a beneficial impact with investment decisions in media proving to be additive. Within the Russell 1000 Value Index, the real estate and consumer oriented sectors were the worst performing.

  The largest relative detractor was security selection in the financials sector, specifically in the capital markets industry.

  Stock selection in the consumer discretionary sector detracted during the period, especially in specialty retail.

  Stock selection in the industrials sector was a detractor.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell 1000® Value Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,168	$11,244	$11,734
12/31/2017	$12,970	$13,658	$13,337
12/31/2018	$11,915	$12,968	$12,235
12/31/2019	$14,095	$17,018	$15,482
12/31/2020	$14,217	$20,575	$15,915
12/31/2021	$17,454	$25,880	$19,919
12/31/2022	$17,012	$20,851	$18,418
12/31/2023	$18,564	$26,363	$20,529
12/31/2024	$20,646	$32,715	$23,478
12/31/2025	$23,033	$38,390	$27,213

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	11.56%	10.13%	8.70%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 1000® Value Index	15.91%	11.33%	10.53%

AssetsNet				$ 2,031,980,557
Holdings Count | Holding				195
Advisory Fees Paid, Amount				$ 10,365,191
InvestmentCompanyPortfolioTurnover				73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,031,980,557
# of Portfolio Holdings	195
Portfolio Turnover Rate	73%
Total Advisory Fees Paid	$10,365,191

Holdings [Text Block]

Asset Allocation

Common Stock	93.4%
Money Market Funds	5.6%
Preferred Stocks	0.7%
Other	0.3%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	10.0%
Oil, Gas & Consumable Fuels	7.6%
Health Care Equipment & Supplies	4.6%
Health Care Providers & Services	3.9%
Technology Hardware, Storage & Peripherals	3.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000223162
Shareholder Report [Line Items]
Fund Name				LVIP BlackRock Equity Dividend Fund
Class Name				Standard Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP BlackRock Equity Dividend Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Material Fund Change Notice [Text Block]				This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$71	0.67%

Expenses Paid, Amount				$ 71
Expense Ratio, Percent				0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

This Fund invests predominantly in large cap stocks. The Fund seeks higher quality securities with strong free cash flow generation to support dividend growth.

  During calendar year 2025, underweight allocations to the most expensive (as measured by price/book ratio quartiles) domestic companies generally detracted from relative returns.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell 1000® Value Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,465	$11,244	$11,734
12/31/2017	$13,047	$13,658	$13,337
12/31/2018	$12,690	$12,968	$12,235
12/31/2019	$15,224	$17,018	$15,482
12/31/2020	$15,287	$20,575	$15,915
12/31/2021	$18,714	$25,880	$19,919
12/31/2022	$18,103	$20,851	$18,418
12/31/2023	$18,735	$26,363	$20,529
12/31/2024	$20,081	$32,715	$23,478
12/31/2025	$22,777	$38,390	$27,213

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	13.43%	8.30%	8.58%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 1000® Value Index	15.91%	11.33%	10.53%

Material Change Date		May 01, 2025
AssetsNet				$ 1,271,353,897
Holdings Count | Holding				94
Advisory Fees Paid, Amount				$ 7,266,166
InvestmentCompanyPortfolioTurnover				134.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,271,353,897
# of Portfolio Holdings	94
Portfolio Turnover Rate	134%
Total Advisory Fees Paid	$7,266,166

Holdings [Text Block]

Asset Allocation

Common Stock	95.1%
Money Market Funds	3.9%
Preferred Stocks	1.0%
Other	0.0%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	12.1%
Health Care Equipment & Supplies	6.4%
Health Care Providers & Services	5.4%
Technology Hardware, Storage & Peripherals	5.4%
Oil, Gas & Consumable Fuels	4.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025.

Effective May 1, 2025, the Fund changed its name from the "LVIP Macquarie Value Fund" to the LVIP BlackRock Equity Dividend Fund."

In addition, BlackRock Investment Management, LLC replaced the Delaware Investments Fund Advisers as sub-adviser to the Fund.

Further, the principal investment strategies of the Fund were updated to reflect  that the Fund will generally employ a value-oriented analysis and, under normal circumstances, invest at least 80% of its net assets in large capitalization, dividend paying, equity securities.

For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265)

Material Fund Change Name [Text Block]				Effective May 1, 2025, the Fund changed its name from the "LVIP Macquarie Value Fund" to the LVIP BlackRock Equity Dividend Fund."
Material Fund Change Strategies [Text Block]

Further, the principal investment strategies of the Fund were updated to reflect  that the Fund will generally employ a value-oriented analysis and, under normal circumstances, invest at least 80% of its net assets in large capitalization, dividend paying, equity securities.

Material Fund Change Adviser [Text Block]				In addition, BlackRock Investment Management, LLC replaced the Delaware Investments Fund Advisers as sub-adviser to the Fund.
Summary of Change Legend [Text Block]				This is a summary of certain changes of the Fund since January 1, 2025.
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000223163
Shareholder Report [Line Items]
Fund Name				LVIP BlackRock Equity Dividend Fund
Class Name				Service Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP BlackRock Equity Dividend Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Material Fund Change Notice [Text Block]				This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$103	0.97%

Expenses Paid, Amount				$ 103
Expense Ratio, Percent				0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

This Fund invests predominantly in large cap stocks. The Fund seeks higher quality securities with strong free cash flow generation to support dividend growth.

  During calendar year 2025, underweight allocations to the most expensive (as measured by price/book ratio quartiles) domestic companies generally detracted from relative returns.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell 1000® Value Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,432	$11,244	$11,734
12/31/2017	$12,979	$13,658	$13,337
12/31/2018	$12,590	$12,968	$12,235
12/31/2019	$15,057	$17,018	$15,482
12/31/2020	$15,077	$20,575	$15,915
12/31/2021	$18,400	$25,880	$19,919
12/31/2022	$17,745	$20,851	$18,418
12/31/2023	$18,309	$26,363	$20,529
12/31/2024	$19,565	$32,715	$23,478
12/31/2025	$22,126	$38,390	$27,213

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	13.09%	7.97%	8.27%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 1000® Value Index	15.91%	11.33%	10.53%

Material Change Date		May 01, 2025
AssetsNet				$ 1,271,353,897
Holdings Count | Holding				94
Advisory Fees Paid, Amount				$ 7,266,166
InvestmentCompanyPortfolioTurnover				134.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,271,353,897
# of Portfolio Holdings	94
Portfolio Turnover Rate	134%
Total Advisory Fees Paid	$7,266,166

Holdings [Text Block]

Asset Allocation

Common Stock	95.1%
Money Market Funds	3.9%
Preferred Stocks	1.0%
Other	0.0%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	12.1%
Health Care Equipment & Supplies	6.4%
Health Care Providers & Services	5.4%
Technology Hardware, Storage & Peripherals	5.4%
Oil, Gas & Consumable Fuels	4.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025.

Effective May 1, 2025, the Fund changed its name from the "LVIP Macquarie Value Fund" to the LVIP BlackRock Equity Dividend Fund."

In addition, BlackRock Investment Management, LLC replaced the Delaware Investments Fund Advisers as sub-adviser to the Fund.

Further, the principal investment strategies of the Fund were updated to reflect  that the Fund will generally employ a value-oriented analysis and, under normal circumstances, invest at least 80% of its net assets in large capitalization, dividend paying, equity securities.

For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265)

Material Fund Change Name [Text Block]				Effective May 1, 2025, the Fund changed its name from the "LVIP Macquarie Value Fund" to the LVIP BlackRock Equity Dividend Fund."
Material Fund Change Strategies [Text Block]

Further, the principal investment strategies of the Fund were updated to reflect  that the Fund will generally employ a value-oriented analysis and, under normal circumstances, invest at least 80% of its net assets in large capitalization, dividend paying, equity securities.

Material Fund Change Adviser [Text Block]				In addition, BlackRock Investment Management, LLC replaced the Delaware Investments Fund Advisers as sub-adviser to the Fund.
Summary of Change Legend [Text Block]				This is a summary of certain changes of the Fund since January 1, 2025.
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000211424
Shareholder Report [Line Items]
Fund Name				LVIP BlackRock Global Allocation Fund
Class Name				Standard Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP BlackRock Global Allocation Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$78	0.71%

Expenses Paid, Amount				$ 78
Expense Ratio, Percent				0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Equity market performance was largely defined by resilient growth, driven in part by robust earnings and U.S. Federal Reserve (the "Fed") rate cuts in the U.S. On a global scale, performance in Europe, China and Japan led the pack. In the U.S., large cap names outperformed their smaller peers. Three Fed rate cuts in 2025 and the ongoing pivot toward less restrictive monetary policy generally favored most bond sectors.

  Exposure to commodities, notably gold related securities, added to returns, as did security selection within the energy sector.

  An underweight to consumer staples and an overweight to financials were positive. Security selection in both sectors was also positive.

  Within fixed income, exposure to credit, notably high yield bonds and loans, and an underweight to U.S. government bonds, contributed.

  Positioning within rate derivatives, notably along the U.S. yield curve, positively impacted performance.

  Exposure to cash and cash equivalents weighed on returns, as did an overweight to and security selection within consumer discretionary.

  Security selection within healthcare, and security selection within and an overweight to information technology, detracted.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	S&P 500® Index	BlackRock Global Allocation Composite
4/29/2019	$10,000	$10,000	$10,000	$10,000
12/31/2019	$10,800	$11,065	$11,130	$10,798
12/31/2020	$12,878	$13,378	$13,178	$12,321
12/31/2021	$13,850	$16,827	$16,961	$13,582
12/31/2022	$11,720	$13,558	$13,889	$11,457
12/31/2023	$13,316	$17,142	$17,540	$13,254
12/31/2024	$14,582	$21,272	$21,929	$14,476
12/31/2025	$17,311	$24,962	$25,850	$17,057

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	Since Inception 4/29/2019
Standard Class	18.71%	6.10%	8.57%
Morningstar US Market Index	17.35%	13.29%	14.69%
S&P 500® Index	17.88%	14.42%	15.29%
BlackRock Global Allocation Composite	17.83%	6.72%	8.33%

Performance Inception Date				Apr. 29, 2019
AssetsNet				$ 2,126,640,137
Holdings Count | Holding				2,621
Advisory Fees Paid, Amount				$ 12,982,098
InvestmentCompanyPortfolioTurnover				128.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,126,640,137
# of Portfolio Holdings	2,621
Portfolio Turnover Rate	128%
Total Advisory Fees Paid	$12,982,098

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	61.3%
Corporate Bonds	9.2%
Short-Term Investments	6.8%
Non-Agency Asset-Backed Securities	3.5%
Sovereign Bonds	3.3%
Loan Agreements	3.1%
Exchange-Traded Funds	2.9%
Money Market Funds	2.7%
Non-Agency Commercial Mortgage-Backed Securities	1.3%
Preferred Stocks	0.8%
Other	5.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000211425
Shareholder Report [Line Items]
Fund Name				LVIP BlackRock Global Allocation Fund
Class Name				Service Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP BlackRock Global Allocation Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$105	0.96%

Expenses Paid, Amount				$ 105
Expense Ratio, Percent				0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Equity market performance was largely defined by resilient growth, driven in part by robust earnings and U.S. Federal Reserve (the "Fed") rate cuts in the U.S. On a global scale, performance in Europe, China and Japan led the pack. In the U.S., large cap names outperformed their smaller peers. Three Fed rate cuts in 2025 and the ongoing pivot toward less restrictive monetary policy generally favored most bond sectors.

  Exposure to commodities, notably gold related securities, added to returns, as did security selection within the energy sector.

  An underweight to consumer staples and an overweight to financials were positive. Security selection in both sectors was also positive.

  Within fixed income, exposure to credit, notably high yield bonds and loans, and an underweight to U.S. government bonds, contributed.

  Positioning within rate derivatives, notably along the U.S. yield curve, positively impacted performance.

  Exposure to cash and cash equivalents weighed on returns, as did an overweight to and security selection within consumer discretionary.

  Security selection within healthcare, and security selection within and an overweight to information technology, detracted.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	S&P 500® Index	BlackRock Global Allocation Composite
4/29/2019	$10,000	$10,000	$10,000	$10,000
12/31/2019	$10,784	$11,065	$11,130	$10,798
12/31/2020	$12,834	$13,378	$13,178	$12,321
12/31/2021	$13,772	$16,827	$16,961	$13,582
12/31/2022	$11,626	$13,558	$13,889	$11,457
12/31/2023	$13,177	$17,142	$17,540	$13,254
12/31/2024	$14,394	$21,272	$21,929	$14,476
12/31/2025	$17,043	$24,962	$25,850	$17,057

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	Since Inception 4/29/2019
Service Class	18.41%	5.84%	8.32%
Morningstar US Market Index	17.35%	13.29%	14.69%
S&P 500® Index	17.88%	14.42%	15.29%
BlackRock Global Allocation Composite	17.83%	6.72%	8.33%

Performance Inception Date				Apr. 29, 2019
AssetsNet				$ 2,126,640,137
Holdings Count | Holding				2,621
Advisory Fees Paid, Amount				$ 12,982,098
InvestmentCompanyPortfolioTurnover				128.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,126,640,137
# of Portfolio Holdings	2,621
Portfolio Turnover Rate	128%
Total Advisory Fees Paid	$12,982,098

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	61.3%
Corporate Bonds	9.2%
Short-Term Investments	6.8%
Non-Agency Asset-Backed Securities	3.5%
Sovereign Bonds	3.3%
Loan Agreements	3.1%
Exchange-Traded Funds	2.9%
Money Market Funds	2.7%
Non-Agency Commercial Mortgage-Backed Securities	1.3%
Preferred Stocks	0.8%
Other	5.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000124874
Shareholder Report [Line Items]
Fund Name				LVIP BlackRock Global Allocation Managed Risk Fund
Class Name				Standard Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP BlackRock Global Allocation Managed Risk Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$16	0.15%

Expenses Paid, Amount				$ 16
Expense Ratio, Percent				0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Equity market performance was largely defined by resilient growth, driven in part by robust earnings and U.S. Federal Reserve (the "Fed") rate cuts in the U.S. On a global scale, performance in Europe, China and Japan led the pack. In the U.S., large cap names outperformed their smaller peers. Three Fed rate cuts in 2025 and the ongoing pivot toward less restrictive monetary policy generally favored most bond sectors.

  Exposure to commodities, notably gold-related securities, added to returns, as did security selection within the energy sector.

  An underweight to consumer staples and an overweight to financials were positive. Security selection in both sectors was also positive.

  Within fixed income, exposure to credit, notably high yield bonds and loans, and an underweight to U.S. government bonds, contributed.

  Positioning within rate derivatives, notably along the U.S. yield curve, positively impacted performance.

  Exposure to cash and cash equivalents weighed on returns, as did an overweight to and security selection within consumer discretionary.

  Security selection within healthcare, and security selection within and an overweight to information technology, detracted.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	S&P 500® Index	BlackRock Global Allocation Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,285	$11,244	$11,196	$10,601
12/31/2017	$11,643	$13,658	$13,640	$12,270
12/31/2018	$10,800	$12,968	$13,042	$11,710
12/31/2019	$12,596	$17,018	$17,149	$13,905
12/31/2020	$13,958	$20,575	$20,304	$15,866
12/31/2021	$15,037	$25,880	$26,132	$17,489
12/31/2022	$12,364	$20,851	$21,399	$14,754
12/31/2023	$13,805	$26,363	$27,025	$17,067
12/31/2024	$15,130	$32,715	$33,786	$18,641
12/31/2025	$17,719	$38,390	$39,827	$21,965

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	17.11%	4.89%	5.89%
Morningstar US Market Index	17.35%	13.29%	14.40%
S&P 500® Index	17.88%	14.42%	14.82%
BlackRock Global Allocation Composite	17.83%	6.72%	8.19%

AssetsNet				$ 626,063,025
Holdings Count | Holding				13
Advisory Fees Paid, Amount				$ 470,465
InvestmentCompanyPortfolioTurnover				7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$626,063,025
# of Portfolio Holdings	13
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$470,465

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Global Multi-Asset Funds	96.9%
Money Market Funds	2.9%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000124875
Shareholder Report [Line Items]
Fund Name				LVIP BlackRock Global Allocation Managed Risk Fund
Class Name				Service Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP BlackRock Global Allocation Managed Risk Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$54	0.50%

Expenses Paid, Amount				$ 54
Expense Ratio, Percent				0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Equity market performance was largely defined by resilient growth, driven in part by robust earnings and U.S. Federal Reserve (the "Fed") rate cuts in the U.S. On a global scale, performance in Europe, China and Japan led the pack. In the U.S., large cap names outperformed their smaller peers. Three Fed rate cuts in 2025 and the ongoing pivot toward less restrictive monetary policy generally favored most bond sectors.

  Exposure to commodities, notably gold-related securities, added to returns, as did security selection within the energy sector.

  An underweight to consumer staples and an overweight to financials were positive. Security selection in both sectors was also positive.

  Within fixed income, exposure to credit, notably high yield bonds and loans, and an underweight to U.S. government bonds, contributed.

  Positioning within rate derivatives, notably along the U.S. yield curve, positively impacted performance.

  Exposure to cash and cash equivalents weighed on returns, as did an overweight to and security selection within consumer discretionary.

  Security selection within healthcare, and security selection within and an overweight to information technology, detracted.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	S&P 500® Index	BlackRock Global Allocation Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,250	$11,244	$11,196	$10,601
12/31/2017	$11,563	$13,658	$13,640	$12,270
12/31/2018	$10,688	$12,968	$13,042	$11,710
12/31/2019	$12,422	$17,018	$17,149	$13,905
12/31/2020	$13,716	$20,575	$20,304	$15,866
12/31/2021	$14,725	$25,880	$26,132	$17,489
12/31/2022	$12,065	$20,851	$21,399	$14,754
12/31/2023	$13,423	$26,363	$27,025	$17,067
12/31/2024	$14,660	$32,715	$33,786	$18,641
12/31/2025	$17,111	$38,390	$39,827	$21,965

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	16.72%	4.52%	5.52%
Morningstar US Market Index	17.35%	13.29%	14.40%
S&P 500® Index	17.88%	14.42%	14.82%
BlackRock Global Allocation Composite	17.83%	6.72%	8.19%

AssetsNet				$ 626,063,025
Holdings Count | Holding				13
Advisory Fees Paid, Amount				$ 470,465
InvestmentCompanyPortfolioTurnover				7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$626,063,025
# of Portfolio Holdings	13
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$470,465

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Global Multi-Asset Funds	96.9%
Money Market Funds	2.9%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000167347
Shareholder Report [Line Items]
Fund Name				LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Class Name				Standard Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$34	0.32%

Expenses Paid, Amount				$ 34
Expense Ratio, Percent				0.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Public markets delivered stellar returns across asset classes in 2025, driven by a weaker dollar, a continuation of the U.S. Federal Reserve's (the "Fed") cutting cycle, and improving economic data in the U.S. The S&P 500 was positive in 2025, with all eleven sectors posting annual gains. International equities outperformed U.S. equities, aided by a declining dollar and increased local investment. Developed markets and emerging markets were positive in 2025. The Bloomberg U.S. Aggregate Bond market was positive for 2025, as the Fed continued its easing cycle with three rate cuts throughout the year. Gold surged with a record year, while oil ended below $60 per barrel amid geopolitical turmoil. The year saw volatility across equity and fixed income, leading to a performance drag between the Fund and benchmark.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025,due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	BlackRock Global Growth ETF Alloc Composite
5/2/2016	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,230	$9,936	$9,946	$10,342
12/31/2017	$11,699	$10,274	$10,298	$11,907
12/31/2018	$11,347	$10,287	$10,300	$11,584
12/31/2019	$13,396	$11,177	$11,197	$13,877
12/31/2020	$13,662	$12,015	$12,038	$15,365
12/31/2021	$15,396	$11,822	$11,852	$17,306
12/31/2022	$12,853	$10,286	$10,310	$14,874
12/31/2023	$14,354	$10,833	$10,880	$16,774
12/31/2024	$15,957	$10,980	$11,016	$18,649
12/31/2025	$17,740	$11,761	$11,821	$21,041

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	Since Inception 5/2/2016
Standard Class	11.17%	5.36%	6.11%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.69%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	1.75%
BlackRock Global Growth ETF Alloc Composite	12.83%	6.49%	8.00%

Performance Inception Date				May 02, 2016
AssetsNet				$ 454,321,325
Holdings Count | Holding				24
Advisory Fees Paid, Amount				$ 1,095,613
InvestmentCompanyPortfolioTurnover				7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$454,321,325
# of Portfolio Holdings	24
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$1,095,613

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	49.6%
Fixed Income Funds	28.7%
International Equity Funds	18.4%
Money Market Funds	3.2%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000167348
Shareholder Report [Line Items]
Fund Name				LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Class Name				Service Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$71	0.67%

Expenses Paid, Amount				$ 71
Expense Ratio, Percent				0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Public markets delivered stellar returns across asset classes in 2025, driven by a weaker dollar, a continuation of the U.S. Federal Reserve's (the "Fed") cutting cycle, and improving economic data in the U.S. The S&P 500 was positive in 2025, with all eleven sectors posting annual gains. International equities outperformed U.S. equities, aided by a declining dollar and increased local investment. Developed markets and emerging markets were positive in 2025. The Bloomberg U.S. Aggregate Bond market was positive for 2025, as the Fed continued its easing cycle with three rate cuts throughout the year. Gold surged with a record year, while oil ended below $60 per barrel amid geopolitical turmoil. The year saw volatility across equity and fixed income, leading to a performance drag between the Fund and benchmark.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025,due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	BlackRock Global Growth ETF Alloc Composite
5/2/2016	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,207	$9,936	$9,946	$10,342
12/31/2017	$11,630	$10,274	$10,298	$11,907
12/31/2018	$11,242	$10,287	$10,300	$11,584
12/31/2019	$13,226	$11,177	$11,197	$13,877
12/31/2020	$13,440	$12,015	$12,038	$15,365
12/31/2021	$15,094	$11,822	$11,852	$17,306
12/31/2022	$12,556	$10,286	$10,310	$14,874
12/31/2023	$13,973	$10,833	$10,880	$16,774
12/31/2024	$15,481	$10,980	$11,016	$18,649
12/31/2025	$17,149	$11,761	$11,821	$21,041

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	Since Inception 5/2/2016
Service Class	10.78%	4.99%	5.74%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.69%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	1.75%
BlackRock Global Growth ETF Alloc Composite	12.83%	6.49%	8.00%

Performance Inception Date				May 02, 2016
AssetsNet				$ 454,321,325
Holdings Count | Holding				24
Advisory Fees Paid, Amount				$ 1,095,613
InvestmentCompanyPortfolioTurnover				7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$454,321,325
# of Portfolio Holdings	24
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$1,095,613

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	49.6%
Fixed Income Funds	28.7%
International Equity Funds	18.4%
Money Market Funds	3.2%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000087492
Shareholder Report [Line Items]
Fund Name				LVIP BlackRock Inflation Protected Bond Fund
Class Name				Standard Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP BlackRock Inflation Protected Bond Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$87	0.85%

Expenses Paid, Amount				$ 87
Expense Ratio, Percent				0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The performance of the Fund and its underlying funds was impacted by rates volatility, mostly due to U.S. trade and political policies and U.S. Federal Reserve annoucements. For the full year 2025, the Fund rose in absolute terms but underperformed the Bloomberg World Government IL 1-10Y TR Hdg USD.

  During 2025, an overweight position in agency mortgage-backed securities contributed most positively to performance, as spreads grinded tighter in response to trade de-escalation and interest rate cuts. An overweight in rental inflation linked also notably contributed as spread and carry move in favorable direction over the year. The long positions in both emerging market rates and spreads both added to performance, benefitting from improved fundamentals, tightened spreads, and a weakening U.S. Dollar.

  U.S. rates detracted. A steepener and overall headline duration position were challenged by volatility and curve movement in 2025.

  A position in Japan Rates modestly detracted as the Japan yield curve overall steepened, against a flattening view.

  The Fund's exposure to the 5-year U.S. Inflation breakeven underperformed as inflation expectations declined.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar Global Core Bond Index	Bloomberg World Government 1-10 year Inflation-Linked Bond Index USD hedged
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,357	$10,213	$10,445
12/31/2017	$10,583	$10,931	$10,693
12/31/2018	$10,612	$10,813	$10,776
12/31/2019	$11,237	$11,527	$11,443
12/31/2020	$11,830	$12,580	$12,110
12/31/2021	$12,383	$11,860	$12,795
12/31/2022	$11,800	$9,797	$12,153
12/31/2023	$12,399	$10,305	$12,827
12/31/2024	$12,725	$10,113	$13,211
12/31/2025	$13,458	$10,903	$14,015

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	5.76%	2.61%	3.01%
Morningstar Global Core Bond Index	7.82%	(2.82%)	0.87%
Bloomberg World Government 1-10 year Inflation-Linked Bond Index USD hedged	6.09%	2.96%	3.43%

AssetsNet				$ 1,172,832,470
Holdings Count | Holding				348
Advisory Fees Paid, Amount				$ 4,942,484
InvestmentCompanyPortfolioTurnover				218.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,172,832,470
# of Portfolio Holdings	348
Portfolio Turnover Rate	218%
Total Advisory Fees Paid	$4,942,484

Holdings [Text Block]

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	54.4%
AAA	8.1%
AA	16.8%
A	5.6%
BBB	6.7%
Not Rated	8.4%

Asset Allocation

U.S. Treasury Obligations	54.2%
Sovereign Bonds	40.5%
Agency Mortgage-Backed Securities	4.7%
Non-Agency Asset-Backed Securities	2.5%
Non-Agency Commercial Mortgage-Backed Securities	2.1%
Non-Agency Collateralized Mortgage Obligations	2.0%
Agency Collateralized Mortgage Obligations	1.5%
Money Market Funds	0.6%
Corporate Bonds	0.5%
Options	0.0%
Other	(8.6%)

Credit Quality Explanation [Text Block]				† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Largest Holdings [Text Block]

Top 5 Countries (Fixed Income)

United States	67.5%
United Kingdom	12.8%
France	9.0%
Italy	6.4%
Spain	3.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000087493
Shareholder Report [Line Items]
Fund Name				LVIP BlackRock Inflation Protected Bond Fund
Class Name				Service Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP BlackRock Inflation Protected Bond Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$113	1.10%

Expenses Paid, Amount				$ 113
Expense Ratio, Percent				1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The performance of the Fund and its underlying funds was impacted by rates volatility, mostly due to U.S. trade and political policies and U.S. Federal Reserve annoucements. For the full year 2025, the Fund rose in absolute terms but underperformed the Bloomberg World Government IL 1-10Y TR Hdg USD.

  During 2025, an overweight position in agency mortgage-backed securities contributed most positively to performance, as spreads grinded tighter in response to trade de-escalation and interest rate cuts. An overweight in rental inflation linked also notably contributed as spread and carry move in favorable direction over the year. The long positions in both emerging market rates and spreads both added to performance, benefitting from improved fundamentals, tightened spreads, and a weakening U.S. Dollar.

  U.S. rates detracted. A steepener and overall headline duration position were challenged by volatility and curve movement in 2025.

  A position in Japan Rates modestly detracted as the Japan yield curve overall steepened, against a flattening view.

  The Fund's exposure to the 5-year U.S. Inflation breakeven underperformed as inflation expectations declined.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar Global Core Bond Index	Bloomberg World Government 1-10 year Inflation-Linked Bond Index USD hedged
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,330	$10,213	$10,445
12/31/2017	$10,530	$10,931	$10,693
12/31/2018	$10,533	$10,813	$10,776
12/31/2019	$11,125	$11,527	$11,443
12/31/2020	$11,683	$12,580	$12,110
12/31/2021	$12,198	$11,860	$12,795
12/31/2022	$11,595	$9,797	$12,153
12/31/2023	$12,153	$10,305	$12,827
12/31/2024	$12,442	$10,113	$13,211
12/31/2025	$13,125	$10,903	$14,015

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	5.49%	2.36%	2.76%
Morningstar Global Core Bond Index	7.82%	(2.82%)	0.87%
Bloomberg World Government 1-10 year Inflation-Linked Bond Index USD hedged	6.09%	2.96%	3.43%

AssetsNet				$ 1,172,832,470
Holdings Count | Holding				348
Advisory Fees Paid, Amount				$ 4,942,484
InvestmentCompanyPortfolioTurnover				218.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,172,832,470
# of Portfolio Holdings	348
Portfolio Turnover Rate	218%
Total Advisory Fees Paid	$4,942,484

Holdings [Text Block]

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	54.4%
AAA	8.1%
AA	16.8%
A	5.6%
BBB	6.7%
Not Rated	8.4%

Asset Allocation

U.S. Treasury Obligations	54.2%
Sovereign Bonds	40.5%
Agency Mortgage-Backed Securities	4.7%
Non-Agency Asset-Backed Securities	2.5%
Non-Agency Commercial Mortgage-Backed Securities	2.1%
Non-Agency Collateralized Mortgage Obligations	2.0%
Agency Collateralized Mortgage Obligations	1.5%
Money Market Funds	0.6%
Corporate Bonds	0.5%
Options	0.0%
Other	(8.6%)

Credit Quality Explanation [Text Block]				† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Largest Holdings [Text Block]

Top 5 Countries (Fixed Income)

United States	67.5%
United Kingdom	12.8%
France	9.0%
Italy	6.4%
Spain	3.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000046809
Shareholder Report [Line Items]
Fund Name				LVIP BlackRock Real Estate Fund
Class Name				Standard Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP BlackRock Real Estate Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$90	0.86%

Expenses Paid, Amount				$ 90
Expense Ratio, Percent				0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

In 2025, while the global real estate market lagged broader global equities, it was a constructive year for global real estate securities as market regained appreciation for the asset class’s ability to deliver durable cash flows. U.S. industrial and healthcare platforms led, while office and life science assets staged a late-year rebound. Europe delivered steady progress on governance and balance-sheet strength. Asia-Pacific was mixed: Japan developers advanced on improved capital policies, while Australia softened as rate expectations shifted. The Fund marginally underperformed the secondary benchmark net of fees.

  By region, the Americas made a positive contribution, APAC had a negative effect, and EMEA attribution was close to flat.

  In terms of sectors, the main contributors were U.S. healthcare, Japanese developers, and U.S. communications.

  While UK student housing, Australian communications, and Japanese REITs were the top detractors.

Derivatives, specifically FX forwards, were used to hedge FX exposure relative to the benchmark.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar Developed Markets Index	FTSE EPRA/NAREIT Developed Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,118	$10,792	$10,406
12/31/2017	$11,218	$13,220	$11,485
12/31/2018	$10,282	$11,987	$10,838
12/31/2019	$12,844	$15,267	$13,212
12/31/2020	$12,560	$17,662	$12,018
12/31/2021	$16,079	$21,301	$15,153
12/31/2022	$11,474	$17,402	$11,352
12/31/2023	$12,972	$21,390	$12,450
12/31/2024	$13,181	$25,144	$12,566
12/31/2025	$14,357	$30,468	$13,770

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	8.92%	2.71%	3.68%
Morningstar Developed Markets Index	21.18%	11.52%	11.79%
FTSE EPRA/NAREIT Developed Index	9.58%	2.76%	3.25%

AssetsNet				$ 251,925,083
Holdings Count | Holding				208
Advisory Fees Paid, Amount				$ 1,812,350
InvestmentCompanyPortfolioTurnover				103.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$251,925,083
# of Portfolio Holdings	208
Portfolio Turnover Rate	103%
Total Advisory Fees Paid	$1,812,350

Holdings [Text Block]	Top 5 Countries (Equity)
United States	62.3%
Japan	9.8%
Australia	6.4%
United Kingdom	3.6%
Hong Kong	3.4%

Asset Allocation

Common Stock	98.7%
Money Market Funds	0.8%
Other	0.5%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Specialized REITs	15.0%
Industrial REITs	14.5%
Real Estate Management & Development	14.3%
Retail REITs	13.8%
Health Care REITs	10.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000046810
Shareholder Report [Line Items]
Fund Name				LVIP BlackRock Real Estate Fund
Class Name				Service Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP BlackRock Real Estate Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$116	1.11%

Expenses Paid, Amount				$ 116
Expense Ratio, Percent				1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

In 2025, while the global real estate market lagged broader global equities, it was a constructive year for global real estate securities as market regained appreciation for the asset class’s ability to deliver durable cash flows. U.S. industrial and healthcare platforms led, while office and life science assets staged a late-year rebound. Europe delivered steady progress on governance and balance-sheet strength. Asia-Pacific was mixed: Japan developers advanced on improved capital policies, while Australia softened as rate expectations shifted. The Fund marginally underperformed the secondary benchmark net of fees.

  By region, the Americas made a positive contribution, APAC had a negative effect, and EMEA attribution was close to flat.

  In terms of sectors, the main contributors were U.S. healthcare, Japanese developers, and U.S. communications.

  While UK student housing, Australian communications, and Japanese REITs were the top detractors.

Derivatives, specifically FX forwards, were used to hedge FX exposure relative to the benchmark.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar Developed Markets Index	FTSE EPRA/NAREIT Developed Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,094	$10,792	$10,406
12/31/2017	$11,162	$13,220	$11,485
12/31/2018	$10,206	$11,987	$10,838
12/31/2019	$12,717	$15,267	$13,212
12/31/2020	$12,405	$17,662	$12,018
12/31/2021	$15,841	$21,301	$15,153
12/31/2022	$11,275	$17,402	$11,352
12/31/2023	$12,717	$21,390	$12,450
12/31/2024	$12,890	$25,144	$12,566
12/31/2025	$14,002	$30,468	$13,770

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	8.63%	2.45%	3.42%
Morningstar Developed Markets Index	21.18%	11.52%	11.79%
FTSE EPRA/NAREIT Developed Index	9.58%	2.76%	3.25%

AssetsNet				$ 251,925,083
Holdings Count | Holding				208
Advisory Fees Paid, Amount				$ 1,812,350
InvestmentCompanyPortfolioTurnover				103.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$251,925,083
# of Portfolio Holdings	208
Portfolio Turnover Rate	103%
Total Advisory Fees Paid	$1,812,350

Holdings [Text Block]	Top 5 Countries (Equity)
United States	62.3%
Japan	9.8%
Australia	6.4%
United Kingdom	3.6%
Hong Kong	3.4%

Asset Allocation

Common Stock	98.7%
Money Market Funds	0.8%
Other	0.5%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Specialized REITs	15.0%
Industrial REITs	14.5%
Real Estate Management & Development	14.3%
Retail REITs	13.8%
Health Care REITs	10.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000167351
Shareholder Report [Line Items]
Fund Name				LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Class Name				Standard Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$32	0.31%

Expenses Paid, Amount				$ 32
Expense Ratio, Percent				0.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Public markets delivered stellar returns across asset classes in 2025, driven by a weaker dollar,a continuation of the U.S. Federal Reserve's (the "Fed") cutting cycle, and improving economic data in the U.S. The S&P 500 was positive in 2025, with all eleven sectors posting annual gains. The Bloomberg U.S. Aggregate Bond market was positive for the year, as the Fed continued its easing cycle with three rate cuts throughout the year. Gold surged for a record year, while oil ended below $60 per barrel amid geopolitical turmoil. The year saw volatility across equity and fixed income, leading to a performance drag between the Fund and benchmark.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	BlackRock U.S. Growth ETF Alloc Composite
5/2/2016	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,552	$9,936	$9,946	$10,619
12/31/2017	$11,975	$10,274	$10,298	$12,136
12/31/2018	$11,647	$10,287	$10,300	$11,831
12/31/2019	$13,848	$11,177	$11,197	$14,494
12/31/2020	$14,311	$12,015	$12,038	$16,414
12/31/2021	$16,409	$11,822	$11,852	$18,991
12/31/2022	$13,699	$10,286	$10,310	$16,291
12/31/2023	$15,391	$10,833	$10,880	$18,583
12/31/2024	$17,457	$10,980	$11,016	$21,056
12/31/2025	$19,023	$11,761	$11,821	$23,395

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	Since Inception 5/2/2016
Standard Class	8.97%	5.86%	6.88%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.69%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	1.75%
BlackRock U.S. Growth ETF Alloc Composite	11.11%	7.35%	9.19%

Performance Inception Date				May 02, 2016
AssetsNet				$ 596,190,051
Holdings Count | Holding				12
Advisory Fees Paid, Amount				$ 1,465,122
InvestmentCompanyPortfolioTurnover				9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$596,190,051
# of Portfolio Holdings	12
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$1,465,122

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	67.8%
Fixed Income Funds	28.8%
Money Market Funds	3.1%
Other	0.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000167352
Shareholder Report [Line Items]
Fund Name				LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Class Name				Service Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$69	0.66%

Expenses Paid, Amount				$ 69
Expense Ratio, Percent				0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Public markets delivered stellar returns across asset classes in 2025, driven by a weaker dollar,a continuation of the U.S. Federal Reserve's (the "Fed") cutting cycle, and improving economic data in the U.S. The S&P 500 was positive in 2025, with all eleven sectors posting annual gains. The Bloomberg U.S. Aggregate Bond market was positive for the year, as the Fed continued its easing cycle with three rate cuts throughout the year. Gold surged for a record year, while oil ended below $60 per barrel amid geopolitical turmoil. The year saw volatility across equity and fixed income, leading to a performance drag between the Fund and benchmark.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	BlackRock U.S. Growth ETF Alloc Composite
5/2/2016	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,527	$9,936	$9,946	$10,619
12/31/2017	$11,906	$10,274	$10,298	$12,136
12/31/2018	$11,540	$10,287	$10,300	$11,831
12/31/2019	$13,673	$11,177	$11,197	$14,494
12/31/2020	$14,080	$12,015	$12,038	$16,414
12/31/2021	$16,088	$11,822	$11,852	$18,991
12/31/2022	$13,384	$10,286	$10,310	$16,291
12/31/2023	$14,984	$10,833	$10,880	$18,583
12/31/2024	$16,937	$10,980	$11,016	$21,056
12/31/2025	$18,391	$11,761	$11,821	$23,395

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	Since Inception 5/2/2016
Service Class	8.58%	5.49%	6.51%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.69%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	1.75%
BlackRock U.S. Growth ETF Alloc Composite	11.11%	7.35%	9.19%

Performance Inception Date				May 02, 2016
AssetsNet				$ 596,190,051
Holdings Count | Holding				12
Advisory Fees Paid, Amount				$ 1,465,122
InvestmentCompanyPortfolioTurnover				9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$596,190,051
# of Portfolio Holdings	12
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$1,465,122

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	67.8%
Fixed Income Funds	28.8%
Money Market Funds	3.1%
Other	0.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000007722
Shareholder Report [Line Items]
Fund Name				LVIP Blended Large Cap Growth Managed Volatility Fund
Class Name				Standard Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP Blended Large Cap Growth Managed Volatility Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$68	0.66%

Expenses Paid, Amount				$ 68
Expense Ratio, Percent				0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

This Fund invests predominantly in large cap stocks. The Fund has exposure to both growth and quality factors through allocations to multiple strategies, with the resulting portfolio having a bias toward quality growth stocks.

  During calendar year 2025, underweight allocations to the largest domestic companies by market capitalization and/or higher Beta equities generally detracted from benchmark relative returns amid declining interest rates and strong market index appreciation.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell 1000® Growth Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$9,869	$11,244	$10,708
12/31/2017	$12,448	$13,658	$13,943
12/31/2018	$11,911	$12,968	$13,732
12/31/2019	$14,285	$17,018	$18,729
12/31/2020	$17,687	$20,575	$25,938
12/31/2021	$23,145	$25,880	$33,096
12/31/2022	$16,958	$20,851	$23,453
12/31/2023	$22,749	$26,363	$33,462
12/31/2024	$29,667	$32,715	$44,623
12/31/2025	$31,305	$38,390	$52,906

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	5.52%	12.10%	12.09%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

AssetsNet				$ 1,664,510,924
Holdings Count | Holding				141
Advisory Fees Paid, Amount				$ 10,173,167
InvestmentCompanyPortfolioTurnover				121.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,664,510,924
# of Portfolio Holdings	141
Portfolio Turnover Rate	121%
Total Advisory Fees Paid	$10,173,167

Holdings [Text Block]

Asset Allocation

Common Stock	94.9%
Money Market Funds	4.9%
Rights	0.0%
Other	0.2%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	18.8%
Software	15.7%
Interactive Media & Services	11.1%
Technology Hardware, Storage & Peripherals	7.3%
Broadline Retail	5.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000007723
Shareholder Report [Line Items]
Fund Name				LVIP Blended Large Cap Growth Managed Volatility Fund
Class Name				Service Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP Blended Large Cap Growth Managed Volatility Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$93	0.91%

Expenses Paid, Amount				$ 93
Expense Ratio, Percent				0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

This Fund invests predominantly in large cap stocks. The Fund has exposure to both growth and quality factors through allocations to multiple strategies, with the resulting portfolio having a bias toward quality growth stocks.

  During calendar year 2025, underweight allocations to the largest domestic companies by market capitalization and/or higher Beta equities generally detracted from benchmark relative returns amid declining interest rates and strong market index appreciation.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell 1000® Growth Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$9,844	$11,244	$10,708
12/31/2017	$12,385	$13,658	$13,943
12/31/2018	$11,822	$12,968	$13,732
12/31/2019	$14,144	$17,018	$18,729
12/31/2020	$17,468	$20,575	$25,938
12/31/2021	$22,802	$25,880	$33,096
12/31/2022	$16,665	$20,851	$23,453
12/31/2023	$22,300	$26,363	$33,462
12/31/2024	$29,009	$32,715	$44,623
12/31/2025	$30,534	$38,390	$52,906

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	5.26%	11.82%	11.81%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

AssetsNet				$ 1,664,510,924
Holdings Count | Holding				141
Advisory Fees Paid, Amount				$ 10,173,167
InvestmentCompanyPortfolioTurnover				121.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,664,510,924
# of Portfolio Holdings	141
Portfolio Turnover Rate	121%
Total Advisory Fees Paid	$10,173,167

Holdings [Text Block]

Asset Allocation

Common Stock	94.9%
Money Market Funds	4.9%
Rights	0.0%
Other	0.2%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	18.8%
Software	15.7%
Interactive Media & Services	11.1%
Technology Hardware, Storage & Peripherals	7.3%
Broadline Retail	5.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000043859
Shareholder Report [Line Items]
Fund Name				LVIP Blended Mid Cap Managed Volatility Fund
Class Name				Standard Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP Blended Mid Cap Managed Volatility Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$73	0.72%

Expenses Paid, Amount				$ 73
Expense Ratio, Percent				0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

This Fund invests predominantly in mid cap growth stocks that are high quality yet offer above average growth potential.

  During calendar year 2025, underweight allocations to lower quality, higher Beta and/or more cyclically oriented equities generally detracted from relative returns amid declining interest rates.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell Midcap® Growth Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,226	$11,244	$10,733
12/31/2017	$12,840	$13,658	$13,445
12/31/2018	$12,886	$12,968	$12,806
12/31/2019	$16,097	$17,018	$17,348
12/31/2020	$20,557	$20,575	$23,522
12/31/2021	$23,289	$25,880	$26,516
12/31/2022	$17,800	$20,851	$19,431
12/31/2023	$20,960	$26,363	$24,457
12/31/2024	$24,990	$32,715	$29,863
12/31/2025	$25,716	$38,390	$32,448

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	2.90%	4.58%	9.91%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%

AssetsNet				$ 720,922,184
Holdings Count | Holding				329
Advisory Fees Paid, Amount				$ 4,870,295
InvestmentCompanyPortfolioTurnover				59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$720,922,184
# of Portfolio Holdings	329
Portfolio Turnover Rate	59%
Total Advisory Fees Paid	$4,870,295

Holdings [Text Block]

Asset Allocation

Common Stock	93.6%
Money Market Funds	4.6%
Convertible Preferred Stocks	0.9%
Short-Term Investments	0.7%
Warrants	0.0%
Other	0.2%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Hotels, Restaurants & Leisure	9.2%
Software	8.7%
Aerospace & Defense	7.8%
Capital Markets	6.9%
Entertainment	6.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000043860
Shareholder Report [Line Items]
Fund Name				LVIP Blended Mid Cap Managed Volatility Fund
Class Name				Service Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP Blended Mid Cap Managed Volatility Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$98	0.97%

Expenses Paid, Amount				$ 98
Expense Ratio, Percent				0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

This Fund invests predominantly in mid cap growth stocks that are high quality yet offer above average growth potential.

  During calendar year 2025, underweight allocations to lower quality, higher Beta and/or more cyclically oriented equities generally detracted from relative returns amid declining interest rates.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell Midcap® Growth Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,200	$11,244	$10,733
12/31/2017	$12,775	$13,658	$13,445
12/31/2018	$12,792	$12,968	$12,806
12/31/2019	$15,938	$17,018	$17,348
12/31/2020	$20,305	$20,575	$23,522
12/31/2021	$22,945	$25,880	$26,516
12/31/2022	$17,494	$20,851	$19,431
12/31/2023	$20,548	$26,363	$24,457
12/31/2024	$24,436	$32,715	$29,863
12/31/2025	$25,084	$38,390	$32,448

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	2.65%	4.32%	9.63%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%

AssetsNet				$ 720,922,184
Holdings Count | Holding				329
Advisory Fees Paid, Amount				$ 4,870,295
InvestmentCompanyPortfolioTurnover				59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$720,922,184
# of Portfolio Holdings	329
Portfolio Turnover Rate	59%
Total Advisory Fees Paid	$4,870,295

Holdings [Text Block]

Asset Allocation

Common Stock	93.6%
Money Market Funds	4.6%
Convertible Preferred Stocks	0.9%
Short-Term Investments	0.7%
Warrants	0.0%
Other	0.2%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Hotels, Restaurants & Leisure	9.2%
Software	8.7%
Aerospace & Defense	7.8%
Capital Markets	6.9%
Entertainment	6.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000236983
Shareholder Report [Line Items]
Fund Name				LVIP Channing Small Cap Value Fund
Class Name				Standard Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP Channing Small Cap Value Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$91	0.88%

Expenses Paid, Amount				$ 91
Expense Ratio, Percent				0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund's performance was driven by a market focused on growth, rate cuts, and artificial intelligence ("AI").Equity markets subsequently ended higher in one of the strongest recoveries in recent history. Several factors supported this rebound, including resilient economic growth, a U.S. Federal Reserve rate cut, and continued investor enthusiasm for AI–related investments and fiscal policy initiatives. While small-and SMID-cap stocks broadly participated in the recovery, performance was disproportionately concentrated in lower-quality companies, with leadership skewed toward non-earners, the smallest market capitalizations, and higher-beta equities. Both sector allocation and stock selection detracted from performance relative to the secondary benchmark during the year. The top three contributing sectors to relative performance were information technology, financials, and communication services.

  The highest contributing names, respectively, were ATI, Inc., Lumentum Holdings, Inc., and Evercore, Inc.

The three sectors that detracted the most from relative performance were Materials, Health Care, and Energy.

  The largest individual detractors were Integer Holdings Corp., Louisiana-Pacific Corp., and Avient Corp.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell 2000® Value Index
7/25/2022	$10,000	$10,000	$10,000
12/31/2022	$9,572	$9,740	$9,758
12/31/2023	$11,480	$12,315	$11,188
12/31/2024	$12,726	$15,282	$12,089
12/31/2025	$13,736	$17,933	$13,611

Average Annual Return [Table Text Block]
Sub header	1 year	Since Inception 7/25/2022
Standard Class	7.94%	9.66%
Morningstar US Market Index	17.35%	18.53%
Russell 2000® Value Index	12.59%	9.39%

Performance Inception Date				Jul. 25, 2022
AssetsNet				$ 107,885,205
Holdings Count | Holding				45
Advisory Fees Paid, Amount				$ 774,634
InvestmentCompanyPortfolioTurnover				83.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$107,885,205
# of Portfolio Holdings	45
Portfolio Turnover Rate	83%
Total Advisory Fees Paid	$774,634

Holdings [Text Block]

Asset Allocation

Common Stock	98.4%
Money Market Funds	1.6%
Other	0.0%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Capital Markets	10.1%
Banks	10.1%
Machinery	9.1%
Electronic Equipment, Instruments & Components	6.6%
Semiconductors & Semiconductor Equipment	6.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000236984
Shareholder Report [Line Items]
Fund Name				LVIP Channing Small Cap Value Fund
Class Name				Service Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP Channing Small Cap Value Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$117	1.13%

Expenses Paid, Amount				$ 117
Expense Ratio, Percent				1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund's performance was driven by a market focused on growth, rate cuts, and artificial intelligence ("AI").Equity markets subsequently ended higher in one of the strongest recoveries in recent history. Several factors supported this rebound, including resilient economic growth, a U.S. Federal Reserve rate cut, and continued investor enthusiasm for AI–related investments and fiscal policy initiatives. While small-and SMID-cap stocks broadly participated in the recovery, performance was disproportionately concentrated in lower-quality companies, with leadership skewed toward non-earners, the smallest market capitalizations, and higher-beta equities. Both sector allocation and stock selection detracted from performance relative to the secondary benchmark during the year. The top three contributing sectors to relative performance were information technology, financials, and communication services.

  The highest contributing names, respectively, were ATI, Inc., Lumentum Holdings, Inc., and Evercore, Inc.

The three sectors that detracted the most from relative performance were Materials, Health Care, and Energy.

  The largest individual detractors were Integer Holdings Corp., Louisiana-Pacific Corp., and Avient Corp.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell 2000® Value Index
7/25/2022	$10,000	$10,000	$10,000
12/31/2022	$9,563	$9,740	$9,758
12/31/2023	$11,442	$12,315	$11,188
12/31/2024	$12,653	$15,282	$12,089
12/31/2025	$13,624	$17,933	$13,611

Average Annual Return [Table Text Block]
Sub header	1 year	Since Inception 7/25/2022
Service Class	7.67%	9.40%
Morningstar US Market Index	17.35%	18.53%
Russell 2000® Value Index	12.59%	9.39%

Performance Inception Date				Jul. 25, 2022
AssetsNet				$ 107,885,205
Holdings Count | Holding				45
Advisory Fees Paid, Amount				$ 774,634
InvestmentCompanyPortfolioTurnover				83.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$107,885,205
# of Portfolio Holdings	45
Portfolio Turnover Rate	83%
Total Advisory Fees Paid	$774,634

Holdings [Text Block]

Asset Allocation

Common Stock	98.4%
Money Market Funds	1.6%
Other	0.0%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Capital Markets	10.1%
Banks	10.1%
Machinery	9.1%
Electronic Equipment, Instruments & Components	6.6%
Semiconductors & Semiconductor Equipment	6.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000131267
Shareholder Report [Line Items]
Fund Name				LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Class Name				Standard Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$69	0.65%

Expenses Paid, Amount				$ 69
Expense Ratio, Percent				0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund posted a double-digit positive absolute return for 2025, but underperformed the S&P 500 Index. Stock selection decisions negatively impacted Fund relative return, while sector allocation decisions added value.

  The largest detractor from relative return was stock selection, especially in the industrials and information technology sectors.

  Stock selection added value in the consumer discretionary, financials and health care sectors.

  Sector allocation decisions contributed to relative performance, due primarily to an underweight to communication services.

  Underweights to real estate and health care also contributed, while an underweight to information technology detracted.

  Alphabet and Nvidia were the top absolute contributors to returns.

  UnitedHealth and Ovintiv were the largest absolute detractors from returns.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,903	$11,244	$11,196
12/31/2017	$13,196	$13,658	$13,640
12/31/2018	$12,826	$12,968	$13,042
12/31/2019	$15,312	$17,018	$17,149
12/31/2020	$17,587	$20,575	$20,304
12/31/2021	$21,463	$25,880	$26,132
12/31/2022	$17,718	$20,851	$21,399
12/31/2023	$21,711	$26,363	$27,025
12/31/2024	$26,551	$32,715	$33,786
12/31/2025	$29,421	$38,390	$39,827

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	10.81%	10.84%	11.39%
Morningstar US Market Index	17.35%	13.29%	14.40%
S&P 500® Index	17.88%	14.42%	14.82%

AssetsNet				$ 430,559,332
Holdings Count | Holding				155
Advisory Fees Paid, Amount				$ 2,682,335
InvestmentCompanyPortfolioTurnover				37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$430,559,332
# of Portfolio Holdings	155
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$2,682,335

Holdings [Text Block]

Asset Allocation

Common Stock	95.9%
Money Market Funds	3.8%
Other	0.3%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	13.2%
Software	10.9%
Interactive Media & Services	8.5%
Technology Hardware, Storage & Peripherals	6.2%
Financial Services	4.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000131268
Shareholder Report [Line Items]
Fund Name				LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Class Name				Service Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$105	1.00%

Expenses Paid, Amount				$ 105
Expense Ratio, Percent				1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund posted a double-digit positive absolute return for 2025, but underperformed the S&P 500 Index. Stock selection decisions negatively impacted Fund relative return, while sector allocation decisions added value.

  The largest detractor from relative return was stock selection, especially in the industrials and information technology sectors.

  Stock selection added value in the consumer discretionary, financials and health care sectors.

  Sector allocation decisions contributed to relative performance, due primarily to an underweight to communication services.

  Underweights to real estate and health care also contributed, while an underweight to information technology detracted.

  Alphabet and Nvidia were the top absolute contributors to returns.

  UnitedHealth and Ovintiv were the largest absolute detractors from returns.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,865	$11,244	$11,196
12/31/2017	$13,104	$13,658	$13,640
12/31/2018	$12,693	$12,968	$13,042
12/31/2019	$15,096	$17,018	$17,149
12/31/2020	$17,278	$20,575	$20,304
12/31/2021	$21,013	$25,880	$26,132
12/31/2022	$17,285	$20,851	$21,399
12/31/2023	$21,107	$26,363	$27,025
12/31/2024	$25,720	$32,715	$33,786
12/31/2025	$28,401	$38,390	$39,827

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	10.42%	10.45%	11.00%
Morningstar US Market Index	17.35%	13.29%	14.40%
S&P 500® Index	17.88%	14.42%	14.82%

AssetsNet				$ 430,559,332
Holdings Count | Holding				155
Advisory Fees Paid, Amount				$ 2,682,335
InvestmentCompanyPortfolioTurnover				37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$430,559,332
# of Portfolio Holdings	155
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$2,682,335

Holdings [Text Block]

Asset Allocation

Common Stock	95.9%
Money Market Funds	3.8%
Other	0.3%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	13.2%
Software	10.9%
Interactive Media & Services	8.5%
Technology Hardware, Storage & Peripherals	6.2%
Financial Services	4.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000153124
Shareholder Report [Line Items]
Fund Name				LVIP Dimensional International Core Equity Fund
Class Name				Standard Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP Dimensional International Core Equity Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$73	0.62%

Expenses Paid, Amount				$ 73
Expense Ratio, Percent				0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The developed ex U.S. markets had positive performance for the year, outperforming both the U.S. and emerging markets. Small cap stocks outperformed large cap stocks while value stocks outperformed growth stocks within both large and small caps. High profitability stocks underperformed low profitability stocks within both large and small caps. At the Fund level, the Fund outperformed the MSCI World ex USA Index for the one-year period ending December 31, 2025.

  The Fund's emphasis on value stocks contributed positively to relative performance, as these stocks outperformed over the period.

  The Fund's emphasis on stocks with smaller market capitalizations also contributed positively to relative performance.

  Conversely, the Fund's emphasis on stocks with higher profitability detracted from relative performance.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar Global Markets ex-US Index	MSCI World ex USA Index (net dividends)
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,451	$10,545	$10,275
12/31/2017	$13,310	$13,431	$12,762
12/31/2018	$10,974	$11,527	$10,964
12/31/2019	$13,262	$14,014	$13,430
12/31/2020	$14,172	$15,579	$14,449
12/31/2021	$16,045	$16,889	$16,273
12/31/2022	$13,892	$14,163	$13,947
12/31/2023	$16,117	$16,370	$16,449
12/31/2024	$16,610	$17,215	$17,222
12/31/2025	$22,467	$22,655	$22,708

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	35.26%	9.65%	8.43%
Morningstar Global Markets ex-US Index	31.60%	7.78%	8.52%
MSCI World ex USA Index (net dividends)	31.85%	9.46%	8.55%

AssetsNet				$ 798,755,099
Holdings Count | Holding				3,871
Advisory Fees Paid, Amount				$ 4,330,116
InvestmentCompanyPortfolioTurnover				5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$798,755,099
# of Portfolio Holdings	3,871
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$4,330,116

Holdings [Text Block]

Top 5 Countries (Equity)

Japan	21.9%
Canada	12.4%
United Kingdom	10.8%
Switzerland	8.1%
Germany	7.7%

Asset Allocation

Common Stock	99.1%
Preferred Stocks	0.4%
Convertible Preferred Stocks	0.0%
Rights	0.0%
Warrants	0.0%
Other	0.5%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	12.2%
Metals & Mining	6.5%
Insurance	5.6%
Oil, Gas & Consumable Fuels	5.5%
Pharmaceuticals	5.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000153125
Shareholder Report [Line Items]
Fund Name				LVIP Dimensional International Core Equity Fund
Class Name				Service Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP Dimensional International Core Equity Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$102	0.87%

Expenses Paid, Amount				$ 102
Expense Ratio, Percent				0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The developed ex U.S. markets had positive performance for the year, outperforming both the U.S. and emerging markets. Small cap stocks outperformed large cap stocks while value stocks outperformed growth stocks within both large and small caps. High profitability stocks underperformed low profitability stocks within both large and small caps. At the Fund level, the Fund outperformed the MSCI World ex USA Index for the one-year period ending December 31, 2025.

  The Fund's emphasis on value stocks contributed positively to relative performance, as these stocks outperformed over the period.

  The Fund's emphasis on stocks with smaller market capitalizations also contributed positively to relative performance.

  Conversely, the Fund's emphasis on stocks with higher profitability detracted from relative performance.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar Global Markets ex-US Index	MSCI World ex USA Index (net dividends)
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,424	$10,545	$10,275
12/31/2017	$13,239	$13,431	$12,762
12/31/2018	$10,889	$11,527	$10,964
12/31/2019	$13,124	$14,014	$13,430
12/31/2020	$13,992	$15,579	$14,449
12/31/2021	$15,801	$16,889	$16,273
12/31/2022	$13,647	$14,163	$13,947
12/31/2023	$15,792	$16,370	$16,449
12/31/2024	$16,236	$17,215	$17,222
12/31/2025	$21,904	$22,655	$22,708

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	34.91%	9.38%	8.16%
Morningstar Global Markets ex-US Index	31.60%	7.78%	8.52%
MSCI World ex USA Index (net dividends)	31.85%	9.46%	8.55%

AssetsNet				$ 798,755,099
Holdings Count | Holding				3,871
Advisory Fees Paid, Amount				$ 4,330,116
InvestmentCompanyPortfolioTurnover				5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$798,755,099
# of Portfolio Holdings	3,871
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$4,330,116

Holdings [Text Block]

Top 5 Countries (Equity)

Japan	21.9%
Canada	12.4%
United Kingdom	10.8%
Switzerland	8.1%
Germany	7.7%

Asset Allocation

Common Stock	99.1%
Preferred Stocks	0.4%
Convertible Preferred Stocks	0.0%
Rights	0.0%
Warrants	0.0%
Other	0.5%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	12.2%
Metals & Mining	6.5%
Insurance	5.6%
Oil, Gas & Consumable Fuels	5.5%
Pharmaceuticals	5.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000099224
Shareholder Report [Line Items]
Fund Name				LVIP Dimensional International Equity Managed Volatility Fund
Class Name				Standard Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP Dimensional International Equity Managed Volatility Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$38	0.32%

Expenses Paid, Amount				$ 38
Expense Ratio, Percent				0.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund predominately invests in non-U.S. developed market stocks, with a bias towards smaller sized companies, value-oriented stocks, and companies with higher profitability relative to its market cap weighted benchmark.

  International equity markets produced strong absolute returns in 2025 and outperformed their domestic equity counterparts amid a weakening dollar.

  The Fund’s equity sleeve outperformed the benchmark driven by a bias towards value-oriented stocks, as value stocks outperformed growth stocks within international markets.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar Global Markets ex-US Index	MSCI All Country World ex USA Index (net dividends)
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,197	$10,545	$10,450
12/31/2017	$12,865	$13,431	$13,291
12/31/2018	$10,796	$11,527	$11,404
12/31/2019	$12,611	$14,014	$13,858
12/31/2020	$11,801	$15,579	$15,334
12/31/2021	$13,615	$16,889	$16,533
12/31/2022	$12,097	$14,163	$13,888
12/31/2023	$14,116	$16,370	$16,056
12/31/2024	$14,778	$17,215	$16,944
12/31/2025	$19,964	$22,655	$22,432

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	35.09%	11.09%	7.16%
Morningstar Global Markets ex-US Index	31.60%	7.78%	8.52%
MSCI All Country World ex USA Index (net dividends)	32.39%	7.91%	8.41%

AssetsNet				$ 573,658,772
Holdings Count | Holding				13
Advisory Fees Paid, Amount				$ 1,411,780
InvestmentCompanyPortfolioTurnover				6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$573,658,772
# of Portfolio Holdings	13
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$1,411,780

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	95.9%
Money Market Funds	3.8%
Other	0.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000099225
Shareholder Report [Line Items]
Fund Name				LVIP Dimensional International Equity Managed Volatility Fund
Class Name				Service Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP Dimensional International Equity Managed Volatility Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$67	0.57%

Expenses Paid, Amount				$ 67
Expense Ratio, Percent				0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund predominately invests in non-U.S. developed market stocks, with a bias towards smaller sized companies, value-oriented stocks, and companies with higher profitability relative to its market cap weighted benchmark.

  International equity markets produced strong absolute returns in 2025 and outperformed their domestic equity counterparts amid a weakening dollar.

  The Fund’s equity sleeve outperformed the benchmark driven by a bias towards value-oriented stocks, as value stocks outperformed growth stocks within international markets.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar Global Markets ex-US Index	MSCI All Country World ex USA Index (net dividends)
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,172	$10,545	$10,450
12/31/2017	$12,801	$13,431	$13,291
12/31/2018	$10,716	$11,527	$11,404
12/31/2019	$12,487	$14,014	$13,858
12/31/2020	$11,656	$15,579	$15,334
12/31/2021	$13,413	$16,889	$16,533
12/31/2022	$11,887	$14,163	$13,888
12/31/2023	$13,837	$16,370	$16,056
12/31/2024	$14,450	$17,215	$16,944
12/31/2025	$19,472	$22,655	$22,432

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	34.75%	10.81%	6.89%
Morningstar Global Markets ex-US Index	31.60%	7.78%	8.52%
MSCI All Country World ex USA Index (net dividends)	32.39%	7.91%	8.41%

AssetsNet				$ 573,658,772
Holdings Count | Holding				13
Advisory Fees Paid, Amount				$ 1,411,780
InvestmentCompanyPortfolioTurnover				6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$573,658,772
# of Portfolio Holdings	13
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$1,411,780

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	95.9%
Money Market Funds	3.8%
Other	0.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000007732
Shareholder Report [Line Items]
Fund Name				LVIP Dimensional U.S. Core Equity 1 Fund
Class Name				Standard Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP Dimensional U.S. Core Equity 1 Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$42	0.39%

Expenses Paid, Amount				$ 42
Expense Ratio, Percent				0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The U.S. premium environment was mixed for the year with small caps underperforming large caps, while value stocks outperformed growth stocks within large caps and underperformed within small caps. High profitability stocks underperformed low profitability stocks within both large and small caps. At the Fund level, the Fund underperformed the Russell 3000 Index for the one-year period ending December 31, 2025.

  The Fund's emphasis on stocks with smaller market capitalizations detracted from relative performance.

  Conversely, the Fund's exclusion of REITs contributed positively to relative performance.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell 3000® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,441	$11,244	$11,274
12/31/2017	$13,829	$13,658	$13,656
12/31/2018	$12,821	$12,968	$12,940
12/31/2019	$16,681	$17,018	$16,954
12/31/2020	$19,417	$20,575	$20,495
12/31/2021	$24,766	$25,880	$25,754
12/31/2022	$20,990	$20,851	$20,808
12/31/2023	$25,772	$26,363	$26,209
12/31/2024	$31,125	$32,715	$32,448
12/31/2025	$35,999	$38,390	$38,012

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	15.66%	13.14%	13.67%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 3000® Index	17.15%	13.15%	14.29%

AssetsNet				$ 1,730,240,064
Holdings Count | Holding				2,057
Advisory Fees Paid, Amount				$ 5,390,219
InvestmentCompanyPortfolioTurnover				2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,730,240,064
# of Portfolio Holdings	2,057
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$5,390,219

Holdings [Text Block]

Asset Allocation

Common Stock	99.8%
Money Market Funds	0.2%
Rights	0.0%
Warrants	0.0%
Other	0.0%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	11.1%
Software	7.2%
Technology Hardware, Storage & Peripherals	6.2%
Interactive Media & Services	6.0%
Banks	5.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000007733
Shareholder Report [Line Items]
Fund Name				LVIP Dimensional U.S. Core Equity 1 Fund
Class Name				Service Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP Dimensional U.S. Core Equity 1 Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$80	0.74%

Expenses Paid, Amount				$ 80
Expense Ratio, Percent				0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The U.S. premium environment was mixed for the year with small caps underperforming large caps, while value stocks outperformed growth stocks within large caps and underperformed within small caps. High profitability stocks underperformed low profitability stocks within both large and small caps. At the Fund level, the Fund underperformed the Russell 3000 Index for the one-year period ending December 31, 2025.

  The Fund's emphasis on stocks with smaller market capitalizations detracted from relative performance.

  Conversely, the Fund's exclusion of REITs contributed positively to relative performance.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell 3000® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,401	$11,244	$11,274
12/31/2017	$13,733	$13,658	$13,656
12/31/2018	$12,689	$12,968	$12,940
12/31/2019	$16,451	$17,018	$16,954
12/31/2020	$19,083	$20,575	$20,495
12/31/2021	$24,254	$25,880	$25,754
12/31/2022	$20,485	$20,851	$20,808
12/31/2023	$25,064	$26,363	$26,209
12/31/2024	$30,164	$32,715	$32,448
12/31/2025	$34,766	$38,390	$38,012

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	15.26%	12.75%	13.27%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 3000® Index	17.15%	13.15%	14.29%

AssetsNet				$ 1,730,240,064
Holdings Count | Holding				2,057
Advisory Fees Paid, Amount				$ 5,390,219
InvestmentCompanyPortfolioTurnover				2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,730,240,064
# of Portfolio Holdings	2,057
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$5,390,219

Holdings [Text Block]

Asset Allocation

Common Stock	99.8%
Money Market Funds	0.2%
Rights	0.0%
Warrants	0.0%
Other	0.0%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	11.1%
Software	7.2%
Technology Hardware, Storage & Peripherals	6.2%
Interactive Media & Services	6.0%
Banks	5.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000153122
Shareholder Report [Line Items]
Fund Name				LVIP Dimensional U.S. Core Equity 2 Fund
Class Name				Standard Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP Dimensional U.S. Core Equity 2 Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$53	0.49%

Expenses Paid, Amount				$ 53
Expense Ratio, Percent				0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The U.S. premium environment was mixed for the year with small caps underperforming large caps, while value stocks outperformed growth stocks within large caps and underperformed within small caps. High profitability stocks underperformed low profitability stocks within both large and small caps. At the Fund level, the Fund underperformed the Russell 3000 Index for the one-year period ending December 31, 2025.

  The Fund's emphasis on value stocks contributed positively to relative performance, as these stocks outperformed over the period.

  Conversely, the Fund's emphasis on stocks with smaller market capitalizations detracted from relative performance.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell 3000® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,675	$11,244	$11,274
12/31/2017	$13,813	$13,658	$13,656
12/31/2018	$12,481	$12,968	$12,940
12/31/2019	$16,079	$17,018	$16,954
12/31/2020	$18,546	$20,575	$20,495
12/31/2021	$23,696	$25,880	$25,754
12/31/2022	$20,400	$20,851	$20,808
12/31/2023	$24,817	$26,363	$26,209
12/31/2024	$29,396	$32,715	$32,448
12/31/2025	$33,917	$38,390	$38,012

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	15.38%	12.83%	12.99%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 3000® Index	17.15%	13.15%	14.29%

AssetsNet				$ 918,285,911
Holdings Count | Holding				2,334
Advisory Fees Paid, Amount				$ 3,752,497
InvestmentCompanyPortfolioTurnover				6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$918,285,911
# of Portfolio Holdings	2,334
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$3,752,497

Holdings [Text Block]

Asset Allocation

Common Stock	99.7%
Money Market Funds	0.1%
Rights	0.0%
Other	0.2%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	9.8%
Software	7.3%
Technology Hardware, Storage & Peripherals	5.8%
Banks	5.7%
Interactive Media & Services	5.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000153123
Shareholder Report [Line Items]
Fund Name				LVIP Dimensional U.S. Core Equity 2 Fund
Class Name				Service Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP Dimensional U.S. Core Equity 2 Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$80	0.74%

Expenses Paid, Amount				$ 80
Expense Ratio, Percent				0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The U.S. premium environment was mixed for the year with small caps underperforming large caps, while value stocks outperformed growth stocks within large caps and underperformed within small caps. High profitability stocks underperformed low profitability stocks within both large and small caps. At the Fund level, the Fund underperformed the Russell 3000 Index for the one-year period ending December 31, 2025.

  The Fund's emphasis on value stocks contributed positively to relative performance, as these stocks outperformed over the period.

  Conversely, the Fund's emphasis on stocks with smaller market capitalizations detracted from relative performance.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell 3000® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,647	$11,244	$11,274
12/31/2017	$13,744	$13,658	$13,656
12/31/2018	$12,389	$12,968	$12,940
12/31/2019	$15,922	$17,018	$16,954
12/31/2020	$18,318	$20,575	$20,495
12/31/2021	$23,347	$25,880	$25,754
12/31/2022	$20,049	$20,851	$20,808
12/31/2023	$24,330	$26,363	$26,209
12/31/2024	$28,747	$32,715	$32,448
12/31/2025	$33,085	$38,390	$38,012

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	15.09%	12.55%	12.71%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 3000® Index	17.15%	13.15%	14.29%

AssetsNet				$ 918,285,911
Holdings Count | Holding				2,334
Advisory Fees Paid, Amount				$ 3,752,497
InvestmentCompanyPortfolioTurnover				6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$918,285,911
# of Portfolio Holdings	2,334
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$3,752,497

Holdings [Text Block]

Asset Allocation

Common Stock	99.7%
Money Market Funds	0.1%
Rights	0.0%
Other	0.2%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	9.8%
Software	7.3%
Technology Hardware, Storage & Peripherals	5.8%
Banks	5.7%
Interactive Media & Services	5.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000099222
Shareholder Report [Line Items]
Fund Name				LVIP Dimensional U.S. Equity Managed Volatility Fund
Class Name				Standard Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP Dimensional U.S. Equity Managed Volatility Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$31	0.30%

Expenses Paid, Amount				$ 31
Expense Ratio, Percent				0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund invests in U.S. equities, with a bias towards smaller cap and value-oriented companies relative to its market cap weighted benchmark.

  During calendar year 2025, exposure to value-oriented and smaller cap securities generally detracted from relative returns.

  The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell 3000® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,113	$11,244	$11,274
12/31/2017	$13,243	$13,658	$13,656
12/31/2018	$12,212	$12,968	$12,940
12/31/2019	$14,602	$17,018	$16,954
12/31/2020	$16,836	$20,575	$20,495
12/31/2021	$21,498	$25,880	$25,754
12/31/2022	$18,341	$20,851	$20,808
12/31/2023	$22,366	$26,363	$26,209
12/31/2024	$26,986	$32,715	$32,448
12/31/2025	$29,421	$38,390	$38,012

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	9.02%	11.81%	11.39%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 3000® Index	17.15%	13.15%	14.29%

AssetsNet				$ 887,189,991
Holdings Count | Holding				6
Advisory Fees Paid, Amount				$ 2,230,346
InvestmentCompanyPortfolioTurnover				9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$887,189,991
# of Portfolio Holdings	6
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$2,230,346

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	96.5%
Money Market Funds	3.3%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000099223
Shareholder Report [Line Items]
Fund Name				LVIP Dimensional U.S. Equity Managed Volatility Fund
Class Name				Service Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP Dimensional U.S. Equity Managed Volatility Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$57	0.55%

Expenses Paid, Amount				$ 57
Expense Ratio, Percent				0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund invests in U.S. equities, with a bias towards smaller cap and value-oriented companies relative to its market cap weighted benchmark.

  During calendar year 2025, exposure to value-oriented and smaller cap securities generally detracted from relative returns.

  The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell 3000® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,086	$11,244	$11,274
12/31/2017	$13,178	$13,658	$13,656
12/31/2018	$12,121	$12,968	$12,940
12/31/2019	$14,457	$17,018	$16,954
12/31/2020	$16,627	$20,575	$20,495
12/31/2021	$21,179	$25,880	$25,754
12/31/2022	$18,023	$20,851	$20,808
12/31/2023	$21,924	$26,363	$26,209
12/31/2024	$26,387	$32,715	$32,448
12/31/2025	$28,695	$38,390	$38,012

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	8.75%	11.53%	11.12%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 3000® Index	17.15%	13.15%	14.29%

AssetsNet				$ 887,189,991
Holdings Count | Holding				6
Advisory Fees Paid, Amount				$ 2,230,346
InvestmentCompanyPortfolioTurnover				9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$887,189,991
# of Portfolio Holdings	6
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$2,230,346

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	96.5%
Money Market Funds	3.3%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000124878
Shareholder Report [Line Items]
Fund Name				LVIP Fidelity Institutional AM<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 11px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Select Core Equity Managed Volatility Fund
Class Name				Standard Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$11	0.10%

Expenses Paid, Amount				$ 11
Expense Ratio, Percent				0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

This Fund invests predominantly in large cap stocks. The Fund has exposure to both growth and value factors through allocations to multiple strategies, with the resulting portfolio having a bias towards growth relative to its benchmark.

  During calendar year 2025, exposure to growth-oriented equities generally contributed to relative returns, while exposure to value-oriented equities generally detracted from relative returns.

  The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,659	$11,244	$11,196
12/31/2017	$12,688	$13,658	$13,640
12/31/2018	$11,946	$12,968	$13,042
12/31/2019	$14,340	$17,018	$17,149
12/31/2020	$17,245	$20,575	$20,304
12/31/2021	$21,898	$25,880	$26,132
12/31/2022	$17,755	$20,851	$21,399
12/31/2023	$22,238	$26,363	$27,025
12/31/2024	$28,383	$32,715	$33,786
12/31/2025	$32,435	$38,390	$39,827

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	14.27%	13.47%	12.49%
Morningstar US Market Index	17.35%	13.29%	14.40%
S&P 500® Index	17.88%	14.42%	14.82%

AssetsNet				$ 526,796,119
Holdings Count | Holding				5
Advisory Fees Paid, Amount				$ 387,038
InvestmentCompanyPortfolioTurnover				18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$526,796,119
# of Portfolio Holdings	5
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$387,038

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	96.8%
Money Market Funds	3.0%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000124879
Shareholder Report [Line Items]
Fund Name				LVIP Fidelity Institutional AM<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 11px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Select Core Equity Managed Volatility Fund
Class Name				Service Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$48	0.45%

Expenses Paid, Amount				$ 48
Expense Ratio, Percent				0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

This Fund invests predominantly in large cap stocks. The Fund has exposure to both growth and value factors through allocations to multiple strategies, with the resulting portfolio having a bias towards growth relative to its benchmark.

  During calendar year 2025, exposure to growth-oriented equities generally contributed to relative returns, while exposure to value-oriented equities generally detracted from relative returns.

  The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,622	$11,244	$11,196
12/31/2017	$12,600	$13,658	$13,640
12/31/2018	$11,821	$12,968	$13,042
12/31/2019	$14,140	$17,018	$17,149
12/31/2020	$16,946	$20,575	$20,304
12/31/2021	$21,443	$25,880	$26,132
12/31/2022	$17,326	$20,851	$21,399
12/31/2023	$21,625	$26,363	$27,025
12/31/2024	$27,505	$32,715	$33,786
12/31/2025	$31,320	$38,390	$39,827

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	13.87%	13.07%	12.09%
Morningstar US Market Index	17.35%	13.29%	14.40%
S&P 500® Index	17.88%	14.42%	14.82%

AssetsNet				$ 526,796,119
Holdings Count | Holding				5
Advisory Fees Paid, Amount				$ 387,038
InvestmentCompanyPortfolioTurnover				18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$526,796,119
# of Portfolio Holdings	5
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$387,038

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	96.8%
Money Market Funds	3.0%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000223151
Shareholder Report [Line Items]
Fund Name				LVIP Fidelity Institutional AM<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 11px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Bond Fund
Class Name				Standard Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP Fidelity Institutional AM® Total Bond Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Material Fund Change Notice [Text Block]				This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$54	0.52%

Expenses Paid, Amount				$ 54
Expense Ratio, Percent				0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. Fixed Income markets had positive returns for the calendar year 2025, as easing monetary policy pushed yields lower, particularly on the front end of the curve, and healthy corporate fundamentals helped to keep spreads tight.

  The Fund underperformed the benchmark due to overweight allocations to high yield corporates, bank loans, and securitized credit under the Fund’s legacy sub-adviser following the “Liberation Day” spread widening.

The Fund utilizes derivatives to help manage currency risk, interest rate risk, and more effectively express markets views.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,352	$10,254	$10,265
12/31/2017	$10,893	$10,602	$10,628
12/31/2018	$10,661	$10,617	$10,629
12/31/2019	$11,774	$11,535	$11,556
12/31/2020	$13,073	$12,399	$12,423
12/31/2021	$12,904	$12,200	$12,232
12/31/2022	$11,116	$10,615	$10,641
12/31/2023	$11,809	$11,179	$11,229
12/31/2024	$12,043	$11,331	$11,369
12/31/2025	$12,852	$12,138	$12,199

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	6.72%	(0.34%)	2.54%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

Material Change Date		May 01, 2025
AssetsNet				$ 2,162,893,897
Holdings Count | Holding				2,062
Advisory Fees Paid, Amount				$ 12,269,559
InvestmentCompanyPortfolioTurnover				286.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,162,893,897
# of Portfolio Holdings	2,062
Portfolio Turnover Rate	286%
Total Advisory Fees Paid	$12,269,559

Holdings [Text Block]

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	53.8%
AAA	8.1%
AA	3.2%
A	7.9%
BBB	14.1%
BB	5.0%
B	4.8%
CCC	0.8%
C	0.1%
Not Rated	2.2%

Asset Allocation

U.S. Treasury Obligations	38.3%
Corporate Bonds	26.5%
Agency Mortgage-Backed Securities	16.7%
Non-Agency Asset-Backed Securities	8.5%
Loan Agreements	5.6%
Non-Agency Commercial Mortgage-Backed Securities	3.7%
Sovereign Bonds	1.4%
Money Market Funds	1.2%
Agency Collateralized Mortgage Obligations	1.1%
Non-Agency Collateralized Mortgage Obligations	0.5%
Other	(3.5%)

Credit Quality Explanation [Text Block]				† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Banks	7.2%
Oil & Gas	2.0%
Pipelines	1.5%
Real Estate Investment Trusts	1.3%
Diversified Financial Services	1.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025.

Effective May 1, 2025, the Fund changed its name from the "LVIP Macquarie Diversified Income Fund" to the "LVIP Fidelity Institutional AM® Total Bond Fund."

In addition, the sub-adviser for the Fund changed from Delaware Investment Fund Advisers to Fidelity Institutional Asset Management (FIAM, LLC), with FMR Investment Management (UK) Limited added as investment sub-sub-adviser.

Further, the principal investment strategies of the Fund were updated to reflect that the sub-adviser uses the Bloomberg U.S. Aggregate Bond Index as a guide in structuring the Fund and selecting its investments.

For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265)

Material Fund Change Name [Text Block]				Effective May 1, 2025, the Fund changed its name from the "LVIP Macquarie Diversified Income Fund" to the "LVIP Fidelity Institutional AM® Total Bond Fund."
Material Fund Change Strategies [Text Block]

Further, the principal investment strategies of the Fund were updated to reflect that the sub-adviser uses the Bloomberg U.S. Aggregate Bond Index as a guide in structuring the Fund and selecting its investments.

Material Fund Change Adviser [Text Block]

In addition, the sub-adviser for the Fund changed from Delaware Investment Fund Advisers to Fidelity Institutional Asset Management (FIAM, LLC), with FMR Investment Management (UK) Limited added as investment sub-sub-adviser.

Summary of Change Legend [Text Block]				This is a summary of certain changes of the Fund since January 1, 2025.
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000223150
Shareholder Report [Line Items]
Fund Name				LVIP Fidelity Institutional AM<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 11px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Bond Fund
Class Name				Service Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP Fidelity Institutional AM® Total Bond Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Material Fund Change Notice [Text Block]				This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$85	0.82%

Expenses Paid, Amount				$ 85
Expense Ratio, Percent				0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. Fixed Income markets had positive returns for the calendar year 2025, as easing monetary policy pushed yields lower, particularly on the front end of the curve, and healthy corporate fundamentals helped to keep spreads tight.

  The Fund underperformed the benchmark due to overweight allocations to high yield corporates, bank loans, and securitized credit under the Fund’s legacy sub-adviser following the “Liberation Day” spread widening.

The Fund utilizes derivatives to help manage currency risk, interest rate risk, and more effectively express markets views.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,328	$10,254	$10,265
12/31/2017	$10,834	$10,602	$10,628
12/31/2018	$10,586	$10,617	$10,629
12/31/2019	$11,653	$11,535	$11,556
12/31/2020	$12,899	$12,399	$12,423
12/31/2021	$12,690	$12,200	$12,232
12/31/2022	$10,898	$10,615	$10,641
12/31/2023	$11,544	$11,179	$11,229
12/31/2024	$11,737	$11,331	$11,369
12/31/2025	$12,488	$12,138	$12,199

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	6.40%	(0.65%)	2.25%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

Material Change Date		May 01, 2025
AssetsNet				$ 2,162,893,897
Holdings Count | Holding				2,062
Advisory Fees Paid, Amount				$ 12,269,559
InvestmentCompanyPortfolioTurnover				286.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,162,893,897
# of Portfolio Holdings	2,062
Portfolio Turnover Rate	286%
Total Advisory Fees Paid	$12,269,559

Holdings [Text Block]

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	53.8%
AAA	8.1%
AA	3.2%
A	7.9%
BBB	14.1%
BB	5.0%
B	4.8%
CCC	0.8%
C	0.1%
Not Rated	2.2%

Asset Allocation

U.S. Treasury Obligations	38.3%
Corporate Bonds	26.5%
Agency Mortgage-Backed Securities	16.7%
Non-Agency Asset-Backed Securities	8.5%
Loan Agreements	5.6%
Non-Agency Commercial Mortgage-Backed Securities	3.7%
Sovereign Bonds	1.4%
Money Market Funds	1.2%
Agency Collateralized Mortgage Obligations	1.1%
Non-Agency Collateralized Mortgage Obligations	0.5%
Other	(3.5%)

Credit Quality Explanation [Text Block]				† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Banks	7.2%
Oil & Gas	2.0%
Pipelines	1.5%
Real Estate Investment Trusts	1.3%
Diversified Financial Services	1.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025.

Effective May 1, 2025, the Fund changed its name from the "LVIP Macquarie Diversified Income Fund" to the "LVIP Fidelity Institutional AM® Total Bond Fund."

In addition, the sub-adviser for the Fund changed from Delaware Investment Fund Advisers to Fidelity Institutional Asset Management (FIAM, LLC), with FMR Investment Management (UK) Limited added as investment sub-sub-adviser.

Further, the principal investment strategies of the Fund were updated to reflect that the sub-adviser uses the Bloomberg U.S. Aggregate Bond Index as a guide in structuring the Fund and selecting its investments.

For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265)

Material Fund Change Name [Text Block]				Effective May 1, 2025, the Fund changed its name from the "LVIP Macquarie Diversified Income Fund" to the "LVIP Fidelity Institutional AM® Total Bond Fund."
Material Fund Change Strategies [Text Block]

Further, the principal investment strategies of the Fund were updated to reflect that the sub-adviser uses the Bloomberg U.S. Aggregate Bond Index as a guide in structuring the Fund and selecting its investments.

Material Fund Change Adviser [Text Block]

In addition, the sub-adviser for the Fund changed from Delaware Investment Fund Advisers to Fidelity Institutional Asset Management (FIAM, LLC), with FMR Investment Management (UK) Limited added as investment sub-sub-adviser.

Summary of Change Legend [Text Block]				This is a summary of certain changes of the Fund since January 1, 2025.
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000007720
Shareholder Report [Line Items]
Fund Name				LVIP Franklin Templeton Core Bond Fund
Class Name				Standard Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP Franklin Templeton Core Bond Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Material Fund Change Notice [Text Block]				This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$38	0.37%

Expenses Paid, Amount				$ 38
Expense Ratio, Percent				0.37%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. Fixed Income markets had positive returns for the calendar year 2025, as easing monetary policy pushed yields lower, particularly on the front end of the curve, and healthy corporate fundamentals helped to keep spreads tight.

  The Fund underperformed the benchmark due to negative security selection within corporate credit and emerging markets debt under the Fund’s legacy sub-adviser.

The Fund utilizes derivatives to help manage interest rate risk.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,272	$10,254	$10,265
12/31/2017	$10,721	$10,602	$10,628
12/31/2018	$10,632	$10,617	$10,629
12/31/2019	$11,611	$11,535	$11,556
12/31/2020	$12,757	$12,399	$12,423
12/31/2021	$12,527	$12,200	$12,232
12/31/2022	$10,811	$10,615	$10,641
12/31/2023	$11,452	$11,179	$11,229
12/31/2024	$11,636	$11,331	$11,369
12/31/2025	$12,480	$12,138	$12,199

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	7.25%	(0.44%)	2.24%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

Material Change Date			Aug. 01, 2025
AssetsNet				$ 6,485,748,744
Holdings Count | Holding				1,758
Advisory Fees Paid, Amount				$ 19,644,120
InvestmentCompanyPortfolioTurnover				197.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$6,485,748,744
# of Portfolio Holdings	1,758
Portfolio Turnover Rate	197%
Total Advisory Fees Paid	$19,644,120

Holdings [Text Block]

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	55.7%
AAA	13.7%
AA	3.5%
A	9.7%
BBB	15.1%
BB	0.7%
B	0.0%
Not Rated	1.6%

Asset Allocation

Agency Mortgage-Backed Securities	33.7%
Corporate Bonds	28.8%
U.S. Treasury Obligations	28.4%
Non-Agency Asset-Backed Securities	7.4%
Non-Agency Commercial Mortgage-Backed Securities	6.8%
Short-Term Investments	3.8%
Agency Collateralized Mortgage Obligations	3.4%
Non-Agency Collateralized Mortgage Obligations	3.3%
Agency Commercial Mortgage-Backed Securities	0.7%
Money Market Funds	0.3%
Other	(16.6%)

Credit Quality Explanation [Text Block]				† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Banks	8.1%
Electric	3.0%
Diversified Financial Services	2.8%
Telecommunications	1.9%
Pipelines	1.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025.

Effective August 1, 2025, the Fund changed its name from the "LVIP Macquarie Bond Fund" to the "LVIP Franklin Templeton Core Bond Fund."

In addition, Franklin Advisers, Inc. replaced Delaware Investment Fund Advisers as sub-adviser to the Fund.

Further, the principal investment strategies of the Fund were updated to reflect that, under normal market condition, the Fund invests mainly in a diversified portfolio of investment-grade fixed-income securities.

For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265)

Material Fund Change Name [Text Block]				Effective August 1, 2025, the Fund changed its name from the "LVIP Macquarie Bond Fund" to the "LVIP Franklin Templeton Core Bond Fund."
Material Fund Change Strategies [Text Block]

Further, the principal investment strategies of the Fund were updated to reflect that, under normal market condition, the Fund invests mainly in a diversified portfolio of investment-grade fixed-income securities.

Material Fund Change Adviser [Text Block]				In addition, Franklin Advisers, Inc. replaced Delaware Investment Fund Advisers as sub-adviser to the Fund.
Summary of Change Legend [Text Block]				This is a summary of certain changes of the Fund since January 1, 2025.
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000007721
Shareholder Report [Line Items]
Fund Name				LVIP Franklin Templeton Core Bond Fund
Class Name				Service Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP Franklin Templeton Core Bond Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Material Fund Change Notice [Text Block]				This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$74	0.72%

Expenses Paid, Amount				$ 74
Expense Ratio, Percent				0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. Fixed Income markets had positive returns for the calendar year 2025, as easing monetary policy pushed yields lower, particularly on the front end of the curve, and healthy corporate fundamentals helped to keep spreads tight.

  The Fund underperformed the benchmark due to negative security selection within corporate credit and emerging markets debt under the Fund’s legacy sub-adviser.

The Fund utilizes derivatives to help manage interest rate risk.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,237	$10,254	$10,265
12/31/2017	$10,647	$10,602	$10,628
12/31/2018	$10,521	$10,617	$10,629
12/31/2019	$11,450	$11,535	$11,556
12/31/2020	$12,535	$12,399	$12,423
12/31/2021	$12,267	$12,200	$12,232
12/31/2022	$10,550	$10,615	$10,641
12/31/2023	$11,137	$11,179	$11,229
12/31/2024	$11,276	$11,331	$11,369
12/31/2025	$12,051	$12,138	$12,199

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	6.87%	(0.79%)	1.88%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

Material Change Date			Aug. 01, 2025
AssetsNet				$ 6,485,748,744
Holdings Count | Holding				1,758
Advisory Fees Paid, Amount				$ 19,644,120
InvestmentCompanyPortfolioTurnover				197.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$6,485,748,744
# of Portfolio Holdings	1,758
Portfolio Turnover Rate	197%
Total Advisory Fees Paid	$19,644,120

Holdings [Text Block]

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	55.7%
AAA	13.7%
AA	3.5%
A	9.7%
BBB	15.1%
BB	0.7%
B	0.0%
Not Rated	1.6%

Asset Allocation

Agency Mortgage-Backed Securities	33.7%
Corporate Bonds	28.8%
U.S. Treasury Obligations	28.4%
Non-Agency Asset-Backed Securities	7.4%
Non-Agency Commercial Mortgage-Backed Securities	6.8%
Short-Term Investments	3.8%
Agency Collateralized Mortgage Obligations	3.4%
Non-Agency Collateralized Mortgage Obligations	3.3%
Agency Commercial Mortgage-Backed Securities	0.7%
Money Market Funds	0.3%
Other	(16.6%)

Credit Quality Explanation [Text Block]				† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Banks	8.1%
Electric	3.0%
Diversified Financial Services	2.8%
Telecommunications	1.9%
Pipelines	1.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025.

Effective August 1, 2025, the Fund changed its name from the "LVIP Macquarie Bond Fund" to the "LVIP Franklin Templeton Core Bond Fund."

In addition, Franklin Advisers, Inc. replaced Delaware Investment Fund Advisers as sub-adviser to the Fund.

Further, the principal investment strategies of the Fund were updated to reflect that, under normal market condition, the Fund invests mainly in a diversified portfolio of investment-grade fixed-income securities.

For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265)

Material Fund Change Name [Text Block]				Effective August 1, 2025, the Fund changed its name from the "LVIP Macquarie Bond Fund" to the "LVIP Franklin Templeton Core Bond Fund."
Material Fund Change Strategies [Text Block]

Further, the principal investment strategies of the Fund were updated to reflect that, under normal market condition, the Fund invests mainly in a diversified portfolio of investment-grade fixed-income securities.

Material Fund Change Adviser [Text Block]				In addition, Franklin Advisers, Inc. replaced Delaware Investment Fund Advisers as sub-adviser to the Fund.
Summary of Change Legend [Text Block]				This is a summary of certain changes of the Fund since January 1, 2025.
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000043867
Shareholder Report [Line Items]
Fund Name				LVIP Franklin Templeton Global Equity Managed Volatility Fund
Class Name				Standard Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP Franklin Templeton Global Equity Managed Volatility Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$77	0.72%

Expenses Paid, Amount				$ 77
Expense Ratio, Percent				0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

This Fund invests in global equities. The Fund has exposure to both growth and value factors and exposure to both domestic and international securities through allocations to multiple strategies.

  During the calendar year 2025, allocations to growth equities and non-U.S. equities generally contributed to benchmark relative returns while allocations to value equities generally detracted.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar Developed Markets Index	MSCI World Index (net dividends)
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,242	$10,792	$10,751
12/31/2017	$12,434	$13,220	$13,159
12/31/2018	$11,297	$11,987	$12,013
12/31/2019	$12,743	$15,267	$15,337
12/31/2020	$14,357	$17,662	$17,776
12/31/2021	$16,843	$21,301	$21,654
12/31/2022	$14,812	$17,402	$17,726
12/31/2023	$17,366	$21,390	$21,942
12/31/2024	$19,544	$25,144	$26,039
12/31/2025	$22,184	$30,468	$31,532

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	13.51%	9.09%	8.29%
Morningstar Developed Markets Index	21.18%	11.52%	11.79%
MSCI World Index (net dividends)	21.09%	12.15%	12.17%

AssetsNet				$ 930,940,342
Holdings Count | Holding				274
Advisory Fees Paid, Amount				$ 5,886,172
InvestmentCompanyPortfolioTurnover				36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$930,940,342
# of Portfolio Holdings	274
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$5,886,172

Holdings [Text Block]

Top 5 Countries (Equity)

United States	54.4%
United Kingdom	8.3%
Japan	4.3%
Netherlands	4.1%
Germany	3.8%

Asset Allocation

Common Stock	93.1%
Money Market Funds	6.3%
Loan Agreements	0.2%
Corporate Bonds	0.0%
Warrants	0.0%
Other	0.4%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	9.6%
Banks	8.7%
Software	5.8%
Capital Markets	5.4%
Pharmaceuticals	5.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000043868
Shareholder Report [Line Items]
Fund Name				LVIP Franklin Templeton Global Equity Managed Volatility Fund
Class Name				Service Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP Franklin Templeton Global Equity Managed Volatility Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$103	0.97%

Expenses Paid, Amount				$ 103
Expense Ratio, Percent				0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

This Fund invests in global equities. The Fund has exposure to both growth and value factors and exposure to both domestic and international securities through allocations to multiple strategies.

  During the calendar year 2025, allocations to growth equities and non-U.S. equities generally contributed to benchmark relative returns while allocations to value equities generally detracted.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar Developed Markets Index	MSCI World Index (net dividends)
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,216	$10,792	$10,751
12/31/2017	$12,372	$13,220	$13,159
12/31/2018	$11,213	$11,987	$12,013
12/31/2019	$12,616	$15,267	$15,337
12/31/2020	$14,179	$17,662	$17,776
12/31/2021	$16,593	$21,301	$21,654
12/31/2022	$14,556	$17,402	$17,726
12/31/2023	$17,023	$21,390	$21,942
12/31/2024	$19,110	$25,144	$26,039
12/31/2025	$21,637	$30,468	$31,532

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	13.22%	8.82%	8.02%
Morningstar Developed Markets Index	21.18%	11.52%	11.79%
MSCI World Index (net dividends)	21.09%	12.15%	12.17%

AssetsNet				$ 930,940,342
Holdings Count | Holding				274
Advisory Fees Paid, Amount				$ 5,886,172
InvestmentCompanyPortfolioTurnover				36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$930,940,342
# of Portfolio Holdings	274
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$5,886,172

Holdings [Text Block]

Top 5 Countries (Equity)

United States	54.4%
United Kingdom	8.3%
Japan	4.3%
Netherlands	4.1%
Germany	3.8%

Asset Allocation

Common Stock	93.1%
Money Market Funds	6.3%
Loan Agreements	0.2%
Corporate Bonds	0.0%
Warrants	0.0%
Other	0.4%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	9.6%
Banks	8.7%
Software	5.8%
Capital Markets	5.4%
Pharmaceuticals	5.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000062037
Shareholder Report [Line Items]
Fund Name				LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Class Name				Standard Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$54	0.46%

Expenses Paid, Amount				$ 54
Expense Ratio, Percent				0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the full year 2025, the Fund rose in absolute terms and outperformed the MSCI EM NR USD. Stock selection lifted relative performance, led by the financials sector. Security selection was also supportive in the energy and real estate sectors. Although stock selection in the information technology (IT) and industrials sectors weighed on relative returns, the fund’s positions in these two sectors collectively had robust absolute returns for the year.

  The largest individual contributors were overweight allocations to SK Square, a South Korean firm investing in semiconductors, South Korean semiconductor manufacturer SK Hynix and Chinese toy company Pop Mart International.

  The largest individual detractors were an underweight allocation to South African gold mining company AngloGold Ashanti, and overweight positions in Indian technology company Tata Consultancy Services and Indian IT services provider HCL Technologies.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar Emerging Markets Index	MSCI Emerging Markets Index (net dividends)
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,543	$11,097	$11,119
12/31/2017	$14,294	$15,037	$15,264
12/31/2018	$12,535	$13,004	$13,041
12/31/2019	$13,488	$15,361	$15,443
12/31/2020	$13,846	$18,189	$18,270
12/31/2021	$15,063	$18,128	$17,805
12/31/2022	$13,281	$14,816	$14,228
12/31/2023	$14,614	$16,521	$15,626
12/31/2024	$15,915	$17,685	$16,799
12/31/2025	$21,377	$22,949	$22,438

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	34.31%	9.07%	7.89%
Morningstar Emerging Markets Index	29.76%	4.76%	8.66%
MSCI Emerging Markets Index (net dividends)	33.57%	4.20%	8.42%

AssetsNet				$ 561,093,533
Holdings Count | Holding				313
Advisory Fees Paid, Amount				$ 1,757,475
InvestmentCompanyPortfolioTurnover				48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$561,093,533
# of Portfolio Holdings	313
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$1,757,475

Holdings [Text Block]	Top 5 Countries (Equity)
China	25.3%
Taiwan	18.2%
India	14.9%
Republic of Korea	14.7%
Brazil	4.4%

Asset Allocation

Common Stock	96.4%
Money Market Funds	2.0%
Preferred Stocks	1.9%
Other	(0.3%)

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	17.3%
Banks	14.3%
Technology Hardware, Storage & Peripherals	5.2%
Interactive Media & Services	5.2%
Metals & Mining	4.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000062038
Shareholder Report [Line Items]
Fund Name				LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Class Name				Service Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$83	0.71%

Expenses Paid, Amount				$ 83
Expense Ratio, Percent				0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the full year 2025, the Fund rose in absolute terms and outperformed the MSCI EM NR USD. Stock selection lifted relative performance, led by the financials sector. Security selection was also supportive in the energy and real estate sectors. Although stock selection in the information technology (IT) and industrials sectors weighed on relative returns, the fund’s positions in these two sectors collectively had robust absolute returns for the year.

  The largest individual contributors were overweight allocations to SK Square, a South Korean firm investing in semiconductors, South Korean semiconductor manufacturer SK Hynix and Chinese toy company Pop Mart International.

  The largest individual detractors were an underweight allocation to South African gold mining company AngloGold Ashanti, and overweight positions in Indian technology company Tata Consultancy Services and Indian IT services provider HCL Technologies.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar Emerging Markets Index	MSCI Emerging Markets Index (net dividends)
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,516	$11,097	$11,119
12/31/2017	$14,223	$15,037	$15,264
12/31/2018	$12,440	$13,004	$13,041
12/31/2019	$13,354	$15,361	$15,443
12/31/2020	$13,675	$18,189	$18,270
12/31/2021	$14,839	$18,128	$17,805
12/31/2022	$13,050	$14,816	$14,228
12/31/2023	$14,325	$16,521	$15,626
12/31/2024	$15,562	$17,685	$16,799
12/31/2025	$20,849	$22,949	$22,438

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	33.98%	8.80%	7.62%
Morningstar Emerging Markets Index	29.76%	4.76%	8.66%
MSCI Emerging Markets Index (net dividends)	33.57%	4.20%	8.42%

AssetsNet				$ 561,093,533
Holdings Count | Holding				313
Advisory Fees Paid, Amount				$ 1,757,475
InvestmentCompanyPortfolioTurnover				48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$561,093,533
# of Portfolio Holdings	313
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$1,757,475

Holdings [Text Block]	Top 5 Countries (Equity)
China	25.3%
Taiwan	18.2%
India	14.9%
Republic of Korea	14.7%
Brazil	4.4%

Asset Allocation

Common Stock	96.4%
Money Market Funds	2.0%
Preferred Stocks	1.9%
Other	(0.3%)

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	17.3%
Banks	14.3%
Technology Hardware, Storage & Peripherals	5.2%
Interactive Media & Services	5.2%
Metals & Mining	4.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000062036
Shareholder Report [Line Items]
Fund Name				LVIP Franklin Templeton Multi-Factor International Equity Fund
Class Name				Standard Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor International Equity Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$47	0.40%

Expenses Paid, Amount				$ 47
Expense Ratio, Percent				0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the full year 2025, the Fund rose in absolute terms and outperformed the MSCI EAFE NR USD.

  Favorable stock selection drove relative outperformance for the year, led by the financials, health care and materials sectors.

  Security selection only detracted modestly in a few sectors, including consumer discretionary.

  A communication services underweight and consumer discretionary overweight helped, while a financials underweight detracted.

The largest individual relative contributors were overweight allocations to German global financial services provider Deutsche Bank, UK-based global bank Barclays and Japanese diversified products and services company Toyota Tsusho. The largest individual detractors from relative performance were an underweight in Spanish multinational bank Banco Santander, and overweight positions in Danish jewelry manufacturer and retailer Pandora and venture capital company 3i Group.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar Developed Markets ex-US Index	MSCI EAFE Index (net dividends)
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,973	$10,283	$10,100
12/31/2017	$13,560	$12,844	$12,628
12/31/2018	$11,494	$10,997	$10,887
12/31/2019	$13,267	$13,498	$13,284
12/31/2020	$12,723	$14,636	$14,322
12/31/2021	$14,398	$16,419	$15,935
12/31/2022	$13,388	$13,913	$13,632
12/31/2023	$15,921	$16,313	$16,118
12/31/2024	$16,520	$17,027	$16,735
12/31/2025	$22,400	$22,543	$21,959

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	35.59%	11.98%	8.40%
Morningstar Developed Markets ex-US Index	32.39%	9.02%	8.47%
MSCI EAFE Index (net dividends)	31.22%	8.92%	8.18%

AssetsNet				$ 991,693,472
Holdings Count | Holding				264
Advisory Fees Paid, Amount				$ 2,916,807
InvestmentCompanyPortfolioTurnover				53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$991,693,472
# of Portfolio Holdings	264
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$2,916,807

Holdings [Text Block]	Top 5 Countries (Equity)
Japan	21.9%
United Kingdom	15.1%
France	11.0%
Switzerland	9.6%
Germany	8.9%

Asset Allocation

Common Stock	98.3%
Money Market Funds	1.2%
Preferred Stocks	0.1%
Other	0.4%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	13.3%
Pharmaceuticals	8.9%
Insurance	4.6%
Semiconductors & Semiconductor Equipment	4.1%
Capital Markets	3.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000062035
Shareholder Report [Line Items]
Fund Name				LVIP Franklin Templeton Multi-Factor International Equity Fund
Class Name				Service Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor International Equity Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$76	0.65%

Expenses Paid, Amount				$ 76
Expense Ratio, Percent				0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the full year 2025, the Fund rose in absolute terms and outperformed the MSCI EAFE NR USD.

  Favorable stock selection drove relative outperformance for the year, led by the financials, health care and materials sectors.

  Security selection only detracted modestly in a few sectors, including consumer discretionary.

  A communication services underweight and consumer discretionary overweight helped, while a financials underweight detracted.

The largest individual relative contributors were overweight allocations to German global financial services provider Deutsche Bank, UK-based global bank Barclays and Japanese diversified products and services company Toyota Tsusho. The largest individual detractors from relative performance were an underweight in Spanish multinational bank Banco Santander, and overweight positions in Danish jewelry manufacturer and retailer Pandora and venture capital company 3i Group.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar Developed Markets ex-US Index	MSCI EAFE Index (net dividends)
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,946	$10,283	$10,100
12/31/2017	$13,492	$12,844	$12,628
12/31/2018	$11,408	$10,997	$10,887
12/31/2019	$13,135	$13,498	$13,284
12/31/2020	$12,565	$14,636	$14,322
12/31/2021	$14,183	$16,419	$15,935
12/31/2022	$13,155	$13,913	$13,632
12/31/2023	$15,605	$16,313	$16,118
12/31/2024	$16,153	$17,027	$16,735
12/31/2025	$21,848	$22,543	$21,959

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	35.26%	11.70%	8.13%
Morningstar Developed Markets ex-US Index	32.39%	9.02%	8.47%
MSCI EAFE Index (net dividends)	31.22%	8.92%	8.18%

AssetsNet				$ 991,693,472
Holdings Count | Holding				264
Advisory Fees Paid, Amount				$ 2,916,807
InvestmentCompanyPortfolioTurnover				53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$991,693,472
# of Portfolio Holdings	264
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$2,916,807

Holdings [Text Block]	Top 5 Countries (Equity)
Japan	21.9%
United Kingdom	15.1%
France	11.0%
Switzerland	9.6%
Germany	8.9%

Asset Allocation

Common Stock	98.3%
Money Market Funds	1.2%
Preferred Stocks	0.1%
Other	0.4%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	13.3%
Pharmaceuticals	8.9%
Insurance	4.6%
Semiconductors & Semiconductor Equipment	4.1%
Capital Markets	3.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000062031
Shareholder Report [Line Items]
Fund Name				LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Class Name				Standard Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$39	0.36%

Expenses Paid, Amount				$ 39
Expense Ratio, Percent				0.36%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the period, beneficial stock selection and sector exposures enabled the Fund to outperform its secondary benchmark index. Specifically, security selection in the health care, consumer discretionary and financials sectors strengthened relative results.

  Conversely, stock selection in the industrials sector weighed on relative returns.

  In terms of sector allocations, a communication services overweight and varied positioning in information technology (IT) over the period supported relative performance, while a modest overweight in financials detracted.

  The largest contributors to relative returns were overweight positions in semiconductor designer and manufacturer Micron Technology, global investment company Bank of New York Mellon and biopharmaceutical developer Gilead Sciences.

  The largest detractors from relative returns during the period were overweight allocations to CME Group, which operates financial derivatives exchanges, and global payments provider Visa, and an underweight in aircraft engineer supplier GE Aerospace.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$12,153	$11,244	$11,196
12/31/2017	$14,432	$13,658	$13,640
12/31/2018	$12,829	$12,968	$13,042
12/31/2019	$16,331	$17,018	$17,149
12/31/2020	$16,818	$20,575	$20,304
12/31/2021	$22,179	$25,880	$26,132
12/31/2022	$19,968	$20,851	$21,399
12/31/2023	$23,439	$26,363	$27,025
12/31/2024	$29,999	$32,715	$33,786
12/31/2025	$35,605	$38,390	$39,827

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	18.69%	16.18%	13.54%
Morningstar US Market Index	17.35%	13.29%	14.40%
S&P 500® Index	17.88%	14.42%	14.82%

AssetsNet				$ 1,870,396,266
Holdings Count | Holding				263
Advisory Fees Paid, Amount				$ 5,290,190
InvestmentCompanyPortfolioTurnover				57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,870,396,266
# of Portfolio Holdings	263
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$5,290,190

Holdings [Text Block]

Asset Allocation

Common Stock	98.8%
Money Market Funds	1.2%
Other	0.0%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	14.3%
Software	11.5%
Interactive Media & Services	7.6%
Technology Hardware, Storage & Peripherals	6.8%
Financial Services	4.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000062032
Shareholder Report [Line Items]
Fund Name				LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Class Name				Service Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$67	0.61%

Expenses Paid, Amount				$ 67
Expense Ratio, Percent				0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the period, beneficial stock selection and sector exposures enabled the Fund to outperform its secondary benchmark index. Specifically, security selection in the health care, consumer discretionary and financials sectors strengthened relative results.

  Conversely, stock selection in the industrials sector weighed on relative returns.

  In terms of sector allocations, a communication services overweight and varied positioning in information technology (IT) over the period supported relative performance, while a modest overweight in financials detracted.

  The largest contributors to relative returns were overweight positions in semiconductor designer and manufacturer Micron Technology, global investment company Bank of New York Mellon and biopharmaceutical developer Gilead Sciences.

  The largest detractors from relative returns during the period were overweight allocations to CME Group, which operates financial derivatives exchanges, and global payments provider Visa, and an underweight in aircraft engineer supplier GE Aerospace.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$12,122	$11,244	$11,196
12/31/2017	$14,361	$13,658	$13,640
12/31/2018	$12,734	$12,968	$13,042
12/31/2019	$16,170	$17,018	$17,149
12/31/2020	$16,610	$20,575	$20,304
12/31/2021	$21,849	$25,880	$26,132
12/31/2022	$19,621	$20,851	$21,399
12/31/2023	$22,974	$26,363	$27,025
12/31/2024	$29,333	$32,715	$33,786
12/31/2025	$34,727	$38,390	$39,827

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	18.39%	15.89%	13.26%
Morningstar US Market Index	17.35%	13.29%	14.40%
S&P 500® Index	17.88%	14.42%	14.82%

AssetsNet				$ 1,870,396,266
Holdings Count | Holding				263
Advisory Fees Paid, Amount				$ 5,290,190
InvestmentCompanyPortfolioTurnover				57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,870,396,266
# of Portfolio Holdings	263
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$5,290,190

Holdings [Text Block]

Asset Allocation

Common Stock	98.8%
Money Market Funds	1.2%
Other	0.0%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	14.3%
Software	11.5%
Interactive Media & Services	7.6%
Technology Hardware, Storage & Peripherals	6.8%
Financial Services	4.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000062033
Shareholder Report [Line Items]
Fund Name				LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Class Name				Standard Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$40	0.37%

Expenses Paid, Amount				$ 40
Expense Ratio, Percent				0.37%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Security selection in the industrials, financials, utilities and consumer discretionary sectors benefited secondary benchmark relative  performance. In contrast, stock selection in the health care sector detracted from relative returns on an allocation basis, a health care overweight helped relative results, while a consumer discretionary overweight curbed returns.

  The largest individual contributors to relative returns included an off-benchmark allocation to integrated energy company NRG Energy, and overweight positions in Bloom Energy, a fuel cell systems provider for power generation, and home loan servicer Mr. Cooper Group.

  The largest individual detractors from relative returns were an underweight in telecommunications company EchoStar, an off-benchmark allocation to commerce technology solutions provider Manhattan Associates and an underweight in BridgeBio Pharma, which develops treatments for genetic diseases and cancers.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell 2000® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$13,009	$11,244	$12,131
12/31/2017	$13,832	$13,658	$13,908
12/31/2018	$11,971	$12,968	$12,376
12/31/2019	$14,344	$17,018	$15,535
12/31/2020	$15,202	$20,575	$18,636
12/31/2021	$20,319	$25,880	$21,397
12/31/2022	$17,789	$20,851	$17,024
12/31/2023	$20,553	$26,363	$19,906
12/31/2024	$23,264	$32,715	$22,203
12/31/2025	$26,426	$38,390	$25,047

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	13.59%	11.69%	10.21%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 2000® Index	12.81%	6.09%	9.62%

AssetsNet				$ 937,785,671
Holdings Count | Holding				1,006
Advisory Fees Paid, Amount				$ 2,646,823
InvestmentCompanyPortfolioTurnover				52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$937,785,671
# of Portfolio Holdings	1,006
Portfolio Turnover Rate	52%
Total Advisory Fees Paid	$2,646,823

Holdings [Text Block]

Asset Allocation

Common Stock	97.9%
Money Market Funds	1.9%
Rights	0.0%
Other	0.2%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Biotechnology	9.2%
Banks	8.8%
Software	6.3%
Semiconductors & Semiconductor Equipment	3.7%
Health Care Equipment & Supplies	3.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000062034
Shareholder Report [Line Items]
Fund Name				LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Class Name				Service Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$66	0.62%

Expenses Paid, Amount				$ 66
Expense Ratio, Percent				0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Security selection in the industrials, financials, utilities and consumer discretionary sectors benefited secondary benchmark relative  performance. In contrast, stock selection in the health care sector detracted from relative returns on an allocation basis, a health care overweight helped relative results, while a consumer discretionary overweight curbed returns.

  The largest individual contributors to relative returns included an off-benchmark allocation to integrated energy company NRG Energy, and overweight positions in Bloom Energy, a fuel cell systems provider for power generation, and home loan servicer Mr. Cooper Group.

  The largest individual detractors from relative returns were an underweight in telecommunications company EchoStar, an off-benchmark allocation to commerce technology solutions provider Manhattan Associates and an underweight in BridgeBio Pharma, which develops treatments for genetic diseases and cancers.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell 2000® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$12,976	$11,244	$12,131
12/31/2017	$13,764	$13,658	$13,908
12/31/2018	$11,882	$12,968	$12,376
12/31/2019	$14,202	$17,018	$15,535
12/31/2020	$15,014	$20,575	$18,636
12/31/2021	$20,017	$25,880	$21,397
12/31/2022	$17,481	$20,851	$17,024
12/31/2023	$20,147	$26,363	$19,906
12/31/2024	$22,748	$32,715	$22,203
12/31/2025	$25,774	$38,390	$25,047

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	13.30%	11.41%	9.93%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 2000® Index	12.81%	6.09%	9.62%

AssetsNet				$ 937,785,671
Holdings Count | Holding				1,006
Advisory Fees Paid, Amount				$ 2,646,823
InvestmentCompanyPortfolioTurnover				52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$937,785,671
# of Portfolio Holdings	1,006
Portfolio Turnover Rate	52%
Total Advisory Fees Paid	$2,646,823

Holdings [Text Block]

Asset Allocation

Common Stock	97.9%
Money Market Funds	1.9%
Rights	0.0%
Other	0.2%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Biotechnology	9.2%
Banks	8.8%
Software	6.3%
Semiconductors & Semiconductor Equipment	3.7%
Health Care Equipment & Supplies	3.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000007712
Shareholder Report [Line Items]
Fund Name				LVIP Global Conservative Allocation Managed Risk Fund
Class Name				Standard Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP Global Conservative Allocation Managed Risk Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$31	0.30%

Expenses Paid, Amount				$ 31
Expense Ratio, Percent				0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a combination of actively managed, passive index and multi-factor funds.

  During the calendar year 2025, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund underperformed its composite benchmark for the year.

  During 2025, equity allocations to actively managed multi-factor and international value funds generally contributed positively to performance.

  Conversely, equity allocations to actively managed international growth and domestic large cap value-oriented funds detracted from returns.

  Within fixed income, allocations to actively managed bond funds were generally in-line with the fixed income index component of the Fund’s composite benchmark.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Conservative Blended Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,502	$10,254	$10,265	$10,568
12/31/2017	$11,604	$10,602	$10,628	$11,675
12/31/2018	$11,088	$10,617	$10,629	$11,329
12/31/2019	$12,752	$11,535	$11,556	$13,192
12/31/2020	$13,654	$12,399	$12,423	$14,916
12/31/2021	$14,696	$12,200	$12,232	$15,986
12/31/2022	$12,434	$10,615	$10,641	$13,637
12/31/2023	$13,642	$11,179	$11,229	$15,282
12/31/2024	$14,693	$11,331	$11,369	$16,405
12/31/2025	$16,131	$12,138	$12,199	$18,403

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	9.79%	3.39%	4.90%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
Conservative Blended Composite	12.18%	4.29%	6.29%

AssetsNet				$ 703,400,577
Holdings Count | Holding				37
Advisory Fees Paid, Amount				$ 1,739,209
InvestmentCompanyPortfolioTurnover				24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$703,400,577
# of Portfolio Holdings	37
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$1,739,209

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	56.7%
Equity Funds	30.8%
International Equity Funds	9.8%
Money Market Funds	2.5%
Global Equity Funds	0.1%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000007713
Shareholder Report [Line Items]
Fund Name				LVIP Global Conservative Allocation Managed Risk Fund
Class Name				Service Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP Global Conservative Allocation Managed Risk Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$58	0.55%

Expenses Paid, Amount				$ 58
Expense Ratio, Percent				0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a combination of actively managed, passive index and multi-factor funds.

  During the calendar year 2025, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund underperformed its composite benchmark for the year.

  During 2025, equity allocations to actively managed multi-factor and international value funds generally contributed positively to performance.

  Conversely, equity allocations to actively managed international growth and domestic large cap value-oriented funds detracted from returns.

  Within fixed income, allocations to actively managed bond funds were generally in-line with the fixed income index component of the Fund’s composite benchmark.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Conservative Blended Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,475	$10,254	$10,265	$10,568
12/31/2017	$11,546	$10,602	$10,628	$11,675
12/31/2018	$11,004	$10,617	$10,629	$11,329
12/31/2019	$12,624	$11,535	$11,556	$13,192
12/31/2020	$13,484	$12,399	$12,423	$14,916
12/31/2021	$14,477	$12,200	$12,232	$15,986
12/31/2022	$12,217	$10,615	$10,641	$13,637
12/31/2023	$13,372	$11,179	$11,229	$15,282
12/31/2024	$14,366	$11,331	$11,369	$16,405
12/31/2025	$15,732	$12,138	$12,199	$18,403

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	9.51%	3.13%	4.64%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
Conservative Blended Composite	12.18%	4.29%	6.29%

AssetsNet				$ 703,400,577
Holdings Count | Holding				37
Advisory Fees Paid, Amount				$ 1,739,209
InvestmentCompanyPortfolioTurnover				24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$703,400,577
# of Portfolio Holdings	37
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$1,739,209

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	56.7%
Equity Funds	30.8%
International Equity Funds	9.8%
Money Market Funds	2.5%
Global Equity Funds	0.1%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000007716
Shareholder Report [Line Items]
Fund Name				LVIP Global Growth Allocation Managed Risk Fund
Class Name				Standard Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP Global Growth Allocation Managed Risk Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$31	0.29%

Expenses Paid, Amount				$ 31
Expense Ratio, Percent				0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a combination of actively managed, passive index and multi-factor funds.

  During 2025, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund underperformed its composite benchmark for the year.

  Equity allocations to actively managed multi-factor and international value funds generally contributed positively to performance.

  Conversely, equity allocations to actively managed international growth and domestic large cap value-oriented funds detracted from returns.

  Within fixed income, allocations to actively managed bond funds were generally in-line with the fixed income index component of the Fund’s composite benchmark.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell 1000® Index	Growth Blended Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,475	$11,244	$11,205	$10,759
12/31/2017	$12,113	$13,658	$13,636	$12,547
12/31/2018	$11,346	$12,968	$12,983	$11,795
12/31/2019	$13,145	$17,018	$17,063	$14,354
12/31/2020	$13,915	$20,575	$20,640	$16,571
12/31/2021	$15,692	$25,880	$26,101	$18,653
12/31/2022	$12,761	$20,851	$21,108	$15,656
12/31/2023	$14,462	$26,363	$26,708	$18,227
12/31/2024	$16,074	$32,715	$33,255	$20,241
12/31/2025	$18,250	$38,390	$39,030	$23,658

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	13.54%	5.57%	6.20%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 1000® Index	17.37%	13.59%	14.59%
Growth Blended Composite	16.88%	7.38%	8.99%

AssetsNet				$ 5,348,068,742
Holdings Count | Holding				40
Advisory Fees Paid, Amount				$ 12,881,822
InvestmentCompanyPortfolioTurnover				21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,348,068,742
# of Portfolio Holdings	40
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$12,881,822

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	45.6%
Fixed Income Funds	27.3%
International Equity Funds	23.3%
Money Market Funds	2.9%
Global Equity Funds	0.7%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000007717
Shareholder Report [Line Items]
Fund Name				LVIP Global Growth Allocation Managed Risk Fund
Class Name				Service Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP Global Growth Allocation Managed Risk Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$58	0.54%

Expenses Paid, Amount				$ 58
Expense Ratio, Percent				0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a combination of actively managed, passive index and multi-factor funds.

  During 2025, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund underperformed its composite benchmark for the year.

  Equity allocations to actively managed multi-factor and international value funds generally contributed positively to performance.

  Conversely, equity allocations to actively managed international growth and domestic large cap value-oriented funds detracted from returns.

  Within fixed income, allocations to actively managed bond funds were generally in-line with the fixed income index component of the Fund’s composite benchmark.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell 1000® Index	Growth Blended Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,449	$11,244	$11,205	$10,759
12/31/2017	$12,052	$13,658	$13,636	$12,547
12/31/2018	$11,261	$12,968	$12,983	$11,795
12/31/2019	$13,014	$17,018	$17,063	$14,354
12/31/2020	$13,742	$20,575	$20,640	$16,571
12/31/2021	$15,458	$25,880	$26,101	$18,653
12/31/2022	$12,540	$20,851	$21,108	$15,656
12/31/2023	$14,176	$26,363	$26,708	$18,227
12/31/2024	$15,716	$32,715	$33,255	$20,241
12/31/2025	$17,799	$38,390	$39,030	$23,658

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	13.26%	5.31%	5.94%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 1000® Index	17.37%	13.59%	14.59%
Growth Blended Composite	16.88%	7.38%	8.99%

AssetsNet				$ 5,348,068,742
Holdings Count | Holding				40
Advisory Fees Paid, Amount				$ 12,881,822
InvestmentCompanyPortfolioTurnover				21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,348,068,742
# of Portfolio Holdings	40
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$12,881,822

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	45.6%
Fixed Income Funds	27.3%
International Equity Funds	23.3%
Money Market Funds	2.9%
Global Equity Funds	0.7%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000007714
Shareholder Report [Line Items]
Fund Name				LVIP Global Moderate Allocation Managed Risk Fund
Class Name				Standard Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP Global Moderate Allocation Managed Risk Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$31	0.29%

Expenses Paid, Amount				$ 31
Expense Ratio, Percent				0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a combination of actively managed, passive index and multi-factor funds.

  During 2025, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund underperformed its composite benchmark for the year.

  Equity allocations to actively managed multi-factor and international value funds generally contributed positively to performance.

  Conversely, equity allocations to actively managed international growth and domestic large cap value-oriented funds detracted from returns.

  Within fixed income, allocations to actively managed bond funds were generally in-line with the fixed income index component of theFund’s composite benchmark.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Moderate Blended Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,434	$10,254	$10,265	$10,710
12/31/2017	$11,928	$10,602	$10,628	$12,285
12/31/2018	$11,280	$10,617	$10,629	$11,680
12/31/2019	$12,974	$11,535	$11,556	$14,010
12/31/2020	$13,765	$12,399	$12,423	$16,109
12/31/2021	$15,255	$12,200	$12,232	$17,824
12/31/2022	$12,604	$10,615	$10,641	$15,028
12/31/2023	$14,096	$11,179	$11,229	$17,267
12/31/2024	$15,532	$11,331	$11,369	$18,988
12/31/2025	$17,322	$12,138	$12,199	$21,894

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	11.52%	4.70%	5.65%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
Moderate Blended Composite	15.31%	6.33%	8.15%

AssetsNet				$ 4,312,802,616
Holdings Count | Holding				40
Advisory Fees Paid, Amount				$ 10,264,688
InvestmentCompanyPortfolioTurnover				22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,312,802,616
# of Portfolio Holdings	40
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$10,264,688

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	40.8%
Fixed Income Funds	37.0%
International Equity Funds	18.5%
Money Market Funds	2.9%
Global Equity Funds	0.6%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000007715
Shareholder Report [Line Items]
Fund Name				LVIP Global Moderate Allocation Managed Risk Fund
Class Name				Service Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP Global Moderate Allocation Managed Risk Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$57	0.54%

Expenses Paid, Amount				$ 57
Expense Ratio, Percent				0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a combination of actively managed, passive index and multi-factor funds.

  During 2025, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund underperformed its composite benchmark for the year.

  Equity allocations to actively managed multi-factor and international value funds generally contributed positively to performance.

  Conversely, equity allocations to actively managed international growth and domestic large cap value-oriented funds detracted from returns.

  Within fixed income, allocations to actively managed bond funds were generally in-line with the fixed income index component of theFund’s composite benchmark.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Moderate Blended Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,407	$10,254	$10,265	$10,710
12/31/2017	$11,869	$10,602	$10,628	$12,285
12/31/2018	$11,195	$10,617	$10,629	$11,680
12/31/2019	$12,845	$11,535	$11,556	$14,010
12/31/2020	$13,594	$12,399	$12,423	$16,109
12/31/2021	$15,027	$12,200	$12,232	$17,824
12/31/2022	$12,385	$10,615	$10,641	$15,028
12/31/2023	$13,816	$11,179	$11,229	$17,267
12/31/2024	$15,186	$11,331	$11,369	$18,988
12/31/2025	$16,893	$12,138	$12,199	$21,894

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	11.24%	4.44%	5.38%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
Moderate Blended Composite	15.31%	6.33%	8.15%

AssetsNet				$ 4,312,802,616
Holdings Count | Holding				40
Advisory Fees Paid, Amount				$ 10,264,688
InvestmentCompanyPortfolioTurnover				22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,312,802,616
# of Portfolio Holdings	40
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$10,264,688

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	40.8%
Fixed Income Funds	37.0%
International Equity Funds	18.5%
Money Market Funds	2.9%
Global Equity Funds	0.6%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000007706
Shareholder Report [Line Items]
Fund Name				LVIP Government Money Market Fund
Class Name				Standard Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP Government Money Market Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$39	0.38%

Expenses Paid, Amount				$ 39
Expense Ratio, Percent				0.38%
AssetsNet				$ 1,881,858,915
Holdings Count | Holding				165
Advisory Fees Paid, Amount				$ 5,908,991
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,881,858,915 # of Portfolio Holdings165 Total Advisory Fees Paid$5,908,991
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

U.S. Treasury Obligations	41.6%
Repurchase Agreements	39.7%
Agency Obligations	17.7%
Money Market Funds	0.0%
Other	1.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000007707
Shareholder Report [Line Items]
Fund Name				LVIP Government Money Market Fund
Class Name				Service Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP Government Money Market Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$64	0.63%

Expenses Paid, Amount				$ 64
Expense Ratio, Percent				0.63%
AssetsNet				$ 1,881,858,915
Holdings Count | Holding				165
Advisory Fees Paid, Amount				$ 5,908,991
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,881,858,915 # of Portfolio Holdings165 Total Advisory Fees Paid$5,908,991
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

U.S. Treasury Obligations	41.6%
Repurchase Agreements	39.7%
Agency Obligations	17.7%
Money Market Funds	0.0%
Other	1.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000241301
Shareholder Report [Line Items]
Fund Name				LVIP JPMorgan Core Bond Fund
Class Name				Standard Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP JPMorgan Core Bond Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$49	0.47%

Expenses Paid, Amount				$ 49
Expense Ratio, Percent				0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

In 2025 the U.S. Treasury curve steepened (and rates rallied, less the 30yr bellwether) and spreads broadly tightened. For the full year 2025, the Fund rose in absolute terms and outperformed the Bloomberg U.S. Agg Bond TR USD.

  The Fund's duration overweight and curve positioning contributed to performance as the curve steepened.

  Security selection within investment grade credit and asset-backed securities (ABS) contributed, while security selection in agency mortgage-backed securities (MBS) detracted during the period due to the low-volatility environment. The Fund's portfolio mortgages typically outperform when volatility increases.

  The Fund's overweight to non-agency MBS and collateralized MBS was additive to performance while the overweight to ABS detracted.

Derivatives Exposure: Treasury futures; the allocation to Treasuries contributed over the year.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,212	$10,254	$10,265
12/31/2017	$10,576	$10,602	$10,628
12/31/2018	$10,581	$10,617	$10,629
12/31/2019	$11,447	$11,535	$11,556
12/31/2020	$12,345	$12,399	$12,423
12/31/2021	$12,177	$12,200	$12,232
12/31/2022	$10,646	$10,615	$10,641
12/31/2023	$11,275	$11,179	$11,229
12/31/2024	$11,469	$11,331	$11,369
12/31/2025	$12,318	$12,138	$12,199

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	7.40%	(0.04%)	2.11%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

AssetsNet				$ 3,733,854,992
Holdings Count | Holding				3,129
Advisory Fees Paid, Amount				$ 12,486,735
InvestmentCompanyPortfolioTurnover				23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,733,854,992
# of Portfolio Holdings	3,129
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$12,486,735

Holdings [Text Block]

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	57.6%
AAA	5.4%
AA	4.4%
A	14.8%
BBB	10.8%
BB	0.0%
B	0.0%
CCC	0.0%
C	0.0%
Not Rated	7.0%

Asset Allocation

U.S. Treasury Obligations	33.2%
Corporate Bonds	23.5%
Agency Mortgage-Backed Securities	21.8%
Non-Agency Asset-Backed Securities	9.0%
Agency Collateralized Mortgage Obligations	3.6%
Non-Agency Commercial Mortgage-Backed Securities	2.5%
Non-Agency Collateralized Mortgage Obligations	2.2%
Agency Commercial Mortgage-Backed Securities	1.6%
Money Market Funds	0.8%
Sovereign Bonds	0.7%
Other	1.1%

Credit Quality Explanation [Text Block]				† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Banks	9.2%
Electric	2.4%
Pipelines	1.1%
Diversified Financial Services	1.0%
Telecommunications	0.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000241300
Shareholder Report [Line Items]
Fund Name				LVIP JPMorgan Core Bond Fund
Class Name				Service Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP JPMorgan Core Bond Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$75	0.72%

Expenses Paid, Amount				$ 75
Expense Ratio, Percent				0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

In 2025 the U.S. Treasury curve steepened (and rates rallied, less the 30yr bellwether) and spreads broadly tightened. For the full year 2025, the Fund rose in absolute terms and outperformed the Bloomberg U.S. Agg Bond TR USD.

  The Fund's duration overweight and curve positioning contributed to performance as the curve steepened.

  Security selection within investment grade credit and asset-backed securities (ABS) contributed, while security selection in agency mortgage-backed securities (MBS) detracted during the period due to the low-volatility environment. The Fund's portfolio mortgages typically outperform when volatility increases.

  The Fund's overweight to non-agency MBS and collateralized MBS was additive to performance while the overweight to ABS detracted.

Derivatives Exposure: Treasury futures; the allocation to Treasuries contributed over the year.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,184	$10,254	$10,265
12/31/2017	$10,520	$10,602	$10,628
12/31/2018	$10,496	$10,617	$10,629
12/31/2019	$11,322	$11,535	$11,556
12/31/2020	$12,191	$12,399	$12,423
12/31/2021	$11,989	$12,200	$12,232
12/31/2022	$10,462	$10,615	$10,641
12/31/2023	$11,054	$11,179	$11,229
12/31/2024	$11,214	$11,331	$11,369
12/31/2025	$12,016	$12,138	$12,199

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	7.15%	(0.29%)	1.85%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

AssetsNet				$ 3,733,854,992
Holdings Count | Holding				3,129
Advisory Fees Paid, Amount				$ 12,486,735
InvestmentCompanyPortfolioTurnover				23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,733,854,992
# of Portfolio Holdings	3,129
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$12,486,735

Holdings [Text Block]

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	57.6%
AAA	5.4%
AA	4.4%
A	14.8%
BBB	10.8%
BB	0.0%
B	0.0%
CCC	0.0%
C	0.0%
Not Rated	7.0%

Asset Allocation

U.S. Treasury Obligations	33.2%
Corporate Bonds	23.5%
Agency Mortgage-Backed Securities	21.8%
Non-Agency Asset-Backed Securities	9.0%
Agency Collateralized Mortgage Obligations	3.6%
Non-Agency Commercial Mortgage-Backed Securities	2.5%
Non-Agency Collateralized Mortgage Obligations	2.2%
Agency Commercial Mortgage-Backed Securities	1.6%
Money Market Funds	0.8%
Sovereign Bonds	0.7%
Other	1.1%

Credit Quality Explanation [Text Block]				† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Banks	9.2%
Electric	2.4%
Pipelines	1.1%
Diversified Financial Services	1.0%
Telecommunications	0.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000087496
Shareholder Report [Line Items]
Fund Name				LVIP JPMorgan High Yield Fund
Class Name				Standard Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP JPMorgan High Yield Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$71	0.68%

Expenses Paid, Amount				$ 71
Expense Ratio, Percent				0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Risk assets showed resilience in 2025, despite spring tariff volatility and policy shifts. BB rated bonds led return; technical remained strong with fund inflows and issuance, a four-year high. Defaults rose to 1.88% but stayed well below long-term averages; solid fundamentals and credit selection drove performance. For the full year 2025, the Fund rose in absolute terms and outperformed the ICE BofA U.S. HY Constnd TR USD (the "Index").

  Security selection in cable satellite, supermarkets and media entertainment enhanced performance relative to the Index.

  Intelsat (overweight) contributed when SES acquired it in July, with shareholders getting $34 cash plus spectrum CVRs delivering gains.

  An avoidance of New Fortress Energy protected the Fund when the company entered restructuring talks amid cash flow problems.

  Security selection in retailers, chemicals and healthcare hurt performance; Claire's bankruptcy and sponsor withdrawal led detractors.

  Venator Materials' overweight position detracted due to weak coatings demand across the world.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Core Bond Index	ICE BofA U.S. High Yield Constrained Index	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$11,326	$10,254	$11,749	$11,713
12/31/2017	$12,093	$10,602	$12,628	$12,592
12/31/2018	$11,749	$10,617	$12,342	$12,329
12/31/2019	$13,273	$11,535	$14,120	$14,095
12/31/2020	$14,011	$12,399	$14,978	$15,088
12/31/2021	$14,912	$12,200	$15,779	$15,882
12/31/2022	$13,387	$10,615	$14,010	$14,106
12/31/2023	$14,962	$11,179	$15,897	$16,002
12/31/2024	$16,172	$11,331	$17,201	$17,313
12/31/2025	$17,604	$12,138	$18,664	$18,806

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	8.85%	4.67%	5.82%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
ICE BofA U.S. High Yield Constrained Index	8.50%	4.50%	6.44%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	8.62%	4.50%	6.52%

AssetsNet				$ 579,657,291
Holdings Count | Holding				725
Advisory Fees Paid, Amount				$ 4,128,864
InvestmentCompanyPortfolioTurnover				24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$579,657,291
# of Portfolio Holdings	725
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$4,128,864

Holdings [Text Block]

Credit Quality Ratings (as a % of Fixed Income Investments)†

BBB	8.4%
BB	56.0%
B	23.5%
CCC	9.8%
C	0.0%
Not Rated	2.3%

Asset Allocation

Corporate Bonds	85.8%
Loan Agreements	9.6%
Money Market Funds	1.5%
Common Stock	1.3%
Preferred Stocks	0.2%
Convertible Bonds	0.2%
Rights	0.2%
Private Trust	0.0%
Warrants	0.0%
Other	1.2%

Credit Quality Explanation [Text Block]				† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Media	11.5%
Commercial Services	5.8%
Oil & Gas	5.5%
Telecommunications	5.1%
Health Care Services	4.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip
C000087497
Shareholder Report [Line Items]
Fund Name				LVIP JPMorgan High Yield Fund
Class Name				Service Class
No Trading Symbol [Flag]				true
Annual or Semi-Annual Statement [Text Block]				This Annual shareholder report contains important information about LVIP JPMorgan High Yield Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number				1-800-4LINCOLN (454-6265)
Additional Information Website				www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$97	0.93%

Expenses Paid, Amount				$ 97
Expense Ratio, Percent				0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Risk assets showed resilience in 2025, despite spring tariff volatility and policy shifts. BB rated bonds led return; technical remained strong with fund inflows and issuance, a four-year high. Defaults rose to 1.88% but stayed well below long-term averages; solid fundamentals and credit selection drove performance. For the full year 2025, the Fund rose in absolute terms and outperformed the ICE BofA U.S. HY Constnd TR USD (the "Index").

  Security selection in cable satellite, supermarkets and media entertainment enhanced performance relative to the Index.

  Intelsat (overweight) contributed when SES acquired it in July, with shareholders getting $34 cash plus spectrum CVRs delivering gains.

  An avoidance of New Fortress Energy protected the Fund when the company entered restructuring talks amid cash flow problems.

  Security selection in retailers, chemicals and healthcare hurt performance; Claire's bankruptcy and sponsor withdrawal led detractors.

  Venator Materials' overweight position detracted due to weak coatings demand across the world.

Performance Past Does Not Indicate Future [Text]				Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Core Bond Index	ICE BofA U.S. High Yield Constrained Index	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$11,298	$10,254	$11,749	$11,713
12/31/2017	$12,033	$10,602	$12,628	$12,592
12/31/2018	$11,660	$10,617	$12,342	$12,329
12/31/2019	$13,141	$11,535	$14,120	$14,095
12/31/2020	$13,837	$12,399	$14,978	$15,088
12/31/2021	$14,690	$12,200	$15,779	$15,882
12/31/2022	$13,153	$10,615	$14,010	$14,106
12/31/2023	$14,665	$11,179	$15,897	$16,002
12/31/2024	$15,811	$11,331	$17,201	$17,313
12/31/2025	$17,170	$12,138	$18,664	$18,806

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	8.59%	4.41%	5.55%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
ICE BofA U.S. High Yield Constrained Index	8.50%	4.50%	6.44%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	8.62%	4.50%	6.52%

AssetsNet				$ 579,657,291
Holdings Count | Holding				725
Advisory Fees Paid, Amount				$ 4,128,864
InvestmentCompanyPortfolioTurnover				24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$579,657,291
# of Portfolio Holdings	725
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$4,128,864

Holdings [Text Block]

Credit Quality Ratings (as a % of Fixed Income Investments)†

BBB	8.4%
BB	56.0%
B	23.5%
CCC	9.8%
C	0.0%
Not Rated	2.3%

Asset Allocation

Corporate Bonds	85.8%
Loan Agreements	9.6%
Money Market Funds	1.5%
Common Stock	1.3%
Preferred Stocks	0.2%
Convertible Bonds	0.2%
Rights	0.2%
Private Trust	0.0%
Warrants	0.0%
Other	1.2%

Credit Quality Explanation [Text Block]				† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Media	11.5%
Commercial Services	5.8%
Oil & Gas	5.5%
Telecommunications	5.1%
Health Care Services	4.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address				www.lincolnfinancial.com/lvip

[1]	Expenses would be higher if the Fund had been in operation for the entire year.
[2]	Annualized.
[3]	Expenses would be higher if the Fund had been in operation for the entire year.
[4]	Annualized.